UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-1851 Date of fiscal year end: September 30 Date of reporting period: December 31, 2015

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-Q for the fiscal quarter ended December 31, 2015 originally filed with the Securities and Exchange Commission on February 29, 2016 (Accession Number 0001193125-16-484187). The sole purpose of this amendment is to include a fund that was not listed on the series and class identifier section of the SEC acceptance but was included in Item 1 of the N-Q filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-Q filing.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.4%
COMMON STOCKS — 120.4%
Automobiles & Components — 3.9%
Allison Transmission Holdings, Inc.	68,218	$1,766,164
American Axle & Manufacturing Holdings, Inc.†*	714,314	13,529,107
Cooper Tire & Rubber Co	55,239	2,090,796
Cooper-Standard Holding, Inc.*	11,631	902,449
Dana Holding Corp.†(a)	186,106	2,568,263
Dorman Products, Inc.(a)*	62,055	2,945,751
Ford Motor Co.†(b)	1,088,254	15,333,499
General Motors Co.	19,436	661,018
Gentex Corp.†(a)	389,588	6,237,304
Gentherm, Inc.†*	50,954	2,415,220
Goodyear Tire & Rubber Co. (The)†	190,011	6,207,659
Johnson Controls, Inc.†	241,400	9,532,886
Lear Corp.†	2,133	261,996
Metaldyne Performance Group, Inc.	22,758	417,382
Standard Motor Products, Inc.†	49,140	1,869,777
Tenneco, Inc.(a)*	41,692	1,914,080
Thor Industries, Inc.†	21,170	1,188,696
Visteon Corp.†*	82,772	9,477,394

		79,319,441

Capital Goods — 20.6%
Actuant Corp., Class A†(a)	238,089	5,704,612
Aegion Corp.†*	140,308	2,709,347
AGCO Corp.(a)	222,771	10,111,576
American Woodmark Corp.†*	63,661	5,091,607
AO Smith Corp.†	44,380	3,399,952
Apogee Enterprises, Inc.†(a)(b)	185,851	8,086,377
Applied Industrial Technologies, Inc.†(b)	169,363	6,857,508
Armstrong World Industries, Inc.†*	196,922	9,005,243
AZZ, Inc.†	85,097	4,728,840
Babcock & Wilcox Enterprises, Inc.†*	30,389	634,218
Barnes Group, Inc.	14,247	504,201
Boeing Co. (The)†	100,557	14,539,537
Brady Corp., Class A†(a)	127,065	2,919,954
Briggs & Stratton Corp.	66,145	1,144,308
Carlisle Cos, Inc.†	18,191	1,613,360
Chicago Bridge & Iron Co. NV (Netherlands)(a)	323,377	12,608,469
CLARCOR, Inc.†	41,586	2,065,992
Colfax Corp.*	1,650	38,527
Comfort Systems USA, Inc.†	276,840	7,867,793
Continental Building Products, Inc.†*	236,880	4,135,925
Crane Co.†	153,731	7,354,491

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Cummins, Inc.†	87,881	$7,734,407
DigitalGlobe, Inc.†(a)(b)*	444,734	6,964,534
Dover Corp.(a)(b)	75,116	4,605,362
Eaton Corp. PLC (Ireland)	77,495	4,032,840
EMCOR Group, Inc.†(a)	120,573	5,792,327
Emerson Electric Co.†(a)	92,593	4,428,723
EnerSys	1,043	58,335
ESCO Technologies, Inc.	15,754	569,350
Federal Signal Corp.†	161,397	2,558,142
Fluor Corp.†(a)	249,876	11,799,145
Fortune Brands Home & Security, Inc.(a)(b)	38,628	2,143,854
Franklin Electric Co., Inc.	65,716	1,776,303
Griffon Corp.(a)	11,895	211,731
HD Supply Holdings, Inc.†*	128,769	3,866,933
Huntington Ingalls Industries, Inc.†	48,985	6,213,747
II-VI, Inc.†*	149,019	2,765,793
Ingersoll-Rand PLC (Ireland)	52,240	2,888,350
ITT Corp.	16,690	606,181
Jacobs Engineering Group, Inc.(b)*	137,380	5,763,091
Joy Global, Inc.(a)	398,570	5,025,968
Kaman Corp.†	67,358	2,748,880
KBR, Inc.†(b)	890,700	15,070,644
Kennametal, Inc.†	509,949	9,791,021
Lennox International, Inc.†(a)	35,754	4,465,675
Lincoln Electric Holdings, Inc.†	247,018	12,817,764
Masco Corp.(a)(b)	384,206	10,873,030
Masonite International Corp. (Canada)*	7,785	476,676
MasTec, Inc.(a)*	72,922	1,267,384
Meritor, Inc.†(b)*	566,854	4,733,231
Moog, Inc., Class A†*	100,198	6,071,999
MRC Global, Inc.†(a)(b)*	1,286,370	16,594,173
MSC Industrial Direct Co., Inc., Class A(a)(b)	152,998	8,609,197
Mueller Industries, Inc.(a)	25,545	692,269
Mueller Water Products, Inc., Class A†	156,508	1,345,969
NCI Building Systems, Inc.*	67,033	831,880
NOW, Inc.(a)*	145,253	2,297,902
Orbital ATK, Inc.†(b)	201,260	17,980,568
Owens Corning†	325,108	15,289,829
PACCAR, Inc.(a)(b)	215,333	10,206,784
Quanta Services, Inc.†*	8,648	175,122

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.(a)(b)	43,356	$4,448,759
Simpson Manufacturing Co., Inc.(a)	69,205	2,363,351
Spirit AeroSystems Holdings, Inc., Class A†(b)*	377,670	18,909,937
Standex International Corp.(a)	29,417	2,446,024
Sun Hydraulics Corp.†	52,794	1,675,154
Tennant Co.(a)	1,856	104,419
TopBuild Corp.(a)(b)*	116,876	3,596,275
Toro Co. (The)	408	29,813
Trinity Industries, Inc.(a)(b)	511,565	12,287,791
Universal Forest Products, Inc.†	84,188	5,755,934
USG Corp.†(a) *	519,043	12,607,554
Wabash National Corp.†(a)(b)*	1,072,934	12,692,809
Wabtec Corp.†(a)	150,321	10,690,829
Watts Water Technologies, Inc., Class A(a)	1,695	84,191
WESCO International, Inc.†(a)(b) *	85,871	3,750,845

		424,710,635

Commercial & Professional Services — 3.5%
ABM Industries, Inc.†	137,909	3,926,269
ACCO Brands Corp.(b)*	3,253	23,194
Brink’s Co. (The)	4,154	119,884
CEB, Inc.†	10,894	668,783
Clean Harbors, Inc.(a)*	69,206	2,882,430
Deluxe Corp.†	131,965	7,197,371
Herman Miller, Inc.†	141,378	4,057,549
Huron Consulting Group, Inc.†*	12,541	744,935
Insperity, Inc.†	38,429	1,850,356
Interface, Inc.†	347,410	6,649,427
Knoll, Inc.	32,439	609,853
Korn/Ferry International†	84,597	2,806,929
ManpowerGroup, Inc.†	51,002	4,298,959
Multi-Color Corp.†	56,586	3,384,409
Ritchie Bros Auctioneers, Inc. (Canada)(a)	419,518	10,114,579
Robert Half International, Inc.†	52,502	2,474,944
RPX Corp.†*	190,896	2,099,856
ServiceMaster Global Holdings, Inc.†*	72,149	2,831,127
Tetra Tech, Inc.†	230,557	5,999,093
TrueBlue, Inc.†*	45,898	1,182,333
UniFirst Corp.†(a)(b)	46,521	4,847,488

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
US Ecology, Inc.(a)	84,322	$3,072,694
West Corp.†	57,311	1,236,198

		73,078,660

Consumer Durables & Apparel — 5.3%
Brunswick Corp.†(b)	333,149	16,827,356
Callaway Golf Co.	212,136	1,998,321
DR Horton, Inc.†(b)	670,624	21,480,087
Ethan Allen Interiors, Inc.(a)	3,172	88,245
Helen of Troy Ltd. (Bermuda)†*	4,977	469,082
Leggett & Platt, Inc.†(a)	162,356	6,822,199
Michael Kors Holdings Ltd. (British Virgin Islands)†(b)*	171,626	6,875,337
Oxford Industries, Inc.†	97,138	6,199,347
Polaris Industries, Inc.(a)	193,508	16,632,013
PVH Corp.†	6,855	504,871
Skechers U.S.A., Inc., Class A(a)(b)*	414,590	12,524,764
Smith & Wesson Holding Corp.†*	211,785	4,655,034
Sturm Ruger & Co., Inc.(a)	33,859	2,018,335
Tempur Sealy International, Inc.*	14,539	1,024,418
Tumi Holdings, Inc.†(a)*	188,043	3,127,155
Wolverine World Wide, Inc.(a)(b)	523,594	8,749,256

		109,995,820

Consumer Services — 7.4%
Apollo Education Group, Inc.†(b)*	962,448	7,381,976
Aramark Holdings Corp.†	236,857	7,638,638
Belmond Ltd., Class A (Bermuda)*	32,441	308,189
Bloomin’ Brands, Inc.†(b)	261,831	4,422,326
Bob Evans Farms, Inc.†	151,400	5,881,890
Boyd Gaming Corp.(a)(b)*	814,677	16,187,632
Capella Education Co.†	38,233	1,767,129
Carnival Corp. (Panama)	212,199	11,560,601
Chipotle Mexican Grill, Inc.*	2,030	974,096
Choice Hotels International, Inc.	4	202
Churchill Downs, Inc.†	49,664	7,026,959
Cracker Barrel Old Country Store, Inc.(a)	11,032	1,399,189
Darden Restaurants, Inc.†	138,922	8,840,996
DineEquity, Inc.†	55,348	4,686,315
Graham Holdings Co., Class B†(a)	19,241	9,331,308
Hillenbrand, Inc.†	81,011	2,400,356
Hilton Worldwide Holdings, Inc.†	127,998	2,739,157
Hyatt Hotels Corp., Class A†(a)(b) *	159,308	7,490,662
Interval Leisure Group, Inc.†(a)	178,481	2,786,088

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
La Quinta Holdings, Inc.†(b)*	661,207	$8,999,027
Marriott International, Inc., Class A(a)	32,248	2,161,906
Matthews International Corp., Class A(a)	31,283	1,672,076
Papa John’s International, Inc.(a)	23,655	1,321,605
Pinnacle Entertainment, Inc.†*	183,080	5,697,450
SeaWorld Entertainment, Inc.(a)	107,708	2,120,771
Six Flags Entertainment Corp.(a)	130,885	7,190,822
Sonic Corp.(a)	114,261	3,691,773
Speedway Motorsports, Inc.	28,153	583,330
Starwood Hotels & Resorts Worldwide, Inc.	1,414	97,962
Wyndham Worldwide Corp.(a)(b)	206,593	15,008,981

		151,369,412

Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	16,477	1,984,655
Fresh Market, Inc. (The)(a)*	24,437	572,315
Ingles Markets, Inc., Class A(a)(b)	106,826	4,708,890
PriceSmart, Inc.(a)	28,394	2,356,418
SpartanNash Co.†	112,356	2,431,384
SUPERVALU, Inc.†*	2,280,189	15,459,681
United Natural Foods, Inc.(a)*	43,648	1,717,985
Wal-Mart Stores, Inc.†(a)(b)	240,821	14,762,327
Weis Markets, Inc.	26,030	1,153,129

		45,146,784

Food, Beverage & Tobacco — 11.1%
Altria Group, Inc.†(a)	126,911	7,387,489
Archer-Daniels-Midland Co.†(a)	100,802	3,697,417
Blue Buffalo Pet Products, Inc.(a)*	288,163	5,391,530
Boston Beer Co., Inc., Class A(a)*	58,947	11,901,989
Coca-Cola Co. (The)	23,045	990,013
Coca-Cola Enterprises, Inc.†(a)	273,919	13,487,772
ConAgra Foods, Inc.†	404,767	17,064,977
Cott Corp. (Canada)	424,552	4,665,826
Dean Foods Co.†	1,247,926	21,401,931
Dr Pepper Snapple Group, Inc.	5,999	559,107
Flowers Foods, Inc.†	507,198	10,899,685
Fresh Del Monte Produce, Inc. (Cayman Islands)(b)	90,891	3,533,842
General Mills, Inc.(a)	119,790	6,907,091
Hain Celestial Group, Inc. (The)†*	52,587	2,123,989
JM Smucker Co. (The)†	117,352	14,474,196
Keurig Green Mountain, Inc.†(a)	331,509	29,829,180
Molson Coors Brewing Co., Class B	219	20,568

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	270	$26,978
Philip Morris International, Inc.†	78,766	6,924,319
Pilgrim’s Pride Corp.(a)	607,761	13,425,441
Reynolds American, Inc.†	46,213	2,132,730
Sanderson Farms, Inc.(a)	280,302	21,729,011
Snyder’s-Lance, Inc.(a)	16,795	576,068
Tyson Foods, Inc., Class A†(a)(b)	472,987	25,224,397
Universal Corp.†(a)	65,858	3,693,317
Vector Group Ltd.(a)	7,934	187,163

		228,256,026

Health Care Equipment & Services — 6.4%
Abbott Laboratories	19,678	883,739
Allscripts Healthcare Solutions, Inc.(a)(b)*	555,024	8,536,269
Amedisys, Inc.(a)*	101,716	3,999,473
AMN Healthcare Services, Inc.(a)(b)*	149,515	4,642,441
Amsurg Corp.†(a)*	178,745	13,584,620
Anika Therapeutics, Inc.†*	20,280	773,885
Becton Dickinson and Co.†(a)	21,243	3,273,334
Chemed Corp.(a)	26,204	3,925,359
DaVita HealthCare Partners, Inc.†*	85,284	5,945,148
Express Scripts Holding Co.†*	79,494	6,948,571
HCA Holdings, Inc.†*	72,951	4,933,676
HMS Holdings Corp.(a)(b)*	10,658	131,520
Hologic, Inc.(a)(b)*	125,984	4,874,321
Kindred Healthcare, Inc.†(a)	504,940	6,013,835
LHC Group, Inc.†*	1,352	61,232
LifePoint Health, Inc.†(a)(b)*	278,920	20,472,728
MEDNAX, Inc.†(a)*	61,078	4,376,850
Meridian Bioscience, Inc.†	22,174	455,010
National HealthCare Corp.(a)	3,579	220,824
Natus Medical, Inc.†(a)*	177,982	8,552,035
PharMerica Corp.†(a)*	105,502	3,692,570
Quest Diagnostics, Inc.†	78,614	5,592,600
Team Health Holdings, Inc.(a)*	72,252	3,171,140
Universal Health Services, Inc., Class B†	143,046	17,092,567

		132,153,747

Household & Personal Products — 0.3%
Avon Products, Inc.†	837,799	3,393,086
Central Garden & Pet Co., Class A†*	58,989	802,250
Energizer Holdings, Inc.†	34,219	1,165,499

		5,360,835

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 0.0%
Univar, Inc.(a)*	16,951	$288,336

Media — 4.1%
AMC Networks, Inc., Class A(a)*	128,196	9,573,677
Comcast Corp., Class A(a)	34,706	1,958,460
Discovery Communications, Inc., Class A(a)*	193,011	5,149,534
Gannett Co., Inc.(a)	171,231	2,789,353
Loral Space & Communications, Inc.†(a)*	43,176	1,757,695
MDC Partners, Inc., Class A (Canada)	57,582	1,250,681
Meredith Corp.†(a)	141,659	6,126,752
MSG Networks, Inc., Class A†(b)*	362,426	7,538,461
New York Times Co. (The), Class A(a)(b)	478,569	6,422,396
Regal Entertainment Group, Class A(a)	321,132	6,059,761
Shaw Communications, Inc., Class B (Canada)	484	8,320
TEGNA, Inc.(b)	248,197	6,333,987
Time Warner, Inc.	104,219	6,739,843
Viacom, Inc., Class B†(a)	447,759	18,429,760
World Wrestling Entertainment, Inc., Class A(a)	194,063	3,462,084

		83,600,764

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
AbbVie, Inc.(a)	49,885	2,955,187
Allergan PLC (Ireland)*	16,382	5,119,375
AMAG Pharmaceuticals, Inc.†*	109,649	3,310,303
Amgen, Inc.†(a)	92,707	15,049,127
Biogen, Inc.†*	24,307	7,446,449
Bio-Rad Laboratories, Inc., Class A†*	24,333	3,374,014
Cambrex Corp.*	2,132	100,396
Emergent Biosolutions, Inc.†(a)*	164,198	6,569,562
Gilead Sciences, Inc.†(b)	260,010	26,310,412
Horizon Pharma PLC (Ireland)(a)*	1,004,853	21,775,164
Insys Therapeutics, Inc.(a)*	270,730	7,751,000
Jazz Pharmaceuticals PLC (Ireland)*	60,369	8,485,467
Johnson & Johnson	4,282	439,847
Lannett Co., Inc.(a)*	472,115	18,941,254
Luminex Corp.†(a)*	74,628	1,596,293
Merck & Co, Inc.†(b)	290,776	15,358,788
Myriad Genetics, Inc.(a)*	41,032	1,770,941

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PAREXEL International Corp.†(b)*	117,614	$8,011,866
PDL BioPharma, Inc.†(a)	2,097,846	7,426,375
Phibro Animal Health Corp., Class A†	22,482	677,383
PRA Health Sciences, Inc.(a)*	3,583	162,202
Prestige Brands Holdings, Inc.†(a)*	4,619	237,786
Quintiles Transnational Holdings, Inc.†*	3,269	224,450
Sucampo Pharmaceuticals, Inc., Class A(a)*	235,333	4,068,908
United Therapeutics Corp.†*	98,575	15,437,831

		182,600,380

Retailing — 9.5%
Aaron’s, Inc.†	297,204	6,654,398
Advance Auto Parts, Inc.†	13,924	2,095,701
American Eagle Outfitters, Inc.(a)	332,082	5,147,271
Asbury Automotive Group, Inc.†*	152,257	10,268,212
Bed Bath & Beyond, Inc.(a)(b)*	166,928	8,054,276
Best Buy Co., Inc.	1,419	43,208
Big Lots, Inc.(a)(b)	180,780	6,967,261
Buckle, Inc. (The)(a)	115,368	3,551,027
Caleres, Inc.†(a)	191,177	5,127,367
Cato Corp. (The), Class A†	75,321	2,773,319
Chico’s FAS, Inc.(b)	448,511	4,785,612
Children’s Place, Inc. (The)†(a)	91,614	5,057,093
DSW, Inc., Class A†(a)	231,392	5,521,013
Foot Locker, Inc.†(a)	146,021	9,504,507
GameStop Corp., Class A(a)	93,006	2,607,888
Gap, Inc. (The)(a)	158,707	3,920,063
Genuine Parts Co.†	160,204	13,759,922
GNC Holdings, Inc., Class A†	527,434	16,361,003
Group 1 Automotive, Inc.	20,584	1,558,209
Guess?, Inc.(a)	722,449	13,639,837
Hibbett Sports, Inc.†(a)*	270,653	8,184,547
LKQ Corp.†*	180,388	5,344,896
Mattress Firm Holding Corp.(a)*	29,109	1,299,135
Men’s Wearhouse, Inc. (The)†(a)(b)	294,120	4,317,682
Office Depot, Inc.†*	962,557	5,428,822
Outerwall, Inc.(a)	306,134	11,186,136
Pep Boys-Manny Moe & Jack (The)*	88,732	1,633,556
Pool Corp.(a)	33,946	2,742,158
Select Comfort Corp.†(a)(b)*	190,296	4,074,237
Staples, Inc.(a)	540,844	5,121,793
Urban Outfitters, Inc.(a)(b)*	548,953	12,488,681

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Vitamin Shoppe, Inc.(a)*	159,150	$5,204,205
Walgreens Boots Alliance, Inc.†	8,182	696,738

		195,119,773

Semiconductors & Semiconductor Equipment — 7.6%
Advanced Energy Industries, Inc.†(b)*	221,902	6,264,293
Ambarella, Inc. (Cayman Islands)(a)*	149,692	8,343,832
Amkor Technology, Inc.†(a)(b)*	705,761	4,291,027
Analog Devices, Inc.†	269,942	14,933,191
Cabot Microelectronics Corp.†*	97,246	4,257,430
Integrated Device Technology, Inc.†*	755,334	19,903,051
Intel Corp.†(a)	42,273	1,456,305
KLA-Tencor Corp.†	292,838	20,308,315
Lam Research Corp.(a)(b)	324,883	25,802,208
Linear Technology Corp.(a)(b)	155,211	6,591,811
Microsemi Corp.(a)*	35,530	1,157,923
MKS Instruments, Inc.†(a)	190,965	6,874,740
OmniVision Technologies, Inc.*	2,246	65,179
Photronics, Inc.(a)*	84,299	1,049,523
Teradyne, Inc.(a)(b)	723,956	14,964,170
Tessera Technologies, Inc.†(b)	306,483	9,197,555
Texas Instruments, Inc.†(a)	194,697	10,671,343

		156,131,896

Software & Services — 8.4%
Accenture PLC, Class A (Ireland)†	5,949	621,669
Aspen Technology, Inc.†(a)*	304,491	11,497,580
Broadridge Financial Solutions, Inc.†	63,616	3,418,088
CA, Inc.†	2,426	69,287
CACI International, Inc., Class A*	800	74,224
CGI Group, Inc., Class A (Canada)(a)*	158,967	6,363,449
Computer Sciences Corp.†(b)	465,188	15,202,344
Convergys Corp.(a)(b)	91,568	2,279,129
CoreLogic, Inc.*	1,270	43,002
CSG Systems International, Inc.(a)(b)	138,423	4,980,459
EarthLink Holdings Corp.†	652,067	4,844,858
Electronic Arts, Inc.†*	415,264	28,536,942
Euronet Worldwide, Inc.†*	32,392	2,346,152
FleetCor Technologies, Inc.†*	45,982	6,572,207
International Business Machines Corp.†	58,809	8,093,295
ManTech International Corp., Class A	1,857	56,156
Mentor Graphics Corp.†	60,354	1,111,721
MicroStrategy, Inc., Class A†(a)*	82,939	14,870,133
NeuStar, Inc., Class A(a)*	120,061	2,877,862

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NIC, Inc.†(a)(b)	96,738	$1,903,804
Nuance Communications, Inc.*	54,704	1,088,062
Oracle Corp.	15,204	555,402
Sykes Enterprises, Inc.†*	57,211	1,760,955
TeleTech Holdings, Inc.(a)	50,862	1,419,558
Teradata Corp.(a)(b)*	276,207	7,297,389
TiVo, Inc.†*	618,797	5,340,218
Total System Services, Inc.	677	33,715
Travelport Worldwide Ltd. (Bermuda)	212,673	2,743,482
VASCO Data Security International, Inc.(a)*	85,075	1,423,305
VeriSign, Inc.(a)*	85,900	7,504,224
VMware, Inc., Class A†(a)*	109,025	6,167,544
Web.com Group, Inc.(b)*	106,010	2,121,260
Western Union Co. (The)†(a)	1,114,432	19,959,477

		173,176,952

Technology Hardware & Equipment — 14.0%
Anixter International, Inc.†*	113,230	6,837,960
Apple, Inc.†	108,380	11,408,079
ARRIS Group, Inc.†(a)*	90,319	2,761,052
AVX Corp.†	126,504	1,535,759
Belden, Inc.	19,000	905,920
Benchmark Electronics, Inc.†*	192,757	3,984,287
Brocade Communications Systems, Inc.†	2,052,930	18,845,897
Ciena Corp.†(a)*	438,300	9,068,427
Cisco Systems, Inc.†	262,252	7,121,453
CommScope Holding Co., Inc.†*	400,733	10,374,977
Cray, Inc.*	5,689	184,608
CSRA, Inc.†	203,602	6,108,060
Engility Holdings, Inc.(a)	23,395	759,870
F5 Networks, Inc.(b)*	88,513	8,582,220
FEI Co.†	2,975	237,375
HP, Inc.†(a)	824,070	9,756,989
Infinera Corp.(a)*	1,423	25,785
Ingram Micro, Inc., Class A†	762,555	23,166,421
Insight Enterprises, Inc.*	21,810	547,867
InterDigital, Inc.†(a)	230,527	11,305,044
InvenSense, Inc.†(a)*	1,095,431	11,206,259
IPG Photonics Corp.(b)*	121,973	10,875,113
Ixia†(b)*	241,399	3,000,590
Juniper Networks, Inc.†	526,371	14,527,840
Lumentum Holdings, Inc.*	1,123	24,728

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Methode Electronics, Inc.†	110,836	$3,527,910
MTS Systems Corp.(a)	48,987	3,106,266
NCR Corp.†(a)*	191,929	4,694,583
NetApp, Inc.(a)	146,839	3,895,639
NETGEAR, Inc.(b)*	241,701	10,129,689
OSI Systems, Inc.†*	56,692	5,026,313
Plantronics, Inc.†	140,556	6,665,165
Polycom, Inc.†*	572,692	7,210,192
QUALCOMM, Inc.†	32,907	1,644,856
SYNNEX Corp.†(a)(b)	158,442	14,248,689
Tech Data Corp.†(b)*	260,408	17,285,883
Ubiquiti Networks, Inc.(a)*	194,058	6,149,698
Universal Display Corp.(a)(b)*	201,593	10,974,723
Vishay Intertechnology, Inc.(a)	475,118	5,725,172
Western Digital Corp.†(a)	249,614	14,989,321

		288,426,679

Telecommunication Services — 1.2%
BCE, Inc. (Canada)	98,120	3,789,395
CenturyLink, Inc.†	348,750	8,774,550
General Communication, Inc., Class A*	7,285	144,097
Shenandoah Telecommunications Co.†	65,647	2,826,103
United States Cellular Corp.(a)*	6,685	272,815
Verizon Communications, Inc.†	200,972	9,288,926

		25,095,886

Transportation — 6.0%
Allegiant Travel Co.†(a)	24,757	4,154,967
American Airlines Group, Inc.†(a)	80,807	3,422,176
ArcBest Corp.†	190,243	4,069,298
CH Robinson Worldwide, Inc.†	82,717	5,130,108
Delta Air Lines, Inc.†	124,611	6,316,532
Expeditors International of Washington, Inc.†(a)(b)	173,917	7,843,657
Hawaiian Holdings, Inc.†(a)(b)*	625,271	22,090,824
Heartland Express, Inc.(a)(b)	381,439	6,492,092
Hub Group, Inc., Class A†(b)*	194,575	6,411,246
JetBlue Airways Corp.(a)(b)*	552,449	12,512,970
Kirby Corp.*	6,410	337,294
Landstar System, Inc.†(a)(b)	229,288	13,447,741
Matson, Inc.†	113,419	4,835,052
Saia, Inc.(a)*	9,500	211,375
Southwest Airlines Co.†	341,198	14,691,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Continental Holdings, Inc.†*	167,137	$9,576,950
Wesco Aircraft Holdings, Inc.*	160,981	1,926,943

		123,471,211

TOTAL COMMON STOCKS (Cost $2,467,878,806)		2,477,303,237

TOTAL LONG POSITIONS - 120.4%		2,477,303,237

(Cost $2,467,878,806)**

SHORT POSITIONS — (60.3)%
COMMON STOCKS — (60.3)%
Automobiles & Components — (0.9)%
BorgWarner, Inc.	(31,087)	(1,343,891)
Delphi Automotive PLC (Jersey)	(26,537)	(2,275,017)
Drew Industries, Inc.	(94,747)	(5,769,145)
Federal-Mogul Holdings Corp.*	(157,736)	(1,080,491)
Tesla Motors, Inc.*	(29,565)	(7,095,896)

		(17,564,440)

Capital Goods — (4.7)%
AAR Corp.	(50,183)	(1,319,311)
Aceto Corp.	(55,032)	(1,484,763)
Albany International Corp., Class A	(20,190)	(737,944)
Astec Industries, Inc.	(17,959)	(730,931)
Astronics Corp.*	(3,533)	(143,828)
Beacon Roofing Supply, Inc.*	(11,259)	(463,646)
Builders FirstSource, Inc.*	(578,282)	(6,407,365)
CAE, Inc. (Canada)	(801)	(8,883)
Danaher Corp.	(110,083)	(10,224,509)
Deere & Co.	(25,897)	(1,975,164)
Donaldson Co., Inc.	(7,818)	(224,064)
Dycom Industries, Inc.*	(25,679)	(1,796,503)
EnPro Industries, Inc.	(63,358)	(2,777,615)
Generac Holdings, Inc.*	(159,809)	(4,757,514)
Granite Construction, Inc.	(51,777)	(2,221,751)
Hexcel Corp.	(146,894)	(6,823,226)
Hyster-Yale Materials Handling, Inc.	(35,151)	(1,843,670)
John Bean Technologies Corp.	(31,532)	(1,571,240)
Keysight Technologies, Inc.*	(30,416)	(861,685)
Lindsay Corp.	(2,767)	(200,331)
Manitowoc Co., Inc. (The)	(24,109)	(370,073)
Middleby Corp. (The)*	(56,721)	(6,118,494)
Milacron Holdings Corp.*	(74,821)	(936,011)
Ply Gem Holdings, Inc.*	(6,468)	(81,109)
Precision Castparts Corp.	(11,737)	(2,723,101)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Primoris Services Corp.	(154,240)	$(3,397,907)
Proto Labs, Inc.*	(3,387)	(215,718)
Raven Industries, Inc.	(63,330)	(987,948)
RBC Bearings, Inc.*	(81,031)	(5,233,792)
Regal Beloit Corp.	(9,851)	(576,481)
Roper Technologies, Inc.	(4,667)	(885,750)
Rush Enterprises, Inc., Class A*	(141,684)	(3,101,463)
Snap-on, Inc.	(5,019)	(860,407)
Sunrun, Inc.*	(308,624)	(3,632,504)
Textainer Group Holdings Ltd. (Bermuda)	(300,536)	(4,240,563)
Textron, Inc.	(6,042)	(253,824)
Triumph Group, Inc.	(126,053)	(5,010,607)
Tutor Perini Corp.*	(147,216)	(2,464,396)
Woodward, Inc.	(162,918)	(8,090,508)

		(95,754,599)

Commercial & Professional Services — (2.1)%
ADT Corp. (The)	(90,404)	(2,981,524)
Advisory Board Co. (The)*	(26,316)	(1,305,537)
Copart, Inc.*	(45,207)	(1,718,318)
Covanta Holding Corp.	(613,707)	(9,506,321)
Equifax, Inc.	(18,077)	(2,013,235)
Exponent, Inc.	(9,599)	(479,470)
G&K Services, Inc., Class A	(40,268)	(2,532,857)
Healthcare Services Group, Inc.	(50,954)	(1,776,766)
HNI Corp.	(46,976)	(1,693,955)
MSA Safety, Inc.	(3,370)	(146,494)
On Assignment, Inc.*	(54,757)	(2,461,327)
Rollins, Inc.	(219)	(5,672)
Stantec, Inc. (Canada)	(10,276)	(254,742)
Steelcase, Inc., Class A	(58,160)	(866,584)
Towers Watson & Co., Class A	(1,680)	(215,813)
Transunion*	(5,024)	(138,512)
TriNet Group, Inc.*	(246,219)	(4,764,338)
Verisk Analytics, Inc.*	(89,602)	(6,888,602)
WageWorks, Inc.*	(73,749)	(3,345,992)

		(43,096,059)

Consumer Durables & Apparel — (6.4)%
CalAtlantic Group, Inc.	(248,127)	(9,408,976)
Coach, Inc.	(306,948)	(10,046,408)
Columbia Sportswear Co.	(141,089)	(6,879,500)
Deckers Outdoor Corp.*	(212,339)	(10,022,401)
Fossil Group, Inc.*	(16,117)	(589,237)
G-III Apparel Group Ltd.*	(123,053)	(5,446,326)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Gildan Activewear, Inc. (Canada)	(90,272)	$(2,565,530)
Harman International Industries, Inc.	(58,296)	(5,492,066)
Hasbro, Inc.	(128,776)	(8,674,351)
iRobot Corp.*	(148,629)	(5,261,467)
Jarden Corp.*	(187,348)	(10,701,318)
La-Z-Boy, Inc.	(80,072)	(1,955,358)
Libbey, Inc.	(20,322)	(433,265)
Lululemon Athletica, Inc.*	(192,899)	(10,121,410)
Mattel, Inc.	(333,731)	(9,067,471)
MDC Holdings, Inc.	(33,838)	(863,884)
Mohawk Industries, Inc.*	(7,235)	(1,370,237)
Newell Rubbermaid, Inc.	(458)	(20,189)
PulteGroup, Inc.	(570,811)	(10,171,852)
Toll Brothers, Inc.*	(55,572)	(1,850,548)
Under Armour, Inc., Class A*	(94,729)	(7,636,105)
VF Corp.	(137,903)	(8,584,462)
William Lyon Homes, Class A*	(248,875)	(4,106,437)

		(131,268,798)

Consumer Services — (4.4)%
2U, Inc.*	(346,658)	(9,699,491)
Bright Horizons Family Solutions, Inc.*	(17,708)	(1,182,894)
Buffalo Wild Wings, Inc.*	(48,898)	(7,806,566)
ClubCorp Holdings, Inc.	(319,801)	(5,842,764)
DeVry Education Group, Inc.	(40,446)	(1,023,688)
Domino’s Pizza, Inc.	(16,015)	(1,781,669)
Fiesta Restaurant Group, Inc.*	(98,954)	(3,324,854)
Grand Canyon Education, Inc.*	(185,622)	(7,447,155)
Houghton Mifflin Harcourt Co.*	(413,986)	(9,016,615)
International Speedway Corp., Class A	(91,552)	(3,087,133)
Jack in (The) Box, Inc.	(5,094)	(390,761)
LifeLock, Inc.*	(30,448)	(436,929)
MGM Resorts International*	(228,737)	(5,196,905)
Panera Bread Co., Class A*	(17,718)	(3,451,112)
Penn National Gaming, Inc.*	(341,145)	(5,465,143)
Planet Fitness, Inc., Class A*	(23,902)	(373,588)
Red Robin Gourmet Burgers, Inc.*	(109,906)	(6,785,596)
Royal Caribbean Cruises, Ltd. (Liberia)	(11,712)	(1,185,372)
Texas Roadhouse, Inc.	(148,232)	(5,302,259)
Vail Resorts, Inc.	(31,811)	(4,071,490)
Wendy’s Co. (The)	(96,256)	(1,036,677)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(103,538)	$(7,163,794)

		(91,072,455)

Food & Staples Retailing — (1.0)%
Costco Wholesale Corp.	(40,388)	(6,522,662)
CVS Health Corp.	(62,906)	(6,150,320)
Kroger Co. (The)	(115,563)	(4,834,000)
Smart & Final Stores, Inc.*	(103,318)	(1,881,421)
Whole Foods Market, Inc.	(38,287)	(1,282,614)

		(20,671,017)

Food, Beverage & Tobacco — (1.8)%
Amplify Snack Brands, Inc.*	(43,271)	(498,482)
B&G Foods, Inc.	(16,283)	(570,231)
Bunge, Ltd. (Bermuda)	(93,910)	(6,412,175)
Calavo Growers, Inc.	(14,044)	(688,156)
Coca-Cola Bottling Co. Consolidated	(32,115)	(5,861,309)
Diamond Foods, Inc.*	(199,679)	(7,697,625)
Lancaster Colony Corp.	(173)	(19,975)
McCormick & Co., Inc.	(32,806)	(2,806,881)
Mondelez International, Inc., Class A	(45,699)	(2,049,143)
National Beverage Corp.*	(13,267)	(602,852)
Pinnacle Foods, Inc.	(86,259)	(3,662,557)
Tootsie Roll Industries, Inc.	(7,454)	(235,472)
WhiteWave Foods Co. (The)*	(132,004)	(5,136,276)

		(36,241,134)

Health Care Equipment & Services — (5.5)%
Abiomed, Inc.*	(45,763)	(4,131,484)
Acadia Healthcare Co., Inc.*	(7,549)	(471,511)
Air Methods Corp*	(12,473)	(522,993)
Alere, Inc.*	(12,811)	(500,782)
Align Technology, Inc.*	(36,497)	(2,403,327)
AmerisourceBergen Corp.	(28,830)	(2,989,959)
Bio-Techne Corp.	(87,798)	(7,901,820)
Cantel Medical Corp.	(25,873)	(1,607,748)
Capital Senior Living Corp.*	(13,718)	(286,157)
Cerner Corp.*	(71,889)	(4,325,561)
CONMED Corp.	(53,645)	(2,363,062)
CorVel Corp.*	(414)	(18,183)
Cynosure, Inc., Class A*	(46,047)	(2,056,919)
DexCom, Inc.*	(43,113)	(3,530,955)
Endologix, Inc.*	(495,360)	(4,904,064)
Ensign Group, Inc. (The)	(235,787)	(5,335,860)
ExamWorks Group, Inc.*	(14,336)	(381,338)
Globus Medical, Inc., Class A*	(43,230)	(1,202,659)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Greatbatch, Inc.*	(45,233)	$(2,374,732)
Haemonetics Corp.*	(9,079)	(292,707)
Henry Schein, Inc.*	(38,548)	(6,097,908)
Hill-Rom Holdings, Inc.	(129,750)	(6,235,785)
Intuitive Surgical, Inc.*	(1,589)	(867,848)
K2M Group Holdings, Inc.*	(19,247)	(379,936)
LDR Holding Corp.*	(32,194)	(808,391)
LivaNova PLC (United Kingdom)*	(7,677)	(455,783)
Masimo Corp.*	(4,943)	(205,184)
MedAssets, Inc.*	(27,308)	(844,910)
Medidata Solutions, Inc.*	(62,822)	(3,096,496)
Merit Medical Systems, Inc.*	(4,209)	(78,245)
Neogen Corp.*	(40,255)	(2,275,213)
Novadaq Technologies, Inc. (Canada)*	(111,062)	(1,414,930)
Omnicell, Inc.*	(174,757)	(5,431,448)
Owens & Minor, Inc.	(22,053)	(793,467)
Patterson Cos, Inc.	(199,823)	(9,033,998)
Providence Service Corp. (The)*	(8,863)	(415,852)
Quality Systems, Inc.	(35,648)	(574,646)
Select Medical Holdings Corp.	(699,503)	(8,331,081)
Spectranetics Corp. (The)*	(75,979)	(1,144,244)
Surgical Care Affiliates, Inc.*	(2,602)	(103,586)
Veeva Systems, Inc., Class A*	(38,945)	(1,123,563)
Wright Medical Group NV (Netherlands)*	(223,649)	(5,407,833)
Zeltiq Aesthetics, Inc.*	(188,211)	(5,369,660)
Zimmer Biomet Holdings, Inc.	(57,655)	(5,914,826)

		(114,006,654)

Household & Personal Products — (0.5)%
Estee Lauder Cos, Inc., Class A (The)	(55,924)	(4,924,667)
Inter Parfums, Inc.	(21,676)	(516,322)
Revlon, Inc., Class A*	(12,969)	(361,057)
Spectrum Brands Holdings, Inc.	(45,916)	(4,674,249)

		(10,476,295)

Media — (1.5)%
Cablevision Systems Corp., Class A	(100,628)	(3,210,033)
CBS Corp., Class B	(7,137)	(336,367)
EW Scripps Co. (The), Class A	(105,738)	(2,009,022)
Live Nation Entertainment, Inc.*	(290,647)	(7,141,197)
Media General, Inc.*	(38,564)	(622,809)
National CineMedia, Inc.	(25,479)	(400,275)
New Media Investment Group, Inc.	(56,596)	(1,101,358)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Rentrak Corp.*	(84,338)	$(4,008,585)
Scholastic Corp.	(92,671)	(3,573,394)
Time Warner Cable, Inc.	(15,402)	(2,858,457)
Time, Inc.	(325,796)	(5,105,223)

		(30,366,720)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Acorda Therapeutics, Inc.*	(20,968)	(897,011)
Agios Pharmaceuticals, Inc.*	(39,306)	(2,551,746)
Albany Molecular Research, Inc.*	(200,433)	(3,978,595)
Alexion Pharmaceuticals, Inc.*	(12,013)	(2,291,480)
ARIAD Pharmaceuticals, Inc.*	(227,732)	(1,423,325)
Bluebird Bio, Inc.*	(17,198)	(1,104,456)
Bruker Corp.*	(131,618)	(3,194,369)
Celgene Corp.*	(1,493)	(178,802)
Cempra, Inc.*	(74,692)	(2,325,162)
Charles River Laboratories International, Inc.*	(7,559)	(607,668)
Clovis Oncology, Inc.*	(21,770)	(761,950)
Depomed, Inc.*	(41,274)	(748,298)
Dermira, Inc.*	(24,776)	(857,497)
Diplomat Pharmacy, Inc.*	(29,706)	(1,016,539)
Dynavax Technologies Corp.*	(29,710)	(717,794)
Eagle Pharmaceuticals, Inc.*	(20,090)	(1,781,380)
Eli Lilly & Co.	(4,431)	(373,356)
Endo International PLC (Ireland)*	(74,185)	(4,541,606)
Epizyme, Inc.*	(34,022)	(545,032)
Five Prime Therapeutics, Inc.*	(12,909)	(535,723)
Foundation Medicine, Inc.*	(4,763)	(100,309)
Heron Therapeutics, Inc.*	(5,191)	(138,600)
Illumina, Inc.*	(49,177)	(9,439,279)
ImmunoGen, Inc.*	(98,304)	(1,333,985)
Insmed, Inc.*	(45,892)	(832,940)
Intra-Cellular Therapies, Inc.*	(9,171)	(493,308)
MacroGenics, Inc.*	(27,727)	(858,705)
Medicines Co. (The)*	(84,287)	(3,147,277)
MiMedx Group, Inc.*	(62,179)	(582,617)
Nektar Therapeutics*	(223,871)	(3,772,226)
Nevro Corp.*	(88,844)	(5,997,858)
OPKO Health, Inc.*	(1)	(10)
Pacific Biosciences of California, Inc.*	(171,808)	(2,255,839)
Pacira Pharmaceuticals, Inc.*	(17,776)	(1,365,019)
PTC Therapeutics, Inc.*	(32,305)	(1,046,682)
Puma Biotechnology, Inc.*	(11,932)	(935,469)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Sage Therapeutics, Inc.*	(2,813)	$(163,998)
Sarepta Therapeutics, Inc.*	(6,107)	(235,608)
Seattle Genetics, Inc.*	(26,301)	(1,180,389)
Spark Therapeutics, Inc.*	(639)	(28,953)
TESARO, Inc.*	(5,742)	(300,421)
TG Therapeutics, Inc.*	(21,702)	(258,905)
TherapeuticsMD, Inc.*	(287,178)	(2,978,036)
Thermo Fisher Scientific, Inc.	(4,701)	(666,837)

		(68,545,059)

Retailing — (7.5)%
Amazon.com, Inc.*	(3,299)	(2,229,761)
Ascena Retail Group, Inc.*	(671,843)	(6,617,654)
AutoNation, Inc.*	(14,413)	(859,880)
CarMax, Inc.*	(94,482)	(5,099,193)
Core-Mark Holding Co., Inc.	(61,677)	(5,053,813)
Dick’s Sporting Goods, Inc.	(25,337)	(895,663)
Dillard’s, Inc., Class A	(50,862)	(3,342,142)
Dollar General Corp.	(1,972)	(141,728)
Dollar Tree, Inc.*	(135,869)	(10,491,804)
Expedia, Inc.	(32,648)	(4,058,146)
Express, Inc.*	(145,889)	(2,520,962)
Finish Line, Inc. (The), Class A	(16,197)	(292,842)
Five Below, Inc.*	(187,479)	(6,018,076)
Genesco, Inc.*	(93,977)	(5,340,713)
Groupon, Inc.*	(3,088,267)	(9,480,980)
JC Penney Co., Inc.*	(1,375,090)	(9,158,099)
Kohl’s Corp.	(129,411)	(6,163,846)
L Brands, Inc.	(77,643)	(7,439,752)
Macy’s, Inc.	(22,329)	(781,068)
Michaels Cos, Inc. (The)*	(137,275)	(3,035,150)
Murphy USA, Inc.*	(56,301)	(3,419,723)
Netflix, Inc.*	(76,181)	(8,713,583)
Nordstrom, Inc.	(75,248)	(3,748,103)
Ollie’s Bargain Outlet Holdings, Inc.*	(143,993)	(2,449,321)
Party City Holdco, Inc.*	(275,891)	(3,561,753)
Penske Automotive Group, Inc.	(8,753)	(370,602)
Restoration Hardware Holdings, Inc.*	(57,277)	(4,550,658)
Ross Stores, Inc.	(22,800)	(1,226,868)
Shutterfly, Inc.*	(243,082)	(10,831,734)
Sonic Automotive, Inc., Class A	(170,026)	(3,869,792)
TripAdvisor, Inc.*	(90,030)	(7,675,057)
Ulta Salon Cosmetics & Fragrance, Inc.*	(36,314)	(6,718,090)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Vista Outdoor, Inc.*	(183,985)	$(8,189,172)

		(154,345,728)

Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Micro Devices, Inc.*	(1,267,202)	(3,636,870)
Atmel Corp.	(628,397)	(5,410,498)
Cavium, Inc.*	(15,150)	(995,506)
Cirrus Logic, Inc.*	(155,972)	(4,605,853)
Cree, Inc.*	(167,516)	(4,467,652)
Cypress Semiconductor Corp.	(29,402)	(288,434)
Diodes, Inc.*	(137,568)	(3,161,313)
Fairchild Semiconductor International, Inc.*	(251,029)	(5,198,811)
M/A-COM Technology Solutions Holdings, Inc.*	(66,107)	(2,703,115)
Marvell Technology Group Ltd. (Bermuda)	(677,486)	(5,975,426)
Microchip Technology, Inc.	(131,332)	(6,112,191)
Micron Technology, Inc.*	(452,422)	(6,406,295)
PMC-Sierra, Inc.*	(158,027)	(1,836,274)
Semtech Corp.*	(18,904)	(357,664)
Silicon Laboratories, Inc.*	(69,778)	(3,387,024)
SunEdison, Inc.*	(942,874)	(4,799,229)
Synaptics, Inc.*	(30,661)	(2,463,305)

		(61,805,460)

Software & Services — (6.2)%
Activision Blizzard, Inc.	(45,855)	(1,775,047)
Acxiom Corp.*	(235,888)	(4,934,777)
Alliance Data Systems Corp.*	(26,801)	(7,412,353)
Autodesk, Inc.*	(85,282)	(5,196,232)
Automatic Data Processing, Inc.	(50,857)	(4,308,605)
Barracuda Networks, Inc.*	(162,555)	(3,036,527)
Black Knight Financial Services, Inc., Class A*	(104,344)	(3,449,613)
Blackbaud, Inc.	(36,650)	(2,413,769)
Booz Allen Hamilton Holding Corp.	(62,725)	(1,935,066)
Bottomline Technologies de, Inc.*	(118,306)	(3,517,237)
Box, Inc., Class A*	(96,609)	(1,348,662)
BroadSoft, Inc.*	(137,699)	(4,869,037)
Cardtronics, Inc.*	(57,768)	(1,943,893)
Cimpress N.V. (Netherlands)*	(9,060)	(735,128)
CommVault Systems, Inc.*	(84,839)	(3,338,415)
CoStar Group, Inc.*	(20,745)	(4,287,784)
Demandware, Inc.*	(66,468)	(3,587,278)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Descartes Systems Group, Inc. (The) (Canada)*	(12,170)	$(244,374)
Evolent Health, Inc., Class A*	(104,502)	(1,265,519)
Facebook, Inc., Class A*	(15,361)	(1,607,682)
FireEye, Inc.*	(51,651)	(1,071,242)
Gartner, Inc.*	(25,574)	(2,319,562)
Global Eagle Entertainment, Inc.*	(208,095)	(2,053,898)
Global Payments, Inc.	(26,523)	(1,710,999)
Globant SA (Luxembourg)*	(13,370)	(501,509)
Guidewire Software, Inc.*	(38,472)	(2,314,475)
Heartland Payment Systems, Inc.	(31,098)	(2,948,712)
Hortonworks, Inc.*	(2,848)	(62,371)
HubSpot, Inc.*	(27,631)	(1,555,902)
Inovalon Holdings, Inc., Class A*	(48,676)	(827,492)
Interactive Intelligence Group, Inc.*	(19,050)	(598,551)
j2 Global, Inc.	(1,662)	(136,816)
Marketo, Inc.*	(30,799)	(884,239)
NetScout Systems, Inc.*	(79,235)	(2,432,514)
NetSuite, Inc.*	(39,428)	(3,336,397)
New Relic, Inc.*	(40,235)	(1,465,761)
Pandora Media, Inc.*	(210,544)	(2,823,395)
Paychex, Inc.	(13,101)	(692,912)
Press Ganey Holdings, Inc.*	(59,485)	(1,876,752)
Progress Software Corp.*	(79,307)	(1,903,368)
PROS Holdings, Inc.*	(136,628)	(3,147,909)
Red Hat, Inc.*	(380)	(31,468)
Rovi Corp.*	(76,114)	(1,268,059)
Science Applications International Corp.	(47,076)	(2,155,139)
SolarWinds, Inc.*	(30,865)	(1,817,948)
Solera Holdings, Inc.	(5,289)	(289,996)
Splunk, Inc.*	(51,374)	(3,021,305)
SS&C Technologies Holdings, Inc.	(74,118)	(5,060,036)
Take-Two Interactive Software, Inc.*	(103,912)	(3,620,294)
Twitter, Inc.*	(35,568)	(823,044)
Tyler Technologies, Inc.*	(10,523)	(1,834,369)
Ultimate Software Group, Inc. (The)*	(23,178)	(4,531,531)
VeriFone Systems, Inc.*	(677)	(18,970)
Virtusa Corp.*	(17,460)	(721,796)
Workday, Inc., Class A*	(8,602)	(685,407)
Xerox Corp.	(205,189)	(2,181,159)
Yelp, Inc.*	(108,507)	(3,125,002)
Zendesk, Inc.*	(24,409)	(645,374)

		(127,702,671)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (7.0)%
3D Systems Corp.*	(1,005,421)	$(8,737,109)
ADTRAN, Inc.	(41,310)	(711,358)
Arista Networks, Inc.*	(76,000)	(5,915,840)
Arrow Electronics, Inc.*	(41,962)	(2,273,501)
Badger Meter, Inc.	(31,359)	(1,837,324)
BlackBerry Ltd. (Canada)*	(343,088)	(3,183,857)
Celestica, Inc. (Canada)*	(43,016)	(474,466)
Diebold, Inc.	(328,517)	(9,885,077)
Dolby Laboratories, Inc., Class A	(152,295)	(5,124,727)
Electronics For Imaging, Inc.*	(188,054)	(8,789,644)
Finisar Corp.*	(350,539)	(5,096,837)
FLIR Systems, Inc.	(13,245)	(371,787)
Harris Corp.	(117,939)	(10,248,899)
Itron, Inc.*	(199,606)	(7,221,745)
Jabil Circuit, Inc.	(233,937)	(5,448,393)
Knowles Corp.*	(693,221)	(9,240,636)
Mitel Networks Corp. (Canada)*	(264,266)	(2,032,206)
Nimble Storage, Inc.*	(464,679)	(4,275,047)
Plexus Corp.*	(8,892)	(310,509)
Pure Storage, Inc., Class A*	(28,300)	(440,631)
Rogers Corp.*	(55,257)	(2,849,603)
Ruckus Wireless, Inc.*	(879,701)	(9,421,598)
SanDisk Corp.	(120,788)	(9,178,680)
Sanmina Corp.†*	(7,354)	(151,345)
ScanSource, Inc.*	(35,860)	(1,155,409)
Sierra Wireless, Inc. (Canada)*	(126,870)	(1,996,934)
Stratasys Ltd. (Israel)*	(393,065)	(9,229,166)
Super Micro Computer, Inc.*	(255,667)	(6,266,398)
ViaSat, Inc.*	(102,744)	(6,268,411)
Zayo Group Holdings, Inc.*	(101,133)	(2,689,126)
Zebra Technologies Corp., Class A*	(52,957)	(3,688,455)

		(144,514,718)

Telecommunication Services — (1.8)%
8x8, Inc.*	(442,951)	(5,071,789)
AT&T, Inc.	(280,504)	(9,652,143)
Cogent Communications Holdings, Inc.	(127,275)	(4,415,170)
Consolidated Communications Holdings, Inc.	(33,906)	(710,331)
Globalstar, Inc.*	(678,596)	(977,178)
Iridium Communications, Inc.*	(488,982)	(4,112,339)
Level 3 Communications, Inc.*	(86,598)	(4,707,467)
RingCentral, Inc., Class A*	(5,535)	(130,515)
T-Mobile US, Inc.*	(139,868)	(5,471,636)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Vonage Holdings Corp.*	(410,892)	$(2,358,520)

		(37,607,088)

Transportation — (2.7)%
Echo Global Logistics, Inc.*	(46,240)	(942,834)
FedEx Corp.	(2,674)	(398,399)
Forward Air Corp.	(18,801)	(808,631)
Knight Transportation, Inc.	(200,388)	(4,855,401)
Norfolk Southern Corp.	(75,273)	(6,367,343)
Ryder System, Inc.	(134,213)	(7,627,325)
SkyWest, Inc.	(381,662)	(7,259,211)
Spirit Airlines, Inc.*	(235,461)	(9,383,121)
Swift Transportation Co.*	(524,878)	(7,253,814)
Virgin America, Inc.*	(129,723)	(4,671,325)
Werner Enterprises, Inc.	(134,182)	(3,138,517)
XPO Logistics, Inc.*	(99,406)	(2,708,814)

		(55,414,735)

TOTAL COMMON STOCK (Proceeds $1,348,578,878)		(1,240,453,630)

TOTAL SECURITES SOLD SHORT - (60.3)%		(1,240,453,630)

(Proceeds $1,348,578,878)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		820,188,101

NET ASSETS - 100.0%		$2,057,037,708

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $377,339,604.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,467,878,806

Gross unrealized appreciation	$182,912,112
Gross unrealized depreciation	(173,487,681)

Net unrealized appreciation	$9,424,431

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.9%
COMMON STOCKS — 172.9%
Automobiles & Components — 6.8%
Delphi Automotive PLC (Jersey)	2	$171
Ford Motor Co.†(a)	31,502	443,863
General Motors Co.†	8,913	303,131
Goodyear Tire & Rubber Co. (The)†	3,368	110,033
Harley-Davidson, Inc.	30	1,362
Johnson Controls, Inc.†(a)	7,348	290,173

		1,148,733

Banks — 9.8%
Bank of America Corp.†(a)	26,651	448,536
Citigroup, Inc.†(a)	11,209	580,066
Comerica, Inc.	27	1,129
Fifth Third Bancorp†	121	2,432
Huntington Bancshares, Inc.	88	973
JPMorgan Chase & Co.†	1,553	102,545
KeyCorp.†	128	1,688
M&T Bank Corp.	20	2,424
PNC Financial Services Group, Inc. (The)†	78	7,434
Regions Financial Corp.†	16,039	153,974
SunTrust Banks, Inc.†	6,086	260,724
US Bancorp†	267	11,393
Wells Fargo & Co.†	1,193	64,852

		1,638,170

Capital Goods — 20.4%
3M Co.	46	6,929
Allegion PLC (Ireland)	4	264
AMETEK, Inc.	14	750
Boeing Co. (The)†	2,548	368,415
Caterpillar, Inc.†(b)	5,178	351,897
Cummins, Inc.†(a)(b)	2,224	195,734
Dover Corp.(b)	1,986	121,762
Eaton Corp. PLC (Ireland)	3,487	181,464
Emerson Electric Co.†(b)	8,304	397,180
Fastenal Co.(b)	45	1,837
Flowserve Corp.(b)	8	337
Fluor Corp.†(b)	1,781	84,099
General Dynamics Corp.†	48	6,593
Honeywell International, Inc.†	2,277	235,829
Illinois Tool Works, Inc.†(a)(b)	2,655	246,065
Ingersoll-Rand PLC (Ireland)	40	2,212
Jacobs Engineering Group, Inc.†*	1,515	63,554
L-3 Communications Holdings, Inc.†	941	112,459
Lockheed Martin Corp.†	46	9,989
Masco Corp.†(b)	4,105	116,172

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Northrop Grumman Corp.†	28	$5,287
PACCAR, Inc.†(b)	4,433	210,124
Parker-Hannifin Corp.	1,345	130,438
Precision Castparts Corp.†	211	48,954
Quanta Services, Inc.*	25	506
Raytheon Co.†	559	69,612
Rockwell Automation, Inc.†(b)	1,679	172,282
Rockwell Collins, Inc.(b)	1,364	125,897
Snap-on, Inc.	2	343
Stanley Black & Decker, Inc.	23	2,455
WW Grainger, Inc.(b)	772	156,400
Xylem, Inc.	20	730

		3,426,569

Commercial & Professional Services — 0.8%
Cintas Corp.	16	1,457
Dun & Bradstreet Corp. (The)†	5	520
Nielsen Holdings PLC (United Kingdom)	20	932
Pitney Bowes, Inc.†(b)	2,479	51,191
Republic Services, Inc.	35	1,540
Robert Half International, Inc.†	1,632	76,933
Waste Management, Inc.†	68	3,629

		136,202

Consumer Durables & Apparel — 1.5%
DR Horton, Inc.	4,615	147,818
Fossil Group, Inc.(b)*	1	37
Garmin Ltd. (Switzerland)(b)	2,383	88,576
Hanesbrands, Inc.	32	942
Leggett & Platt, Inc.	403	16,934
Michael Kors Holdings Ltd. (British Virgin Islands)†*	29	1,162
Newell Rubbermaid, Inc.	1	44
PVH Corp.	9	663
Whirlpool Corp.	8	1,175

		257,351

Consumer Services — 1.6%
Marriott International, Inc., Class A	8	536
McDonald’s Corp.†	140	16,540
Starwood Hotels & Resorts Worldwide, Inc.	16	1,108
Westrock Co.	3,162	144,250
Wyndham Worldwide Corp.†(b)	1,451	105,415

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	4	$292

		268,141

Diversified Financials — 15.4%
Affiliated Managers Group, Inc.*	8	1,278
American Express Co.†(a)	2,170	150,924
Ameriprise Financial, Inc.†	27	2,873
Bank of New York Mellon Corp. (The)	49	2,020
BlackRock, Inc.†	1,003	341,541
Capital One Financial Corp.†	6,342	457,765
CME Group, Inc.	52	4,711
Discover Financial Services†(a)	5,376	288,261
Franklin Resources, Inc.†(a)	7,555	278,175
Invesco, Ltd. (Bermuda)†	574	19,218
Legg Mason, Inc.†(a)	1,382	54,216
McGraw Hill Financial, Inc.†	137	13,505
Moody’s Corp.†	31	3,111
Morgan Stanley†	8,566	272,484
NASDAQ, Inc.†	1,743	101,390
Navient Corp.†(a)(b)	4,531	51,880
Synchrony Financial*	10,257	311,915
T Rowe Price Group, Inc.†(a)(b)	3,151	225,265

		2,580,532

Energy — 13.6%
Baker Hughes, Inc.†(a)	5,364	247,548
Cameron International Corp.†*	2,389	150,985
FMC Technologies, Inc.†*	2,856	82,853
Helmerich & Payne, Inc.(b)	1,347	72,132
Marathon Petroleum Corp.†	6,605	342,403
National Oilwell Varco, Inc.	4,704	157,537
Phillips 66†	4,162	340,452
Schlumberger Ltd. (Curacao)†(b)	4,211	293,717
Tesoro Corp.†(a)	1,530	161,216
Transocean Ltd. (Switzerland)(b)	7	87
Valero Energy Corp.†(a)	6,136	433,877

		2,282,807

Food & Staples Retailing — 2.3%
Wal-Mart Stores, Inc.†	6,376	390,849

Food, Beverage & Tobacco — 8.1%
Altria Group, Inc.†(a)	3,415	198,787
Archer-Daniels-Midland Co.†(a)	7,382	270,772
Coca-Cola Enterprises, Inc.(a)	2,848	140,236
ConAgra Foods, Inc.	66	2,783
Dr Pepper Snapple Group, Inc.†	2,099	195,627

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.	1,828	$105,403
Hershey Co. (The)	14	1,250
Hormel Foods Corp.(b)	36	2,847
Kellogg Co.	25	1,807
Keurig Green Mountain, Inc.(b)	1,872	168,443
PepsiCo, Inc.†	123	12,290
Philip Morris International, Inc.†	236	20,747
Reynolds American, Inc.†	1	46
Tyson Foods, Inc., Class A(b)	4,539	242,065

		1,363,103

Health Care Equipment & Services — 9.5%
Aetna, Inc.†	2,976	321,765
Anthem, Inc.†	2,521	351,528
Cardinal Health, Inc.†	795	70,970
Cigna Corp.†(a)	1,624	237,640
CR Bard, Inc.	11	2,084
DaVita HealthCare Partners, Inc.*	33	2,300
DENTSPLY International, Inc.	7	426
Express Scripts Holding Co.†*	2,970	259,608
HCA Holdings, Inc.*	63	4,261
Humana, Inc.	516	92,111
McKesson Corp.†	278	54,830
Quest Diagnostics, Inc.†(a)(b)	1,693	120,440
St Jude Medical, Inc.†	1,033	63,808
Stryker Corp.	16	1,487
UnitedHealth Group, Inc.†	148	17,411
Universal Health Services, Inc., Class B	12	1,434

		1,602,103

Household & Personal Products — 0.2%
Kimberly-Clark Corp.	56	7,129
Procter & Gamble Co. (The)	414	32,876

		40,005

Insurance — 7.1%
Aflac, Inc.†(b)	4,475	268,052
Allstate Corp. (The)	60	3,725
American International Group, Inc.†	684	42,387
Aon PLC (United Kingdom)	42	3,873
Assurant, Inc.†	97	7,812
Chubb Ltd. (Switzerland)	30	3,979
Cincinnati Financial Corp.	11	651
Hartford Financial Services Group, Inc. (The)	2	87

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Lincoln National Corp.†	38	$1,910
Marsh & McLennan Cos., Inc.	80	4,436
MetLife, Inc.†	1,461	70,435
Principal Financial Group, Inc.	7	315
Progressive Corp. (The)†	52	1,654
Prudential Financial, Inc.†(a)(b)	5,528	450,035
Torchmark Corp.	19	1,086
Travelers Cos, Inc. (The)†	1,993	224,930
Unum Group†	3,048	101,468

		1,186,835

Materials — 11.9%
Alcoa, Inc.	200	1,974
Avery Dennison Corp.†	1,137	71,244
Ball Corp.	21	1,527
Dow Chemical Co. (The)†	7,887	406,023
Eastman Chemical Co.†	1,828	123,408
FMC Corp.(b)	6	235
International Paper Co.†	2,201	82,978
LyondellBasell Industries NV, Class A (Netherlands)†	5,669	492,636
Martin Marietta Materials, Inc.	10	1,366
Monsanto Co.†	5,549	546,688
Mosaic Co. (The)(b)	9	248
Nucor Corp.†	4,008	161,522
PPG Industries, Inc.	1,038	102,575
Sealed Air Corp.†	30	1,338
Sherwin-Williams Co. (The)	15	3,894

		1,997,656

Media — 6.3%
CBS Corp., Class B†	72	3,393
Comcast Corp., Class A†(b)	1,011	57,051
Discovery Communications, Inc., Class A†(b)*	6,479	172,860
Interpublic Group of Cos., Inc. (The)†	1,857	43,231
News Corp., Class A†	4,130	55,177
Omnicom Group, Inc.†	564	42,672
Scripps Networks Interactive, Inc., Class A	433	23,906
TEGNA, Inc.†	2,836	72,375
Time Warner, Inc.†	5,909	382,135
Viacom, Inc., Class B†(a)	4,983	205,100

		1,057,900

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
AbbVie, Inc.	249	$14,750
Amgen, Inc.†	1,589	257,942
Baxalta, Inc.(b)	104	4,059
Biogen, Inc.*	30	9,190
Gilead Sciences, Inc.†(a)	5,782	585,081
Johnson & Johnson†	421	43,245
Merck & Co, Inc.†	427	22,554
Mylan NV*	69	3,731

		940,552

Real Estate — 0.4%
Iron Mountain, Inc., REIT	2,596	70,118

Retailing — 5.4%
Advance Auto Parts, Inc.	900	135,459
AutoZone, Inc.*	4	2,967
Bed Bath & Beyond, Inc.†(a)(b)*	2,120	102,290
Best Buy Co., Inc.	53	1,614
Dollar General Corp.	1	72
GameStop Corp., Class A(b)	1,325	37,153
Gap, Inc. (The)(b)	62	1,531
Genuine Parts Co.†(a)	1,901	163,277
Home Depot, Inc. (The)	2	264
Kohl’s Corp.†	17	810
Lowe’s Cos., Inc.	140	10,646
Macy’s, Inc.	47	1,644
Priceline Group, Inc. (The)*	7	8,925
Staples, Inc.	7,917	74,974
Target Corp.(b)	4,524	328,488
Tiffany & Co.†(b)	18	1,373
TJX Cos, Inc. (The)	102	7,233
Urban Outfitters, Inc.†*	1,567	35,649

		914,369

Semiconductors & Semiconductor Equipment — 8.7%
Analog Devices, Inc.†	3,917	216,688
Applied Materials, Inc	3,952	73,784
Intel Corp.†	15,242	525,087
KLA-Tencor Corp.†(a)	361	25,035
Lam Research Corp.(b)	2,183	173,374
Linear Technology Corp.†	37	1,571
NVIDIA Corp.†	3,803	125,347
Texas Instruments, Inc.†(a)	5,026	275,475
Xilinx, Inc.†	920	43,212

		1,459,573

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 7.2%
Accenture PLC, Class A (Ireland)†	96	$10,032
CA, Inc.†	5,437	155,280
eBay, Inc.*	183	5,029
Fidelity National Information Services, Inc.	21	1,273
International Business Machines Corp.†(b)	3,514	483,597
Microsoft Corp.†	1,483	82,277
Oracle Corp.†	5,655	206,577
Symantec Corp.†	5,203	109,263
Teradata Corp.(b)*	1,769	46,737
VeriSign, Inc.(b)*	3	262
Western Union Co. (The)(b)	6,335	113,460
Xerox Corp.†(b)	154	1,637

		1,215,424

Technology Hardware & Equipment — 17.1%
Amphenol Corp., Class A	32	1,671
Apple, Inc.†(a)	5,489	577,772
Cisco Systems, Inc.†(a)	22,505	611,123
Corning, Inc.†	113	2,066
CSRA, Inc.	1,698	50,940
EMC Corp.	299	7,678
F5 Networks, Inc.†*	877	85,034
FLIR Systems, Inc.(b)	21	589
Hewlett Packard Enterprise Co.†	264	4,013
HP, Inc.†(a)	22,190	262,730
Juniper Networks, Inc.†	4,717	130,189
Motorola Solutions, Inc.†	2,210	151,274
NetApp, Inc.	3,814	101,185
QUALCOMM, Inc.†(a)	11,459	572,778
Seagate Technology PLC (Ireland)(b)	3,774	138,355
TE Connectivity Ltd. (Switzerland)†	46	2,972
Western Digital Corp.†(a)(b)	2,892	173,665

		2,874,034

Telecommunication Services — 2.8%
CenturyLink, Inc.†(b)	2,957	74,398
Verizon Communications, Inc.†(a)	8,450	390,559

		464,957

Transportation — 10.1%
American Airlines Group, Inc.†	2,766	117,140
CH Robinson Worldwide, Inc.†	1,813	112,442
CSX Corp.	66	1,713
Delta Air Lines, Inc.†(a)	9,845	499,043

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	2,369	$106,842
JB Hunt Transport Services, Inc.	4	293
Southwest Airlines Co.†(a)	8,181	352,274
Union Pacific Corp.†	2,074	162,187
United Continental Holdings, Inc.†(a)*	4,679	268,107
United Parcel Service, Inc., Class B†	843	81,122

		1,701,163

Utilities — 0.3%
NRG Energy, Inc.	4,114	48,422
Southern Co. (The)	7	328

		48,750

TOTAL COMMON STOCKS (Cost $29,322,256)		29,065,896

TOTAL LONG POSITIONS - 172.9%		29,065,896

(Cost $29,322,256)**

SHORT POSITIONS — (112.7)%
COMMON STOCKS — (100.5)%
Automobiles & Components — 0.0%
BorgWarner, Inc.	(19)	(821)

Banks — (0.2)%
BB&T Corp.	(49)	(1,853)
People’s United Financial, Inc.	(26)	(420)
Zions Bancorporation	(1,477)	(40,322)

		(42,595)

Capital Goods — (3.0)%
Danaher Corp.	(3,669)	(340,777)
Deere & Co.	(10)	(763)
Roper Technologies, Inc.	(76)	(14,424)
Textron, Inc.	(24)	(1,008)
United Rentals, Inc.*	(6)	(435)
United Technologies Corp	(1,566)	(150,445)

		(507,852)

Commercial & Professional Services — (0.6)%
ADT Corp. (The)	(1,232)	(40,631)
Equifax, Inc.	(8)	(891)
Stericycle, Inc.*	(1)	(121)
Tyco International PLC	(1)	(32)
Verisk Analytics, Inc.*	(750)	(57,660)

		(99,335)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (4.4)%
Coach, Inc.	(1,976)	$(64,674)
Harman International Industries, Inc.	(520)	(48,989)
Hasbro, Inc.	(912)	(61,432)
Mattel, Inc.	(29)	(788)
Mohawk Industries, Inc.*	(5)	(947)
NIKE, Inc., Class B	(3,145)	(196,562)
PulteGroup, Inc.	(2,525)	(44,996)
Ralph Lauren Corp.	(6)	(669)
Under Armour, Inc., Class A*	(1,561)	(125,832)
VF Corp.	(3,083)	(191,917)

		(736,806)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(65)	(3,541)
Chipotle Mexican Grill, Inc.*	(1)	(480)
Darden Restaurants, Inc.	(198)	(12,601)
Royal Caribbean Cruises, Ltd. (Liberia)	(19)	(1,923)
Starbucks Corp.	(2,977)	(178,709)
Wynn Resorts Ltd.	(734)	(50,785)

		(248,039)

Diversified Financials — (2.2)%
Berkshire Hathaway, Inc., Class B*	(218)	(28,785)
Charles Schwab Corp. (The)	(2,648)	(87,199)
E*TRADE Financial Corp.*	(1,117)	(33,108)
Goldman Sachs Group, Inc. (The)	(17)	(3,064)
Intercontinental Exchange, Inc.	(4)	(1,025)
Leucadia National Corp.	(2,620)	(45,562)
Northern Trust Corp.	(5)	(360)
PayPal Holdings, Inc.*	(4,665)	(168,873)
State Street Corp.	(35)	(2,323)

		(370,299)

Energy — (17.3)%
Anadarko Petroleum Corp.	(3,674)	(178,483)
Apache Corp.	(2,692)	(119,713)
Cabot Oil & Gas Corp.	(2,990)	(52,893)
Chevron Corp.	(3,990)	(358,940)
Cimarex Energy Co.	(684)	(61,136)
ConocoPhillips	(7,425)	(346,673)
CONSOL Energy, Inc.	(1,656)	(13,082)
Devon Energy Corp.	(2,973)	(95,136)
Diamond Offshore Drilling, Inc.	(2)	(42)
Ensco PLC, Class A (United Kingdom)	(1,681)	(25,871)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EOG Resources, Inc.	(3,976)	$(281,461)
EQT Corp.	(1,103)	(57,499)
Exxon Mobil Corp.	(904)	(70,467)
Halliburton Co.	(24)	(817)
Hess Corp.	(2,050)	(99,384)
Kinder Morgan, Inc.	(6,311)	(94,160)
Marathon Oil Corp.	(4,822)	(60,709)
Murphy Oil Corp.	(1,247)	(27,995)
Newfield Exploration Co.*	(1,179)	(38,388)
Noble Energy, Inc.	(3,117)	(102,643)
Occidental Petroleum Corp.	(5,091)	(344,202)
ONEOK, Inc.	(1,513)	(37,311)
Pioneer Natural Resources Co.	(1,080)	(135,410)
Range Resources Corp.	(1,224)	(30,123)
Southwestern Energy Co.*	(2,781)	(19,773)
Spectra Energy Corp.	(4,854)	(116,205)
Williams Cos., Inc. (The)	(5,423)	(139,371)

		(2,907,887)

Food & Staples Retailing — (2.5)%
Costco Wholesale Corp.	(1,709)	(276,004)
CVS Health Corp.	(35)	(3,422)
Kroger Co. (The)	(3,373)	(141,093)
Sysco Corp.	(52)	(2,132)
Whole Foods Market, Inc.	(30)	(1,005)

		(423,656)

Food, Beverage & Tobacco — (1.9)%
Brown-Forman Corp., Class B	(1,432)	(142,169)
Campbell Soup Co.	(3)	(158)
Coca-Cola Co. (The)	(64)	(2,749)
Constellation Brands, Inc., Class A	(403)	(57,403)
JM Smucker Co. (The)	(6)	(740)
Kraft Heinz Co. (The)	(106)	(7,713)
McCormick & Co., Inc.	(11)	(941)
Mead Johnson Nutrition Co.	(9)	(711)
Molson Coors Brewing Co., Class B	(1)	(94)
Mondelez International, Inc., Class A	(342)	(15,335)
Monster Beverage Corp.*	(575)	(85,652)

		(313,665)

Health Care Equipment & Services — (7.7)%
Abbott Laboratories	(25)	(1,123)
AmerisourceBergen Corp.	(148)	(15,349)
Baxter International, Inc.	(3,147)	(120,058)
Becton Dickinson and Co.	(517)	(79,665)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(9,728)	$(179,384)
Cerner Corp.*	(2,587)	(155,660)
Edwards Lifesciences Corp.*	(990)	(78,190)
Henry Schein, Inc.*	(603)	(95,389)
Intuitive Surgical, Inc.*	(269)	(146,917)
Laboratory Corp. of America Holdings*	(308)	(38,081)
Medtronic PLC (Ireland)	(2,291)	(176,224)
Patterson Cos, Inc.	(719)	(32,506)
Tenet Healthcare Corp.*	(717)	(21,725)
Varian Medical Systems, Inc.*	(5)	(404)
Zimmer Biomet Holdings, Inc.	(1,473)	(151,115)

		(1,291,790)

Household & Personal Products — (1.4)%
Church & Dwight Co., Inc.	(11)	(934)
Clorox Co. (The)	(2)	(254)
Colgate-Palmolive Co.	(53)	(3,531)
Estee Lauder Cos, Inc., Class A (The)	(2,676)	(235,649)

		(240,368)

Insurance — (1.0)%
Chubb Ltd. (Switzerland)	(4)	(467)
Loews Corp.	(2,040)	(78,336)
XL Group PLC (Ireland)	(2,165)	(84,825)

		(163,628)

Materials — (3.3)%
Air Products & Chemicals, Inc.	(226)	(29,405)
Airgas, Inc.	(519)	(71,788)
CF Industries Holdings, Inc.	(1,686)	(68,806)
Ecolab, Inc.	(16)	(1,830)
EI du Pont de Nemours & Co.	(2,319)	(154,445)
Freeport-McMoRan, Inc.	(8,106)	(54,878)
International Flavors & Fragrances, Inc.	(6)	(718)
Newmont Mining Corp.	(3,827)	(68,848)
Owens-Illinois, Inc.*	(1,162)	(20,242)
Pentair PLC (United Kingdom)	(1,303)	(64,538)
Praxair, Inc.	(25)	(2,560)
Vulcan Materials Co.	(94)	(8,927)

		(546,985)

Media — (0.6)%
Cablevision Systems Corp., Class A	(1,403)	(44,756)
Time Warner Cable, Inc.	(127)	(23,570)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc., Class A	(68)	$(1,847)
Walt Disney Co. (The)	(306)	(32,154)

		(102,327)

Pharmaceuticals, Biotechnology & Life Sciences — (9.3)%
Alexion Pharmaceuticals, Inc.*	(730)	(139,248)
Allergan PLC (Ireland)*	(277)	(86,562)
Bristol-Myers Squibb Co.	(1,695)	(116,599)
Celgene Corp.*	(579)	(69,341)
Eli Lilly & Co.	(896)	(75,497)
Endo International PLC (Ireland)*	(1,637)	(100,217)
Illumina, Inc.*	(1,051)	(201,734)
Mallinckrodt PLC (Ireland)*	(506)	(37,763)
PerkinElmer, Inc.	(820)	(43,927)
Perrigo Co. PLC (Ireland)	(1,059)	(153,237)
Pfizer, Inc.	(543)	(17,528)
Regeneron Pharmaceuticals, Inc.*	(288)	(156,347)
Thermo Fisher Scientific, Inc.	(976)	(138,445)
Vertex Pharmaceuticals, Inc.*	(1,807)	(227,375)
Waters Corp.*	(1)	(134)
Zoetis, Inc.	(44)	(2,108)

		(1,566,062)

Real Estate — (6.3)%
American Tower Corp., REIT	(1,402)	(135,924)
Apartment Investment & Management Co., Class A, REIT	(1,131)	(45,274)
AvalonBay Communities, Inc., REIT	(12)	(2,209)
Boston Properties, Inc., REIT	(81)	(10,331)
Crown Castle International Corp., REIT	(1,723)	(148,953)
Equity Residential REIT	(32)	(2,611)
Essex Property Trust, Inc., REIT	(471)	(112,762)
General Growth Properties, Inc., REIT	(5,472)	(148,893)
HCP, Inc., REIT	(41)	(1,568)
Host Hotels & Resorts, Inc., REIT	(56)	(859)
Kimco Realty Corp., REIT	(1,967)	(52,047)
Macerich Co. (The), REIT	(1,146)	(92,470)
Plum Creek Timber Co., Inc., REIT	(14)	(668)
Prologis, Inc., REIT	(46)	(1,974)
Public Storage REIT	(62)	(15,357)
Realty Income Corp., REIT	(1,722)	(88,907)
Simon Property Group, Inc., REIT	(28)	(5,444)
SL Green Realty Corp., REIT	(716)	(80,894)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Ventas, Inc., REIT	(1,353)	$(76,349)
Vornado Realty Trust REIT	(337)	(33,687)
Welltower, Inc., REIT	(31)	(2,109)
Weyerhaeuser Co., REIT	(22)	(660)

		(1,059,950)

Retailing — (9.2)%
Amazon.com, Inc.*	(566)	(382,554)
AutoNation, Inc.*	(9)	(537)
CarMax, Inc.*	(1,482)	(79,984)
Dollar Tree, Inc.*	(1,697)	(131,042)
Expedia, Inc.	(939)	(116,718)
L Brands, Inc.	(1,729)	(165,673)
Netflix, Inc.*	(3,084)	(352,748)
Nordstrom, Inc.	(1,359)	(67,692)
O’Reilly Automotive, Inc.*	(8)	(2,027)
Ross Stores, Inc.	(35)	(1,883)
Signet Jewelers Ltd. (Bermuda)	(566)	(70,009)
Tractor Supply Co.	(982)	(83,961)
TripAdvisor, Inc.*	(1,042)	(88,830)
Walgreens Boots Alliance, Inc.	(7)	(596)

		(1,544,254)

Semiconductors & Semiconductor Equipment — (2.6)%
Avago Technologies Ltd. (Singapore)	(1,033)	(149,940)
Broadcom Corp., Class A	(1,095)	(63,313)
First Solar, Inc.*	(4)	(264)
Microchip Technology, Inc.	(1,520)	(70,741)
Micron Technology, Inc.*	(7,372)	(104,388)
Qorvo, Inc.*	(1,064)	(54,158)
Skyworks Solutions, Inc.	(16)	(1,229)

		(444,033)

Software & Services — (12.9)%
Activision Blizzard, Inc.	(2,496)	(96,620)
Adobe Systems, Inc.*	(3,017)	(283,417)
Akamai Technologies, Inc.*	(1,286)	(67,682)
Alliance Data Systems Corp.*	(443)	(122,520)
Alphabet, Inc., Class A*	(252)	(196,059)
Autodesk, Inc.*	(1,636)	(99,681)
Automatic Data Processing, Inc.	(659)	(55,830)
Citrix Systems, Inc.*	(1,031)	(77,995)
Electronic Arts, Inc.*	(2,215)	(152,215)
Facebook, Inc., Class A*	(3,087)	(323,085)
Fiserv, Inc.*	(77)	(7,042)
Intuit, Inc.	(2,008)	(193,772)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
MasterCard, Inc., Class A	(100)	$(9,736)
Paychex, Inc.	(2)	(106)
Red Hat, Inc.*	(1,322)	(109,475)
salesforce.com inc*	(4,519)	(354,290)
Total System Services, Inc.	(4)	(199)
Visa, Inc., Class A	(214)	(16,596)

		(2,166,320)

Technology Hardware & Equipment — (0.9)%
Harris Corp.	(898)	(78,036)
SanDisk Corp.	(978)	(74,318)

		(152,354)

Telecommunication Services — (3.3)%
AT&T, Inc.	(9,201)	(316,606)
Equinix, Inc., REIT	(196)	(59,270)
Frontier Communications Corp.	(8,450)	(39,462)
Level 3 Communications, Inc.*	(2,574)	(139,923)

		(555,261)

Transportation — (1.8)%
FedEx Corp.	(719)	(107,124)
Kansas City Southern	(789)	(58,915)
Norfolk Southern Corp.	(1,416)	(119,779)
Ryder System, Inc.	(386)	(21,936)

		(307,754)

Utilities — (6.6)%
AGL Resources, Inc.	(856)	(54,621)
Ameren Corp.	(14)	(605)
American Electric Power Co., Inc.	(44)	(2,564)
CenterPoint Energy, Inc.	(3,112)	(57,136)
CMS Energy Corp.	(1,973)	(71,186)
Consolidated Edison, Inc.	(26)	(1,671)
Dominion Resources, Inc.	(1,693)	(114,515)
DTE Energy Co.	(1,298)	(104,087)
Duke Energy Corp.	(734)	(52,400)
Edison International	(20)	(1,184)
Entergy Corp.	(16)	(1,094)
Eversource Energy	(28)	(1,430)
Exelon Corp.	(4,562)	(126,687)
FirstEnergy Corp.	(38)	(1,206)
NextEra Energy, Inc.	(40)	(4,156)
NiSource, Inc.	(2,303)	(44,932)
Pepco Holdings, Inc.	(1,834)	(47,702)
PG&E Corp.	(1,267)	(67,392)
Pinnacle West Capital Corp.	(8)	(516)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(3,268)	$(111,537)
Public Service Enterprise Group, Inc.	(1,096)	(42,404)
SCANA Corp.	(831)	(50,267)
Sempra Energy	(22)	(2,068)
TECO Energy, Inc.	(21)	(560)
WEC Energy Group, Inc.	(2,283)	(117,141)
Xcel Energy, Inc.	(681)	(24,455)

		(1,103,516)

TOTAL COMMON STOCK (Proceeds $17,755,823)		(16,895,557)

EXCHANGE TRADED FUNDS — (12.2)%
SPDR S&P 500 ETF Trust	(10,083)	(2,055,823)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,057,549)		(2,055,823)

TOTAL SECURITES SOLD SHORT - (112.7)%		(18,951,380)

(Proceeds $19,813,372)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.8%		6,697,173

NET ASSETS - 100.0%		$16,811,689

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $2,905,353.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$29,322,256

Gross unrealized appreciation	$1,159,186
Gross unrealized depreciation	(1,415,546)

Net unrealized depreciation	$(256,360)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.9%
COMMON STOCKS — 173.9%
Automobiles & Components — 7.0%
Allison Transmission Holdings, Inc.	25,665	$664,467
American Axle & Manufacturing Holdings, Inc.†(a)*	366,923	6,949,522
Cooper Tire & Rubber Co.(a)	45,829	1,734,628
Cooper-Standard Holding, Inc.*	9,527	739,200
Dana Holding Corp.(b)	123,153	1,699,511
Delphi Automotive PLC (Jersey)†	115,134	9,870,438
Dorman Products, Inc.(b)*	44,353	2,105,437
Ford Motor Co.†	791,170	11,147,585
General Motors Co.	12,514	425,601
Gentex Corp.†(b)	288,150	4,613,282
Gentherm, Inc.(b)*	39,713	1,882,396
Goodyear Tire & Rubber Co. (The)†(a)	289,690	9,464,172
Harley-Davidson, Inc.†(b)	61,398	2,786,855
Johnson Controls, Inc.†(a)	176,457	6,968,287
Lear Corp.†	14,922	1,832,869
Metaldyne Performance Group, Inc.(b)	16,021	293,825
Standard Motor Products, Inc.(b)	28,431	1,081,800
Tenneco, Inc.(b)*	35,827	1,644,818
Thor Industries, Inc.(b)	28,195	1,583,149
Visteon Corp.(a)*	61,459	7,037,056

		74,524,898

Capital Goods — 29.3%
Actuant Corp., Class A†(b)	146,717	3,515,339
Acuity Brands, Inc.†	3,523	823,677
AECOM Technology Corp.(b)*	1,554	46,667
Aegion Corp.†*	72,389	1,397,832
AGCO Corp.(b)	156,516	7,104,261
American Woodmark Corp.†*	51,280	4,101,374
AO Smith Corp.†(b)	27,852	2,133,742
Apogee Enterprises, Inc.(a)	84,537	3,678,205
Applied Industrial Technologies, Inc.†	86,014	3,482,707
Armstrong World Industries, Inc.†*	127,358	5,824,081
AZZ, Inc.†	48,821	2,712,983
Babcock & Wilcox Co. (The)(a)	135,488	4,304,454
Barnes Group, Inc.†	18,440	652,592
Boeing Co. (The)†	80,488	11,637,760
Brady Corp., Class A†	63,231	1,453,048
Briggs & Stratton Corp.(a)(b)	24,025	415,632
Carlisle Cos, Inc.†	17,675	1,567,596
Chicago Bridge & Iron Co. NV (Netherlands)(b)	199,096	7,762,753

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CLARCOR, Inc.†	31,750	$1,577,340
Colfax Corp.(b)*	3,349	78,199
Comfort Systems USA, Inc.†(a)	143,389	4,075,115
Continental Building Products, Inc.†*	106,922	1,866,858
Crane Co.†(a)	93,261	4,461,606
Cummins, Inc.†	66,337	5,838,319
DigitalGlobe, Inc.†(a)(b)*	213,102	3,337,177
Dover Corp.(b)	78,872	4,835,642
Eaton Corp. PLC (Ireland)	56,806	2,956,184
EMCOR Group, Inc.†(a)(b)	67,555	3,245,342
Emerson Electric Co.(b)	84,212	4,027,860
EnerSys	165	9,228
ESCO Technologies, Inc.	12,158	439,390
Federal Signal Corp.†	83,728	1,327,089
Fluor Corp.(a)(b)	174,090	8,220,530
Fortune Brands Home & Security, Inc.(b)	40,351	2,239,480
Franklin Electric Co., Inc.(a)	50,159	1,355,798
General Dynamics Corp.†(a)	84,983	11,673,265
Griffon Corp.	5,168	91,990
HD Supply Holdings, Inc.(a)*	106,063	3,185,072
Hubbell, Inc.	5,040	509,242
Huntington Ingalls Industries, Inc.†(a)	30,888	3,918,143
II-VI, Inc.†*	76,280	1,415,757
Ingersoll-Rand PLC (Ireland)	35,240	1,948,420
ITT Corp.	10,094	366,614
Jacobs Engineering Group, Inc.†(b)*	103,929	4,359,822
John Bean Technologies Corp.†	17,847	889,316
Joy Global, Inc.(b)	278,642	3,513,676
Kaman Corp.(b)	31,655	1,291,841
KBR, Inc.(a)(b)	517,539	8,756,760
Kennametal, Inc.†(a)	258,717	4,967,366
Lennox International, Inc.(b)	20,555	2,567,320
Lincoln Electric Holdings, Inc.†(a)	145,380	7,543,768
Masco Corp.†	340,942	9,648,659
Masonite International Corp. (Canada)*	8,853	542,069
MasTec, Inc.*	45,046	782,900
Meritor, Inc.(a)(b)*	311,606	2,601,910
Moog, Inc., Class A†*	50,301	3,048,241
MRC Global, Inc.†(a)(b)*	699,599	9,024,827
MSC Industrial Direct Co., Inc., Class A(b)	95,132	5,353,078
Mueller Industries, Inc.	16,827	456,012

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mueller Water Products, Inc., Class A	79,730	$685,678
NCI Building Systems, Inc.*	47,271	586,633
NOW, Inc.(b)*	104,298	1,649,994
Orbital ATK, Inc.†	111,676	9,977,134
Owens Corning†(a)	198,796	9,349,376
PACCAR, Inc.†(a)	179,684	8,517,022
Ply Gem Holdings, Inc.*	3,702	46,423
Quanta Services, Inc.(b)*	78,007	1,579,642
Rockwell Automation, Inc.(a)	51,539	5,288,417
Simpson Manufacturing Co., Inc.(b)	46,598	1,591,322
Spirit AeroSystems Holdings, Inc., Class A†*	281,765	14,107,974
Standex International Corp.(b)	19,081	1,586,585
Stanley Black & Decker, Inc.(a)(b)	168,135	17,945,049
Sun Hydraulics Corp.(b)	23,858	757,014
Tennant Co.(b)	1,513	85,121
TopBuild Corp.(a)*	90,505	2,784,839
Trinity Industries, Inc.(a)(b)	312,521	7,506,754
Universal Forest Products, Inc.†(b)	46,591	3,185,427
USG Corp.(a)(b)*	315,531	7,664,248
Wabash National Corp.(b)*	462,953	5,476,734
Wabtec Corp.(b)	93,062	6,618,569
Watsco, Inc.	124	14,524
Watts Water Technologies, Inc., Class A(b)	984	48,875
WESCO International, Inc.(b)*	67,468	2,947,002

		310,962,284

Commercial & Professional Services — 5.8%
ABM Industries, Inc.†	93,233	2,654,344
Brink’s Co. (The)	2,646	76,364
CEB, Inc.†	17,641	1,082,981
Clean Harbors, Inc.(b)*	38,320	1,596,028
Deluxe Corp.†(b)	80,339	4,381,689
FTI Consulting, Inc.(b)*	818	28,352
Herman Miller, Inc.†(a)	109,637	3,146,582
HNI Corp.(b)	1,845	66,531
Huron Consulting Group, Inc.(b)*	8,211	487,733
Insperity, Inc.†	599	28,842
Interface, Inc.†	173,753	3,325,632
Knoll, Inc.	23,037	433,096
Korn/Ferry International†	99,857	3,313,255
ManpowerGroup, Inc.†	62,863	5,298,722
Multi-Color Corp.(b)	23,815	1,424,375

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ritchie Bros Auctioneers, Inc. (Canada)(b)	238,486	$5,749,897
Robert Half International, Inc.†	44,728	2,108,478
RPX Corp.†*	94,257	1,036,827
ServiceMaster Global Holdings, Inc.(a)*	83,948	3,294,120
Tetra Tech, Inc.(a)(b)	119,431	3,107,595
Towers Watson & Co., Class A†	101,504	13,039,204
TrueBlue, Inc.†*	17,603	453,453
UniFirst Corp.†	24,952	2,599,998
US Ecology, Inc.†(b)	41,592	1,515,612
West Corp.†	44,593	961,871

		61,211,581

Consumer Durables & Apparel — 7.6%
Brunswick Corp.†	214,375	10,828,081
Callaway Golf Co.(a)(b)	167,218	1,575,194
DR Horton, Inc.†(a)	493,118	15,794,570
Ethan Allen Interiors, Inc.(b)	588	16,358
Leggett & Platt, Inc.(a)	109,381	4,596,190
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	190,755	7,641,645
Oxford Industries, Inc.†	38,338	2,446,731
Polaris Industries, Inc.(b)	131,554	11,307,066
PVH Corp.(b)	24,872	1,831,823
Skechers U.S.A., Inc., Class A(a)(b)*	362,307	10,945,294
Smith & Wesson Holding Corp.†(a)(b)*	174,044	3,825,487
Sturm Ruger & Co., Inc.(b)	24,531	1,462,293
Tempur Sealy International, Inc.*	11,609	817,970
Tumi Holdings, Inc.(b)*	100,060	1,663,998
Wolverine World Wide, Inc.(a)	334,831	5,595,025

		80,347,725

Consumer Services — 9.5%
Apollo Education Group, Inc.†*	499,788	3,833,374
Aramark Holdings Corp.†	170,495	5,498,464
Belmond Ltd., Class A (Bermuda)*	31,017	294,662
Bloomin’ Brands, Inc.†(a)	252,750	4,268,948
Bob Evans Farms, Inc.†	77,897	3,026,298
Boyd Gaming Corp.†(b)*	420,766	8,360,620
Capella Education Co.†	26,335	1,217,204
Carnival Corp. (Panama)	168,375	9,173,070
Chipotle Mexican Grill, Inc.(b)*	1,293	620,446
Choice Hotels International, Inc.(b)	1,185	59,736
Churchill Downs, Inc.†	23,069	3,264,033

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cracker Barrel Old Country Store, Inc.(b)	9,782	$1,240,651
Darden Restaurants, Inc.†	129,791	8,259,899
DineEquity, Inc.†	41,607	3,522,865
Graham Holdings Co., Class B†	9,595	4,653,287
Hillenbrand, Inc.†	9,057	268,359
Hilton Worldwide Holdings, Inc.†	96,662	2,068,567
Hyatt Hotels Corp., Class A†(a)(b)*	102,234	4,807,043
Interval Leisure Group, Inc.(b)	71,865	1,121,813
La Quinta Holdings, Inc.†(a)*	388,987	5,294,113
Marriott International, Inc., Class A(b)	28,566	1,915,065
Matthews International Corp., Class A†	14,791	790,579
Papa John’s International, Inc.(b)	15,784	881,852
Pinnacle Entertainment, Inc.†(a)*	117,657	3,661,486
SeaWorld Entertainment, Inc.	99,841	1,965,869
Service Corp. International†	24,418	635,356
Six Flags Entertainment Corp.(b)	98,599	5,417,029
Sonic Corp.(b)	97,835	3,161,049
Speedway Motorsports, Inc.†	14,052	291,157
Starwood Hotels & Resorts Worldwide, Inc.	13,992	969,366
Wyndham Worldwide Corp.†(a)(b)	138,708	10,077,135

		100,619,395

Food & Staples Retailing — 2.8%
Casey’s General Stores, Inc.(b)	11,088	1,335,550
Ingles Markets, Inc., Class A†	53,578	2,361,718
PriceSmart, Inc.(b)	17,094	1,418,631
SpartanNash Co.†(b)	55,493	1,200,869
SUPERVALU, Inc.†*	1,165,095	7,899,344
United Natural Foods, Inc.(b)*	33,510	1,318,954
Wal-Mart Stores, Inc.†(a)	220,354	13,507,700
Weis Markets, Inc.	13,139	582,058

		29,624,824

Food, Beverage & Tobacco — 14.7%
Altria Group, Inc.†(a)	109,716	6,386,568
Archer-Daniels-Midland Co.(a)	46,123	1,691,792
B&G Foods, Inc.†	34,637	1,212,988
Blue Buffalo Pet Products, Inc.(b)*	210,724	3,942,646
Boston Beer Co., Inc., Class A(b)*	40,997	8,277,704
Coca-Cola Co. (The)†	40,814	1,753,369
Coca-Cola Enterprises, Inc.†	186,818	9,198,918
ConAgra Foods, Inc.†	343,966	14,501,607
Cott Corp. (Canada)†	198,751	2,184,274

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Darling Ingredients, Inc.(b)*	11,720	$123,294
Dean Foods Co.†	641,633	11,004,006
Dr Pepper Snapple Group, Inc.	18,110	1,687,852
Flowers Foods, Inc.†(b)	273,005	5,866,877
Fresh Del Monte Produce, Inc. (Cayman Islands)	47,208	1,835,447
General Mills, Inc.	80,840	4,661,234
Hain Celestial Group, Inc. (The)†(b)*	66,610	2,690,378

Hormel Foods Corp.(a)(b)	23,030	1,821,212
JM Smucker Co. (The)†	77,992	9,619,533
Keurig Green Mountain, Inc.†(a)(b)	243,989	21,954,130
PepsiCo, Inc.†	10,021	1,001,298
Philip Morris International, Inc.†(a)(b)	82,142	7,221,103
Pilgrim’s Pride Corp.(b)	364,499	8,051,783
Reynolds American, Inc.†	23,563	1,087,432
Sanderson Farms, Inc.(b)	147,809	11,458,154
Snyder’s-Lance, Inc.(b)	11,347	389,202
Tyson Foods, Inc., Class A(a)(b)	312,300	16,654,959
Universal Corp.(b)	6,458	362,165
Vector Group Ltd.(b)	2,969	70,039

		156,709,964

Health Care Equipment & Services — 9.8%
Abbott Laboratories†	51,186	2,298,763
Allscripts Healthcare Solutions, Inc.†(b)*	359,047	5,522,143
Amedisys, Inc.(b)*	99,954	3,930,191
AMN Healthcare Services, Inc.(a)(b)*	94,547	2,935,684
Amsurg Corp.†(b)*	118,450	9,002,200
Anika Therapeutics, Inc.†*	37,985	1,449,508
Becton Dickinson and Co.	9,261	1,427,028
Chemed Corp.†(b)	16,332	2,446,534
CR Bard, Inc.†	1,928	365,240
DaVita HealthCare Partners, Inc.†*	51,977	3,623,317
DENTSPLY International, Inc.†	17,107	1,040,961
Express Scripts Holding Co.†*	79,995	6,992,363
HCA Holdings, Inc.†*	82,219	5,560,471
HMS Holdings Corp.(a)*	1,194	14,734
Hologic, Inc.†(a)(b)*	127,814	4,945,124
ICU Medical, Inc.†*	32,416	3,655,876
Kindred Healthcare, Inc.†(b)	357,937	4,263,030
LHC Group, Inc.(b)*	12,725	576,315
LifePoint Health, Inc.†(b)*	138,480	10,164,432
McKesson Corp.†	12,593	2,483,717
MEDNAX, Inc.(b)*	34,538	2,474,993

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Meridian Bioscience, Inc.(b)	10,960	$224,899
National HealthCare Corp.	2,207	136,172
PharMerica Corp.†*	44,196	1,546,860
Quest Diagnostics, Inc.†(a)(b)	83,595	5,946,948
Team Health Holdings, Inc.*	51,622	2,265,690
Teleflex, Inc.(a)(b)	60,991	8,017,267
Universal Health Services, Inc., Class B†(a)	89,334	10,674,520
Varian Medical Systems, Inc.†*	2,674	216,059

		104,201,039

Household & Personal Products — 0.6%
Avon Products, Inc.†(b)	644,356	2,609,642
Central Garden & Pet Co., Class A*	41,723	567,433
Clorox Co. (The)†(a)	20,870	2,646,942
Energizer Holdings, Inc.	10,141	345,402

		6,169,419

Materials — 0.0%
Univar, Inc.(b)*	4,310	73,313

Media — 5.6%
AMC Networks, Inc., Class A(b)*	92,436	6,903,121
Comcast Corp., Class A(b)	30,712	1,733,078
Discovery Communications, Inc., Class A(b)*	177,477	4,735,086
Gannett Co., Inc.(b)	107,836	1,756,648
Loral Space & Communications, Inc.(b)*	20,682	841,964
MDC Partners, Inc., Class A (Canada)	53,553	1,163,171
Meredith Corp.†(b)	73,577	3,182,205
MSG Networks, Inc., Class A†*	247,706	5,152,285
New York Times Co. (The), Class A(b)	245,524	3,294,932
Nexstar Broadcasting Group, Inc., Class A†	3,792	222,590
Regal Entertainment Group, Class A(b)	231,568	4,369,688
Shaw Communications, Inc., Class B (Canada)	824	14,165
TEGNA, Inc.(a)	195,865	4,998,475
Time Warner, Inc.†	90,320	5,840,994
Viacom, Inc., Class B†(a)(b)	316,898	13,043,522
World Wrestling Entertainment, Inc., Class A(b)	135,590	2,418,926

		59,670,850

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
AbbVie, Inc.†	44,357	$2,627,709
Allergan PLC (Ireland)*	12,035	3,760,938
AMAG Pharmaceuticals, Inc.†*	84,227	2,542,813
Amgen, Inc.†	66,917	10,862,637
Biogen, Inc.†*	29,280	8,969,928
Bio-Rad Laboratories, Inc., Class A†*	34,002	4,714,717
Cambrex Corp.†*	64,031	3,015,220
Emergent Biosolutions, Inc.†(b)*	101,331	4,054,253
Gilead Sciences, Inc.†(a)	209,147	21,163,585
Horizon Pharma PLC (Ireland)(b)*	624,349	13,529,643
Insys Therapeutics, Inc.(b)*	184,546	5,283,552
Jazz Pharmaceuticals PLC (Ireland)*	42,338	5,951,029
Lannett Co., Inc.(b)*	284,178	11,401,221
Luminex Corp.(b)*	52,836	1,130,162
Merck & Co, Inc.†	193,671	10,229,702
Myriad Genetics, Inc.(b)*	23,551	1,016,461
PAREXEL International Corp.†(a)(b)*	122,873	8,370,109
PDL BioPharma, Inc.†(b)	992,135	3,512,158
PRA Health Sciences, Inc.(b)*	3,982	180,265
Prestige Brands Holdings, Inc.*	2,284	117,580
Quintiles Transnational Holdings, Inc.†*	33,350	2,289,811
Sucampo Pharmaceuticals, Inc., Class A(b)*	163,264	2,822,835
United Therapeutics Corp.†(a)(b)*	68,882	10,787,610

		138,333,938

Retailing — 13.7%
Aaron’s, Inc.†	192,970	4,320,598
Advance Auto Parts, Inc.(b)	11,621	1,749,077
American Eagle Outfitters, Inc.(b)	264,089	4,093,380
Asbury Automotive Group, Inc.†*	94,903	6,400,258
Bed Bath & Beyond, Inc.(a)(b)*	123,736	5,970,262
Best Buy Co., Inc.(b)	36,619	1,115,049
Big Lots, Inc.†	42,899	1,653,327
Buckle, Inc. (The)(b)	81,537	2,509,709
Caleres, Inc.†(b)	92,002	2,467,494
Cato Corp. (The), Class A†	32,087	1,181,443
Chico’s FAS, Inc.†	306,365	3,268,915
Children’s Place Retail Store, Inc. (The)(a)(b)	90,210	4,979,592
DSW, Inc., Class A†(b)	185,373	4,423,000
Foot Locker, Inc.(a)(b)	157,281	10,237,420
GameStop Corp., Class A(b)	87,882	2,464,211
Gap, Inc. (The)(b)	227,823	5,627,228

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.†	105,323	$9,046,192
GNC Holdings, Inc., Class A†(a)	362,426	11,242,455
Group 1 Automotive, Inc.(b)	10,550	798,635
Guess?, Inc.(b)	373,156	7,045,185
Hibbett Sports, Inc.(b)*	135,907	4,109,828
Home Depot, Inc. (The)†	17,263	2,283,032
LKQ Corp.†(a)*	177,605	5,262,436
Mattress Firm Holding Corp.(b)*	26,051	1,162,656
Men’s Wearhouse, Inc. (The)†(a)(b)	183,033	2,686,924
Office Depot, Inc.†(b)*	756,025	4,263,981
Outerwall, Inc.(b)	170,925	6,245,600
Pep Boys-Manny Moe & Jack (The)*	75,388	1,387,893
Pool Corp.(b)	30,243	2,443,030
Select Comfort Corp.†(a)*	120,017	2,569,564
Staples, Inc.	422,263	3,998,831
Target Corp.†(b)	55,076	3,999,068
Urban Outfitters, Inc.(a)(b)*	394,747	8,980,494
Vitamin Shoppe, Inc.†(b)*	91,919	3,005,751
Walgreens Boots Alliance, Inc.†	37,078	3,157,377

		146,149,895

Semiconductors & Semiconductor Equipment — 10.7%
Advanced Energy Industries, Inc.†*	100,303	2,831,554
Ambarella, Inc. (Cayman Islands)(b)*	116,084	6,470,522
Amkor Technology, Inc.†(b)*	377,804	2,297,048
Analog Devices, Inc.†(a)(b)	214,178	11,848,327
Applied Materials, Inc.	3,370	62,918
Cabot Microelectronics Corp.†*	49,368	2,161,331
Integrated Device Technology, Inc.†(a)*	534,740	14,090,399
Intel Corp.†(a)	115,392	3,975,254
KLA-Tencor Corp.†(a)	166,841	11,570,423
Lam Research Corp.(a)(b)	216,906	17,226,675
Linear Technology Corp.(a)(b)	145,265	6,169,405
Maxim Integrated Products, Inc.(a)(b)	106,152	4,033,776
Microsemi Corp.*	35,326	1,151,274
MKS Instruments, Inc.†(b)	94,374	3,397,464
OmniVision Technologies, Inc.*	5,920	171,798
Photronics, Inc.(b)*	75,811	943,847
Teradyne, Inc.(a)(b)	524,983	10,851,399
Tessera Technologies, Inc.(a)	157,933	4,739,569
Texas Instruments, Inc.†(a)	175,883	9,640,147

		113,633,130

Software & Services — 14.1%
Accenture PLC, Class A (Ireland)†	57,103	5,967,264

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Activision Blizzard, Inc.†	149,974	$5,805,494
Amdocs, Ltd. (Channel Islands)†	102,250	5,579,782
Aspen Technology, Inc.†(b)*	176,730	6,673,325
Broadridge Financial Solutions, Inc.†	85,811	4,610,625
CA, Inc.†	123,870	3,537,727
CACI International, Inc., Class A*	211	19,577
CGI Group, Inc., Class A (Canada)(a)*	81,400	3,258,442
Citrix Systems, Inc.*	5,259	397,843
Computer Sciences Corp.†(b)	325,745	10,645,347
Convergys Corp.†	28,350	705,632
CoreLogic, Inc.(b)*	7,669	259,672
CSG Systems International, Inc.(b)	59,928	2,156,209
DST Systems, Inc.†	81,247	9,267,033
EarthLink Holdings Corp.†(b)	338,652	2,516,184
eBay, Inc.†*	40,593	1,115,496
Envestnet, Inc.*	468	13,970
Euronet Worldwide, Inc.†*	28,900	2,093,227
Fidelity National Information Services, Inc.	686	41,572
FleetCor Technologies, Inc.†*	33,249	4,752,280
International Business Machines Corp.†(a)	77,104	10,611,053
ManTech International Corp., Class A	7,729	233,725
MAXIMUS, Inc.†(a)	45,628	2,566,575
Mentor Graphics Corp.†	60,825	1,120,396
MicroStrategy, Inc., Class A†(b)*	37,040	6,640,902
NeuStar, Inc., Class A(b)*	54,311	1,301,835
NIC, Inc.†(b)	44,836	882,372
Nuance Communications, Inc.*	61,027	1,213,827
Oracle Corp.	53,179	1,942,629
Qualys, Inc.*	1,124	37,193
Sykes Enterprises, Inc.†*	62,414	1,921,103
Symantec Corp.(a)	8,313	174,573
TeleTech Holdings, Inc.	25,882	722,367
Teradata Corp.(b)*	234,870	6,205,265
TiVo, Inc.†(a)(b)*	321,350	2,773,250
Total System Services, Inc.	5,964	297,007
Travelport Worldwide Ltd. (Bermuda)	153,005	1,973,764
VASCO Data Security International, Inc.*	72,701	1,216,288
VeriSign, Inc.(b)*	173,493	15,156,349
VMware, Inc., Class A†*	87,358	4,941,842
Web.com Group, Inc.(a)(b)*	69,426	1,389,214
WebMD Health Corp.†*	60,232	2,909,206

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)(a)(b)	785,344	$14,065,511

		149,712,947

Technology Hardware & Equipment — 18.6%
Amphenol Corp., Class A(b)	10,007	522,666
Anixter International, Inc.†*	56,345	3,402,675
Apple, Inc.†	100,011	10,527,158
ARRIS Group, Inc.(b)*	79,845	2,440,862
AVX Corp.†	65,035	789,525
Belden, Inc.(b)	19,114	911,356
Benchmark Electronics, Inc.†(b)*	112,748	2,330,501
Brocade Communications Systems, Inc.†(a)(b)	1,455,087	13,357,699
Ciena Corp.†(b)*	372,161	7,700,011
Cisco Systems, Inc.†	347,993	9,449,750
CommScope Holding Co., Inc.†*	204,166	5,285,858
Corning, Inc.(b)	17,042	311,528
Cray, Inc.*	12,400	402,380
CSRA, Inc.†	146,858	4,405,740
Engility Holdings, Inc.(b)	16,837	546,866
F5 Networks, Inc.(a)*	68,367	6,628,864
FEI Co.†	5,937	473,713
HP, Inc.†(b)	612,288	7,249,490
Infinera Corp.(b)*	46,142	836,093
Ingram Micro, Inc., Class A†(a)	440,041	13,368,446
Insight Enterprises, Inc.†*	1,241	31,174
InterDigital, Inc.(a)(b)	110,048	5,396,754
InvenSense, Inc.†*	542,197	5,546,675
IPG Photonics Corp.†(a)(b)*	84,032	7,492,293
Ixia(a)*	126,742	1,575,403
Juniper Networks, Inc.†(a)(b)	427,679	11,803,940
Lumentum Holdings, Inc.*	9,403	207,054
Methode Electronics, Inc.†(b)	62,915	2,002,584
MTS Systems Corp.(b)	24,101	1,528,244
NCR Corp.(b)*	161,481	3,949,825
NetApp, Inc.	161,624	4,287,885
NETGEAR, Inc.†(a)(b)*	122,542	5,135,735
OSI Systems, Inc.†*	11,302	1,002,035
Plantronics, Inc.(a)	70,374	3,337,135
Polycom, Inc.(a)*	284,190	3,577,952
QUALCOMM, Inc.†	101,498	5,073,378
Seagate Technology PLC (Ireland)(b)	5,682	208,302
SYNNEX Corp.(a)(b)	82,862	7,451,780
TE Connectivity Ltd. (Switzerland)(a)	30,442	1,966,858
Tech Data Corp.†*	130,880	8,687,814

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ubiquiti Networks, Inc.(b)*	121,507	$3,850,557
Universal Display Corp.(a)(b)*	133,417	7,263,222
Vishay Intertechnology, Inc.(b)	271,515	3,271,756
Western Digital Corp.†(b)	200,349	12,030,957

		197,620,493

Telecommunication Services — 2.2%
BCE, Inc. (Canada)	103,924	4,013,545
CenturyLink, Inc.†(a)(b)	300,047	7,549,183
General Communication, Inc., Class A*	5,198	102,816
Shenandoah Telecommunications Co.†(b)	32,009	1,377,987
United States Cellular Corp.(b)*	8,637	352,476
Verizon Communications, Inc.†	224,087	10,357,301
Windstream Holdings, Inc.(b)	1	6

		23,753,314

Transportation — 8.9%
Alaska Air Group, Inc.(a)	15,119	1,217,231
Allegiant Travel Co.†(b)	13,933	2,338,375
American Airlines Group, Inc.†(a)	119,515	5,061,460
ArcBest Corp.†	86,783	1,856,288
CH Robinson Worldwide, Inc.†(b)	49,172	3,049,647
Delta Air Lines, Inc.†	368,828	18,695,891
Expeditors International of Washington, Inc.†(a)(b)	110,428	4,980,303
Hawaiian Holdings, Inc.†(a)(b)*	352,204	12,443,367
Heartland Express, Inc.†(b)	178,122	3,031,636
Hub Group, Inc., Class A(a)(b)*	92,927	3,061,945
JetBlue Airways Corp.(a)(b)*	350,385	7,936,220
Kirby Corp.*	7,403	389,546
Landstar System, Inc.(a)(b)	148,178	8,690,640
Saia, Inc.(b)*	189	4,205
Southwest Airlines Co.†	246,008	10,593,105
Union Pacific Corp.†	11,485	898,127
United Continental Holdings, Inc.†*	166,282	9,527,959
Wesco Aircraft Holdings, Inc.(b)*	100,389	1,201,656

		94,977,601

TOTAL COMMON STOCKS (Cost $1,797,524,514)		1,848,296,610

TOTAL LONG POSITIONS - 173.9%		1,848,296,610

(Cost $1,797,524,514)**

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (74.2)%
COMMON STOCKS — (74.2)%
Automobiles & Components — (0.9)%
BorgWarner, Inc.	(21,493)	$(929,142)
Drew Industries, Inc.	(42,293)	(2,575,221)
Federal-Mogul Holdings Corp.*	(81,567)	(558,734)
Tesla Motors, Inc.*	(21,865)	(5,247,819)

		(9,310,916)

Capital Goods — (5.7)%
AAON, Inc.	(24,671)	(572,861)
AAR Corp.	(42,806)	(1,125,370)
Aceto Corp.	(41,097)	(1,108,797)
Albany International Corp., Class A	(6,350)	(232,092)
Allegion PLC (Ireland)	(9,962)	(656,695)
AMETEK, Inc.	(8,740)	(468,377)
Astec Industries, Inc.	(13,317)	(542,002)
Astronics Corp.*	(3,631)	(147,818)
Babcock & Wilcox Enterprises, Inc.*	(1,434)	(29,928)
Beacon Roofing Supply, Inc.*	(77)	(3,171)
Builders FirstSource, Inc.*	(381,376)	(4,225,646)
CAE, Inc. (Canada)	(562)	(6,233)
Danaher Corp.	(67,137)	(6,235,685)
Deere & Co.	(19,746)	(1,506,027)
Donaldson Co., Inc.	(7,826)	(224,293)
Dycom Industries, Inc.*	(16,153)	(1,130,064)
EnPro Industries, Inc.	(42,370)	(1,857,501)
Generac Holdings, Inc.*	(114,002)	(3,393,840)
Granite Construction, Inc.	(13,155)	(564,481)
Hexcel Corp.	(94,988)	(4,412,193)
Hyster -Yale Materials Handling, Inc.	(20,230)	(1,061,064)
Keysight Technologies, Inc.*	(23,286)	(659,692)
Lindsay Corp.	(2,182)	(157,977)
Manitowoc Co., Inc. (The)	(67,423)	(1,034,943)
Middleby Corp. (The)*	(34,241)	(3,693,577)
Milacron Holdings Corp.*	(50,455)	(631,192)
Precision Castparts Corp.	(10,369)	(2,405,712)
Primoris Services Corp.	(79,992)	(1,762,224)
Proto Labs, Inc.*	(2,447)	(155,849)
Raven Industries, Inc.	(22,224)	(346,694)
RBC Bearings, Inc.*	(40,481)	(2,614,668)
Regal Beloit Corp.	(754)	(44,124)
Roper Technologies, Inc.	(4,530)	(859,749)
Rush Enterprises, Inc., Class A*	(68,833)	(1,506,754)
Snap-on, Inc.	(4,015)	(688,291)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(148,139)	$(1,743,596)
Textainer Group Holdings Ltd. (Bermuda)	(150,981)	(2,130,342)
Textron, Inc.	(7,600)	(319,276)
Timken Co.	(5,269)	(150,641)
Triumph Group, Inc.	(87,383)	(3,473,474)
Tutor Perini Corp.*	(98,766)	(1,653,343)
Woodward, Inc.	(104,586)	(5,193,741)

		(60,729,997)

Commercial & Professional Services — (2.4)%
ADT Corp. (The)	(53,287)	(1,757,405)
Advisory Board Co. (The)*	(21,672)	(1,075,148)
Copart, Inc.*	(26,251)	(997,800)
Covanta Holding Corp.	(328,200)	(5,083,818)
Equifax, Inc.	(12,155)	(1,353,702)
Exponent, Inc.	(19,724)	(985,214)
G&K Services, Inc., Class A	(27,547)	(1,732,706)
Healthcare Services Group, Inc.	(37,366)	(1,302,952)
MSA Safety, Inc.	(3,097)	(134,627)
On Assignment, Inc.*	(27,638)	(1,242,328)
Republic Services, Inc.	(2,447)	(107,644)
Rollins, Inc.	(140)	(3,626)
Stantec, Inc. (Canada)	(5,176)	(128,313)
Steelcase, Inc., Class A	(16,004)	(238,460)
TriNet Group, Inc.*	(152,602)	(2,952,849)
Verisk Analytics, Inc.*	(57,858)	(4,448,123)
WageWorks, Inc.*	(54,215)	(2,459,735)

		(26,004,450)

Consumer Durables & Apparel — (8.2)%
CalAtlantic Group, Inc.	(146,742)	(5,564,457)
Coach, Inc.	(202,101)	(6,614,766)
Columbia Sportswear Co.	(73,003)	(3,559,626)
Deckers Outdoor Corp.*	(125,742)	(5,935,022)
Fossil Group, Inc.*	(15,410)	(563,390)
G-III Apparel Group Ltd.*	(78,877)	(3,491,096)
Gildan Activewear, Inc. (Canada)	(38,183)	(1,085,161)
Harman International Industries, Inc.	(44,534)	(4,195,548)
Hasbro, Inc.	(82,387)	(5,549,588)
Helen of Troy Ltd. (Bermuda)*	(10,021)	(944,479)
iRobot Corp.*	(90,532)	(3,204,833)
Jarden Corp.*	(129,202)	(7,380,018)
KB Home	(3,423)	(42,206)
La-Z-Boy, Inc.	(57,098)	(1,394,333)
Libbey, Inc.	(5,162)	(110,054)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.*	(118,053)	$(6,194,241)
Mattel, Inc.	(236,838)	(6,434,888)
MDC Holdings, Inc.	(44,484)	(1,135,677)
Mohawk Industries, Inc.*	(6,109)	(1,156,983)
Newell Rubbermaid, Inc.	(12,735)	(561,359)
NIKE, Inc., Class B	(10,089)	(630,562)
NVR Inc.*	(13)	(21,359)
PulteGroup, Inc.	(348,262)	(6,206,029)
Toll Brothers, Inc.*	(53,400)	(1,778,220)
Under Armour, Inc., Class A*	(68,175)	(5,495,587)
VF Corp.	(93,175)	(5,800,144)
William Lyon Homes, Class A*	(106,050)	(1,749,825)

		(86,799,451)

Consumer Services — (5.4)%
2U, Inc.*	(218,504)	(6,113,742)
Bright Horizons Family Solutions, Inc.*	(11,549)	(771,473)
Buffalo Wild Wings, Inc.*	(32,933)	(5,257,753)
ClubCorp Holdings, Inc.	(157,706)	(2,881,289)
DeVry Education Group, Inc.	(34,187)	(865,273)
Domino’s Pizza, Inc.	(10,236)	(1,138,755)
Fiesta Restaurant Group, Inc.*	(62,761)	(2,108,770)
Grand Canyon Education, Inc.*	(96,481)	(3,870,818)
Houghton Mifflin Harcourt Co.*	(251,196)	(5,471,049)
International Speedway Corp., Class A	(43,965)	(1,482,500)
Jack in (The) Box, Inc.	(4,457)	(341,896)
LifeLock, Inc.*	(27,792)	(398,815)
MGM Resorts International*	(169,563)	(3,852,471)
Panera Bread Co., Class A*	(11,725)	(2,283,796)
Penn National Gaming, Inc.*	(217,438)	(3,483,357)
Planet Fitness, Inc., Class A*	(11,661)	(182,261)
Red Robin Gourmet Burgers, Inc.*	(64,162)	(3,961,362)
Royal Caribbean Cruises, Ltd. (Liberia)	(10,393)	(1,051,876)
Sabre Corp.	(9,861)	(275,812)
Texas Roadhouse, Inc.	(86,113)	(3,080,262)
Transunion*	(4,612)	(127,153)
Vail Resorts, Inc.	(20,879)	(2,672,303)
Wendy’s Co. (The)	(78,064)	(840,749)
Wynn Resorts Ltd.	(72,245)	(4,998,632)

		(57,512,167)

Food & Staples Retailing — (1.3)%
Costco Wholesale Corp.	(28,528)	(4,607,272)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
CVS Health Corp.	(40,894)	$(3,998,206)
Kroger Co. (The)	(78,274)	(3,274,201)
Performance Food Group Co.*	(1,321)	(30,568)
Smart & Final Stores, Inc.*	(57,007)	(1,038,097)
Whole Foods Market, Inc.	(33,942)	(1,137,057)

		(14,085,401)

Food, Beverage & Tobacco — (2.1)%
Amplify Snack Brands, Inc.*	(33,232)	(382,833)
Brown-Forman Corp., Class B	(2,802)	(278,183)
Bunge Ltd. (Bermuda)	(58,994)	(4,028,110)
Calavo Growers, Inc.	(8,220)	(402,780)
Coca-Cola Bottling Co. Consolidated	(15,654)	(2,857,012)
Constellation Brands, Inc., Class A	(492)	(70,080)
Diamond Foods, Inc.*	(115,328)	(4,445,894)
Lancaster Colony Corp.	(127)	(14,663)
McCormick & Co., Inc.	(20,089)	(1,718,815)
Mondelez International, Inc., Class A	(31,803)	(1,426,047)
National Beverage Corp.*	(8,537)	(387,921)
Pinnacle Foods, Inc.	(55,032)	(2,336,659)
Post Holdings, Inc.*	(5,960)	(367,732)
Tootsie Roll Industries, Inc.	(6,382)	(201,607)
WhiteWave Foods Co., (The)*	(92,669)	(3,605,751)

		(22,524,087)

Health Care Equipment & Services — (7.0)%
Abiomed, Inc.*	(25,793)	(2,328,592)
Acadia Healthcare Co., Inc.*	(11,466)	(716,166)
Air Methods Corp*	(12,827)	(537,836)
Alere, Inc.*	(10,641)	(415,957)
Align Technology, Inc.*	(26,085)	(1,717,697)
AmerisourceBergen Corp.	(21,056)	(2,183,718)
athenahealth, Inc.*	(3,846)	(619,091)
Bio-Techne Corp.	(54,278)	(4,885,020)
Boston Scientific Corp.*	(15,581)	(287,314)
Cantel Medical Corp.	(14,257)	(885,930)
Capital Senior Living Corp.*	(18,540)	(386,744)
Cerner Corp.*	(57,098)	(3,435,587)
CONMED Corp.	(31,778)	(1,399,821)
CorVel Corp.*	(311)	(13,659)
Cynosure, Inc., Class A*	(26,106)	(1,166,155)
DexCom, Inc.*	(28,345)	(2,321,456)
Endologix, Inc.*	(236,799)	(2,344,310)
Ensign Group, Inc. (The)	(110,565)	(2,502,086)
ExamWorks Group, Inc.*	(11,762)	(312,869)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Globus Medical, Inc., Class A*	(19,530)	$(543,325)
Greatbatch, Inc.*	(34,344)	(1,803,060)
Haemonetics Corp.*	(3,744)	(120,707)
Henry Schein, Inc.*	(28,581)	(4,521,228)
Hill-Rom Holdings, Inc.	(73,191)	(3,517,559)
Intuitive Surgical, Inc.*	(539)	(294,380)
K2M Group Holdings, Inc.*	(12,312)	(243,039)
LDR Holding Corp.*	(12,765)	(320,529)
LivaNova PLC (United Kingdom)*	(3,504)	(208,032)
Masimo Corp.*	(3,214)	(133,413)
MedAssets, Inc.*	(16,089)	(497,794)
Medidata Solutions, Inc.*	(49,534)	(2,441,531)
Merit Medical Systems, Inc.*	(2,637)	(49,022)
Natus Medical, Inc.*	(40,439)	(1,943,094)
Neogen Corp.*	(22,873)	(1,292,782)
Novadaq Technologies, Inc. (Canada)*	(46,930)	(597,888)
Omnicell, Inc.*	(80,476)	(2,501,194)
Owens & Minor, Inc.	(28,000)	(1,007,440)
Patterson Cos, Inc.	(134,372)	(6,074,958)
Providence Service Corp. (The)*	(6,724)	(315,490)
Quality Systems, Inc.	(52,645)	(848,637)
Select Medical Holdings Corp.	(325,157)	(3,872,620)
Spectranetics Corp. (The)*	(73,705)	(1,109,997)
Surgical Care Affiliates, Inc.*	(2,746)	(109,318)
Veeva Systems, Inc., Class A*	(28,648)	(826,495)
Wright Medical Group NV (Netherlands)*	(137,651)	(3,328,400)
Zeltiq Aesthetics, Inc.*	(109,008)	(3,109,998)
Zimmer Biomet Holdings, Inc.	(40,542)	(4,159,204)

		(74,251,142)

Household & Personal Products — (0.5)%
Estee Lauder Cos, Inc., Class A (The)	(36,734)	(3,234,796)
Inter Parfums, Inc.	(16,264)	(387,408)
Revlon, Inc., Class A*	(10,071)	(280,377)
Spectrum Brands Holdings, Inc.	(10,717)	(1,090,991)

		(4,993,572)

Media — (2.0)%
Cablevision Systems Corp., Class A	(66,676)	(2,126,964)
CBS Corp., Class B	(24,715)	(1,164,818)
EW Scripps Co. (The), Class A	(78,523)	(1,491,937)
Gray Television, Inc.*	(4,228)	(68,916)
Live Nation Entertainment, Inc.*	(195,803)	(4,810,880)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Media General, Inc.*	(39,775)	$(642,366)
National CineMedia, Inc.	(17,009)	(267,211)
New Media Investment Group, Inc.	(10,847)	(211,083)
Rentrak Corp.*	(51,265)	(2,436,625)
Scholastic Corp.	(54,081)	(2,085,363)
Scripps Networks Interactive, Inc., Class A	(4,873)	(269,038)
Thomson Reuters Corp. (Canada)	(1,503)	(56,889)
Time Warner Cable, Inc.	(10,575)	(1,962,614)
Time, Inc.	(212,498)	(3,329,844)

		(20,924,548)

Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
Acorda Therapeutics, Inc.*	(9,590)	(410,260)
Agios Pharmaceuticals, Inc.*	(20,171)	(1,309,501)
Albany Molecular Research, Inc.*	(90,966)	(1,805,675)
Alexion Pharmaceuticals, Inc.*	(7,196)	(1,372,637)
ARIAD Pharmaceuticals, Inc.*	(127,558)	(797,238)
Bluebird Bio, Inc.*	(9,275)	(595,640)
Bristol-Myers Squibb Co.	(2,055)	(141,363)
Bruker Corp.*	(90,021)	(2,184,810)
Celgene Corp.*	(408)	(48,862)
Cempra, Inc.*	(29,554)	(920,016)
Charles River Laboratories International, Inc.*	(6,376)	(512,567)
Clovis Oncology, Inc.*	(3,998)	(139,930)
Depomed, Inc.*	(7,505)	(136,066)
Dermira, Inc.*	(9,916)	(343,193)
Diplomat Pharmacy, Inc.*	(43,445)	(1,486,688)
Dynavax Technologies Corp.*	(11,966)	(289,099)
Eagle Pharmaceuticals, Inc.*	(10,273)	(910,907)
Eli Lilly & Co.	(1,312)	(110,549)
Endo International PLC (Ireland)*	(45,192)	(2,766,654)
Epizyme, Inc.*	(23,774)	(380,859)
Five Prime Therapeutics, Inc.*	(7,395)	(306,892)
Foundation Medicine, Inc.*	(583)	(12,278)
Heron Therapeutics, Inc.*	(7,019)	(187,407)
Illumina, Inc.*	(30,612)	(5,875,820)
ImmunoGen, Inc.*	(44,191)	(599,672)
Insmed, Inc.*	(22,610)	(410,372)
Intra-Cellular Therapies, Inc.*	(7,303)	(392,828)
MacroGenics, Inc.*	(14,336)	(443,986)
Medicines Co. (The)*	(50,623)	(1,890,263)
Mettler-Toledo International, Inc.*	(2,128)	(721,669)
MiMedx Group, Inc.*	(24,990)	(234,156)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	(111,686)	$(1,881,909)
Nevro Corp.*	(55,314)	(3,734,248)
Pacific Biosciences of California, Inc.*	(142,351)	(1,869,069)
Pacira Pharmaceuticals, Inc.*	(4,193)	(321,980)
PerkinElmer, Inc.	(8,747)	(468,577)
PTC Therapeutics, Inc.*	(22,904)	(742,090)
Puma Biotechnology, Inc.*	(5,535)	(433,944)
Sage Therapeutics, Inc.*	(891)	(51,945)
Sarepta Therapeutics, Inc.*	(537)	(20,717)
Seattle Genetics, Inc.*	(11,793)	(529,270)
Spark Therapeutics, Inc.*	(468)	(21,205)
TESARO, Inc.*	(5,137)	(268,768)
TherapeuticsMD, Inc.*	(148,421)	(1,539,126)
Thermo Fisher Scientific, Inc.	(8,560)	(1,214,236)

		(40,834,941)

Retailing — (9.2)%
Amazon.com, Inc.*	(2,080)	(1,405,851)
Ascena Retail Group, Inc.*	(416,728)	(4,104,771)
AutoNation, Inc.*	(14,655)	(874,317)
Burlington Stores, Inc.*	(7,553)	(324,024)
CarMax, Inc.*	(58,336)	(3,148,394)
Core-Mark Holding Co., Inc.	(35,444)	(2,904,281)
Dick’s Sporting Goods, Inc.	(30,994)	(1,095,638)
Dillard’s, Inc., Class A	(31,680)	(2,081,693)
Dollar General Corp.	(4,950)	(355,756)
Dollar Tree, Inc.*	(89,619)	(6,920,379)
Expedia, Inc.	(19,495)	(2,423,228)
Express, Inc.*	(84,709)	(1,463,772)
Finish Line, Inc. (The), Class A	(12,727)	(230,104)
Five Below, Inc.*	(121,231)	(3,891,515)
Genesco, Inc.*	(61,505)	(3,495,329)
Groupon, Inc.*	(1,958,279)	(6,011,917)
JC Penney Co., Inc.*	(847,699)	(5,645,675)
Kohl’s Corp.	(82,646)	(3,936,429)
L Brands, Inc.	(52,226)	(5,004,295)
Liberty Interactive Corp., Class A*	(786)	(21,474)
Macy’s, Inc.	(28,371)	(992,418)
Michaels Cos, Inc. (The)*	(50,196)	(1,109,834)
Murphy USA, Inc.*	(34,931)	(2,121,709)
Netflix, Inc.*	(50,042)	(5,723,804)
Nordstrom, Inc.	(52,576)	(2,618,811)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*	(74,678)	$(1,270,273)
Party City Holdco, Inc.*	(141,435)	(1,825,926)
Penske Automotive Group, Inc.	(6,835)	(289,394)
Restoration Hardware Holdings, Inc.*	(35,935)	(2,855,036)
Ross Stores, Inc.	(19,308)	(1,038,963)
Shutterfly, Inc.*	(136,088)	(6,064,081)
Sonic Automotive, Inc., Class A	(84,805)	(1,930,162)
TripAdvisor, Inc.*	(62,258)	(5,307,494)
Ulta Salon Cosmetics & Fragrance, Inc.*	(26,392)	(4,882,520)
Vista Outdoor, Inc.*	(99,939)	(4,448,285)

		(97,817,552)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(783,486)	(2,248,605)
Atmel Corp.	(399,824)	(3,442,485)
Cavium, Inc.*	(11,281)	(741,274)
Cirrus Logic, Inc.*	(94,485)	(2,790,142)
Cree, Inc.*	(105,889)	(2,824,060)
Cypress Semiconductor Corp.	(43,469)	(426,431)
Diodes, Inc.*	(69,957)	(1,607,612)
Fairchild Semiconductor International, Inc.*	(164,745)	(3,411,869)
M/A-COM Technology Solutions Holdings, Inc.*	(44,233)	(1,808,687)
Marvell Technology Group Ltd. (Bermuda)	(412,715)	(3,640,146)
Microchip Technology, Inc.	(82,346)	(3,832,383)
Micron Technology, Inc.*	(272,347)	(3,856,434)
PMC-Sierra, Inc.*	(129,624)	(1,506,231)
Semtech Corp.*	(10,305)	(194,971)
Silicon Laboratories, Inc.*	(33,891)	(1,645,069)
SunEdison, Inc.*	(714,942)	(3,639,055)
Synaptics, Inc.*	(21,649)	(1,739,281)
Viavi Solutions, Inc.*	(62,146)	(378,469)

		(39,733,204)

Software & Services — (7.5)%
Acxiom Corp.*	(121,171)	(2,534,897)
Alliance Data Systems Corp.*	(16,973)	(4,694,223)
Autodesk, Inc.*	(60,550)	(3,689,312)
Automatic Data Processing, Inc.	(39,329)	(3,331,953)
Barracuda Networks, Inc.*	(101,828)	(1,902,147)
Black Knight Financial Services, Inc., Class A*	(54,407)	(1,798,695)
Blackbaud, Inc.	(23,368)	(1,539,016)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Booz Allen Hamilton Holding Corp.	(37,239)	$(1,148,823)
Bottomline Technologies de, Inc.*	(62,102)	(1,846,292)
Box, Inc., Class A*	(36,689)	(512,178)
BroadSoft, Inc.*	(75,393)	(2,665,896)
Cardtronics, Inc.*	(37,550)	(1,263,558)
Cimpress N.V. (Netherlands)*	(4,465)	(362,290)
CommVault Systems, Inc.*	(58,817)	(2,314,449)
CoStar Group, Inc.*	(12,540)	(2,591,893)
Demandware, Inc.*	(29,188)	(1,575,276)
Descartes Systems Group, Inc. (The) (Canada)*	(5,558)	(111,605)
Electronic Arts, Inc.*	(1,805)	(124,040)
Evolent Health, Inc., Class A*	(54,277)	(657,294)
Facebook, Inc., Class A*	(9,960)	(1,042,414)
FireEye, Inc.*	(43,718)	(906,711)
Gartner, Inc.*	(16,654)	(1,510,518)
Global Eagle Entertainment, Inc.*	(90,949)	(897,667)
Global Payments, Inc.	(29,423)	(1,898,078)
Guidewire Software, Inc.*	(25,095)	(1,509,715)
Heartland Payment Systems, Inc.	(23,861)	(2,262,500)
Hortonworks, Inc.*	(845)	(18,506)
HubSpot, Inc.*	(21,276)	(1,198,052)
Inovalon Holdings, Inc., Class A*	(40,495)	(688,415)
Interactive Intelligence Group, Inc.*	(7,430)	(233,451)
Intuit, Inc.	(1,638)	(158,067)
j2 Global, Inc.	(328)	(27,001)
Marketo, Inc.*	(7,111)	(204,157)
NetScout Systems, Inc.*	(50,199)	(1,541,109)
NetSuite, Inc.*	(22,887)	(1,936,698)
New Relic, Inc.*	(17,524)	(638,399)
Pandora Media, Inc.*	(104,536)	(1,401,828)
Paychex, Inc.	(13,842)	(732,103)
Press Ganey Holdings, Inc.*	(31,741)	(1,001,429)
Progress Software Corp.*	(42,961)	(1,031,064)
PROS Holdings, Inc.*	(70,151)	(1,616,279)
Qlik Technologies, Inc.*	(829)	(26,246)
Red Hat, Inc.*	(694)	(57,470)
Rovi Corp.*	(48,816)	(813,275)
Science Applications International Corp.	(36,487)	(1,670,375)
SolarWinds, Inc.*	(25,699)	(1,513,671)
Solera Holdings, Inc.	(5,438)	(298,166)
Splunk, Inc.*	(35,004)	(2,058,585)
SS&C Technologies Holdings, Inc.	(44,158)	(3,014,667)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Take-Two Interactive Software, Inc.*	(78,981)	$(2,751,698)
Twitter, Inc.*	(17,905)	(414,322)
Tyler Technologies, Inc.*	(9,054)	(1,578,293)
Ultimate Software Group, Inc. (The)*	(14,892)	(2,911,535)
VeriFone Systems, Inc.*	(13,121)	(367,650)
Virtusa Corp.*	(12,285)	(507,862)
Workday, Inc., Class A*	(7,623)	(607,401)
Xerox Corp.	(175,844)	(1,869,222)
Yelp, Inc.*	(62,410)	(1,797,408)
Zendesk, Inc.*	(14,560)	(384,966)

		(79,760,810)

Technology Hardware & Equipment — (8.3)%
3D Systems Corp.*	(634,417)	(5,513,084)
ADTRAN, Inc.	(34,822)	(599,635)
Arrow Electronics, Inc.*	(30,308)	(1,642,087)
Badger Meter, Inc.	(22,320)	(1,307,729)
BlackBerry Ltd. (Canada)*	(278,069)	(2,580,480)
Celestica, Inc. (Canada)*	(27,312)	(301,251)
Cognex Corp.	(12,317)	(415,945)
Diebold, Inc.	(169,089)	(5,087,888)
Dolby Laboratories, Inc., Class A	(97,998)	(3,297,633)
Electronics For Imaging, Inc.*	(96,056)	(4,489,657)
Finisar Corp.*	(220,075)	(3,199,890)
FLIR Systems, Inc.	(15,473)	(434,327)
Harris Corp.	(80,676)	(7,010,744)
Itron, Inc.*	(102,771)	(3,718,255)
Jabil Circuit, Inc.	(175,661)	(4,091,145)
Knowles Corp.*	(386,487)	(5,151,872)
Mitel Networks Corp. (Canada)*	(133,569)	(1,027,146)
National Instruments Corp.	(4,953)	(142,102)
Nimble Storage, Inc.*	(303,955)	(2,796,386)
Plexus Corp.*	(6,927)	(241,891)
Pure Storage, Inc., Class A*	(22,268)	(346,713)
QLogic Corp.*	(21,456)	(261,763)
Rogers Corp.*	(26,043)	(1,343,037)
Ruckus Wireless, Inc.*	(455,195)	(4,875,138)
SanDisk Corp.	(81,733)	(6,210,891)
Sanmina Corp.*	(46,908)	(965,367)
ScanSource, Inc.*	(30,224)	(973,817)
Sierra Wireless, Inc. (Canada)*	(74,280)	(1,169,167)
Stratasys Ltd. (Israel)*	(245,950)	(5,774,906)
Super Micro Computer, Inc.*	(177,150)	(4,341,946)
ViaSat, Inc.*	(57,171)	(3,488,003)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zayo Group Holdings, Inc.*	(86,754)	$(2,306,789)
Zebra Technologies Corp., Class A*	(42,722)	(2,975,587)

		(88,082,271)

Telecommunication Services — (2.6)%
8x8, Inc.*	(208,813)	(2,390,909)
Arista Networks, Inc.*	(48,101)	(3,744,182)
AT&T, Inc.	(185,812)	(6,393,791)
Cogent Communications Holdings, Inc.	(71,354)	(2,475,270)
Consolidated Communications Holdings, Inc.	(21,687)	(454,343)
Globalstar, Inc.*	(395,427)	(569,415)
Iridium Communications, Inc.*	(252,875)	(2,126,679)
Level 3 Communications, Inc.*	(52,503)	(2,854,063)
RingCentral, Inc., Class A*	(20,244)	(477,354)
SBA Communications Corp., Class A*	(492)	(51,694)
Sprint Corp.*	(140,711)	(509,374)
T-Mobile US, Inc.*	(96,538)	(3,776,567)
Vonage Holdings Corp.*	(270,041)	(1,550,035)

		(27,373,676)

Transportation — (3.6)%
Echo Global Logistics, Inc.*	(31,444)	(641,143)
FedEx Corp.	(6,706)	(999,127)
Forward Air Corp.	(9,231)	(397,025)
Knight Transportation, Inc.	(127,283)	(3,084,067)
Matson, Inc.	(65,577)	(2,795,547)
Norfolk Southern Corp.	(51,707)	(4,373,895)
Ryder System, Inc.	(82,577)	(4,692,851)
SkyWest, Inc.	(192,322)	(3,657,964)
Spirit Airlines, Inc.*	(138,619)	(5,523,967)
Swift Transportation Co.*	(318,596)	(4,402,997)
Virgin America, Inc.*	(91,208)	(3,284,400)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	(71,010)	$(1,660,924)
XPO Logistics, Inc.*	(91,761)	(2,500,486)

		(38,014,393)

TOTAL COMMON STOCK (Proceeds $847,823,185)		(788,752,578)

TOTAL SECURITES SOLD SHORT - (74.2)%		(788,752,578)

(Proceeds $847,823,185)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		3,590,937

NET ASSETS - 100.0%		$1,063,134,969

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $363,722,015.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,797,524,514

Gross unrealized appreciation	$159,420,263
Gross unrealized depreciation	(108,648,167)

Net unrealized appreciation	$50,772,096

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 183.8%
COMMON STOCKS — 183.8%
Automobiles & Components — 7.0%
Ford Motor Co.†(a)	12,951	$182,480
General Motors Co.†(b)	3,689	125,463
Goodyear Tire & Rubber Co. (The)†(a)	1,380	45,085
Harley-Davidson, Inc.†	12	545
Johnson Controls, Inc.†(a)(b)	2,766	109,229

		462,802

Banks — 10.3%
Bank of America Corp.†(a)	10,368	174,493
Citigroup, Inc.†(a)	4,390	227,183
Comerica, Inc.(b)	11	460
Fifth Third Bancorp†	51	1,025
Huntington Bancshares, Inc.	36	398
JPMorgan Chase & Co.†	978	64,577
KeyCorp.	53	699
M&T Bank Corp.	8	969
PNC Financial Services Group, Inc. (The)†	32	3,050
Regions Financial Corp.†(a)	6,591	63,274
SunTrust Banks, Inc.†(a)	2,409	103,202
US Bancorp†	111	4,736
Wells Fargo & Co.†	634	34,464

		678,530

Capital Goods — 21.2%
3M Co.	19	2,862
Allegion PLC (Ireland)	2	132
AMETEK, Inc.(b)	5	268
Boeing Co. (The)†(a)(b)	1,051	151,964
Caterpillar, Inc.†(b)	2,041	138,706
Cummins, Inc.†(b)	907	79,825
Dover Corp.†(b)	810	49,661
Eaton Corp. PLC (Ireland)(a)	1,211	63,020
Emerson Electric Co.†	3,396	162,431
Fastenal Co.(b)	18	735
Flowserve Corp.(b)	3	126
Fluor Corp.†	765	36,123
General Dynamics Corp.†	134	18,406
Honeywell International, Inc.†(a)	913	94,559
Illinois Tool Works, Inc.(b)	1,071	99,260
Ingersoll-Rand PLC (Ireland)	16	885
Jacobs Engineering Group, Inc.(b)*	629	26,387
L-3 Communications Holdings, Inc.†	314	37,526
Lockheed Martin Corp.†	19	4,126

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.(b)	1,694	$47,940
Northrop Grumman Corp.†	12	2,266
PACCAR, Inc.(b)	1,806	85,604
Parker-Hannifin Corp.†	487	47,229
Precision Castparts Corp.†	108	25,057
Quanta Services, Inc.(b)*	10	202
Raytheon Co.(a)	317	39,476
Rockwell Automation, Inc.†	701	71,930
Rockwell Collins, Inc.(b)	482	44,489
Snap-on, Inc.†	4	686
Stanley Black & Decker, Inc.(b)	9	961
WW Grainger, Inc.(a)(b)	320	64,829
Xylem, Inc.	8	292

		1,397,963

Commercial & Professional Services — 0.9%
Cintas Corp.	6	546
Dun & Bradstreet Corp. (The)	2	208
Nielsen Holdings PLC (United Kingdom)	9	419
Pitney Bowes, Inc.†(b)	1,046	21,600
Republic Services, Inc.	14	616
Robert Half International, Inc.†	677	31,914
Waste Management, Inc.†	28	1,494

		56,797

Consumer Durables & Apparel — 1.6%
DR Horton, Inc.†	1,882	60,280
Fossil Group, Inc.(b)*	1	37
Garmin Ltd. (Switzerland)(b)	977	36,315
Hanesbrands, Inc.	14	412
Leggett & Platt, Inc.	118	4,958
Michael Kors Holdings Ltd. (British Virgin Islands)†*	21	841
Newell Rubbermaid, Inc.	1	44
PVH Corp.	4	295
Whirlpool Corp.	3	441

		103,623

Consumer Services — 0.8%
Marriott International, Inc., Class A	3	201
McDonald’s Corp.†	58	6,852
Starwood Hotels & Resorts Worldwide, Inc.	7	485
Wyndham Worldwide Corp.†(b)	596	43,299

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	1	$73

		50,910

Diversified Financials — 16.0%
Affiliated Managers Group, Inc.(b)*	3	479
American Express Co.†(b)	1,169	81,304
Ameriprise Financial, Inc.†	12	1,277
Bank of New York Mellon Corp. (The)	21	866
BlackRock, Inc.†(a)	367	124,971
Capital One Financial Corp.†(a)(b)	2,520	181,894
CME Group, Inc.	21	1,903
Discover Financial Services†(a)	2,313	124,023
Franklin Resources, Inc.†(a)	3,221	118,597
Invesco, Ltd. (Bermuda)(a)	27	904
Legg Mason, Inc.†(a)	588	23,067
McGraw Hill Financial, Inc.†	15	1,479
Moody’s Corp.(b)	13	1,304
Morgan Stanley†(a)	3,188	101,410
NASDAQ, Inc. (The)†	749	43,569
Navient Corp.†(a)(b)	1,848	21,160
Synchrony Financial(a)*	4,257	129,455
T Rowe Price Group, Inc.†(b)	1,356	96,940

		1,054,602

Energy — 13.9%
Baker Hughes, Inc.†	2,227	102,776
Cameron International Corp.†(a)*	975	61,620
FMC Technologies, Inc.(a)*	1,165	33,797
Helmerich & Payne, Inc.(b)	551	29,506
Marathon Petroleum Corp.(a)	2,726	141,316
National Oilwell Varco, Inc.†(b)	1,926	64,502
Phillips 66†(a)(b)	1,568	128,262
Schlumberger Ltd. (Curacao)†(a)(b)	1,573	109,717
Tesoro Corp.(a)(b)	621	65,435
Transocean Ltd. (Switzerland)(b)	3	37
Valero Energy Corp.†	2,555	180,664

		917,632

Food & Staples Retailing — 2.7%
Wal-Mart Stores, Inc.†(a)	2,941	180,283

Food, Beverage & Tobacco — 9.2%
Altria Group, Inc.†(a)	1,579	91,914
Archer-Daniels-Midland Co.(a)	3,062	112,314
Coca-Cola Enterprises, Inc.(a)	1,159	57,069
ConAgra Foods, Inc.	27	1,138
Dr Pepper Snapple Group, Inc.†(a)(b)	894	83,321

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.	791	$45,609
Hershey Co. (The)	6	536
Hormel Foods Corp.†(b)	15	1,186
Kellogg Co.†	14	1,012
Keurig Green Mountain, Inc.(b)	772	69,465
PepsiCo, Inc.†	51	5,096
Philip Morris International, Inc.	98	8,615
Reynolds American, Inc.†	704	32,504
Tyson Foods, Inc., Class A†(b)	1,884	100,474

		610,253

Health Care Equipment & Services — 10.1%
Aetna, Inc.†	1,014	109,634
Anthem, Inc.†(b)	950	132,468
Cardinal Health, Inc.†(a)(b)	373	33,298
Cigna Corp.†	698	102,138
CR Bard, Inc.	4	758
DaVita HealthCare Partners, Inc.*	14	976
DENTSPLY International, Inc.	3	183
Express Scripts Holding Co.†(a)*	1,338	116,955
HCA Holdings, Inc.*	26	1,758
Humana, Inc.†(b)	163	29,097
McKesson Corp.†	203	40,038
Quest Diagnostics, Inc.†(a)(b)	723	51,434
St Jude Medical, Inc.(b)	420	25,943
Stryker Corp.	6	558
UnitedHealth Group, Inc.†	210	24,704
Universal Health Services, Inc., Class B	5	597

		670,539

Household & Personal Products — 0.3%
Kimberly-Clark Corp.(a)	23	2,928
Procter & Gamble Co. (The)(a)	173	13,738

		16,666

Insurance — 6.9%
Aflac, Inc.†(b)	1,652	98,955
Allstate Corp. (The)†	25	1,552
American International Group, Inc.†	290	17,971
Aon PLC (United Kingdom)	17	1,568
Assurant, Inc.†	2	161
Chubb Corp. (The)	12	1,592
Cincinnati Financial Corp.	5	296
Hartford Financial Services Group, Inc. (The)	1	43

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Lincoln National Corp.†	15	$754
Marsh & McLennan Cos., Inc.	33	1,830
MetLife, Inc.†	262	12,631
Principal Financial Group, Inc.	3	135
Progressive Corp. (The)(b)	30	954
Prudential Financial, Inc.†(b)	2,295	186,836
Torchmark Corp.	7	400
Travelers Cos, Inc. (The)†(a)(b)	803	90,627
Unum Group(a)	1,249	41,579

		457,884

Materials — 13.5%
Alcoa, Inc.	83	819
Avery Dennison Corp.†(a)(b)	466	29,200
Ball Corp.	9	655
Dow Chemical Co. (The)†(a)(b)	3,254	167,516
Eastman Chemical Co.†	758	51,173
FMC Corp.(b)	3	117
International Paper Co.†	861	32,460
LyondellBasell Industries NV, Class A (Netherlands)†(a)	2,417	210,037
Martin Marietta Materials, Inc.	4	546
Monsanto Co.†(b)	2,382	234,675
Mosaic Co. (The)(b)	3	83
Nucor Corp.†(a)	1,632	65,770
PPG Industries, Inc.	355	35,081
Sealed Air Corp.	12	535
Sherwin-Williams Co. (The)(b)	5	1,298
Westrock Co.(a)	1,312	59,853

		889,818

Media — 6.2%
CBS Corp., Class B†	30	1,414
Comcast Corp., Class A†(b)	319	18,001
Discovery Communications, Inc., Class A(b)*	2,413	64,379
Interpublic Group of Cos, Inc. (The)†(a)	817	19,020
News Corp., Class A	977	13,053
Omnicom Group, Inc.†	306	23,152
Scripps Networks Interactive, Inc., Class A(b)	112	6,183
TEGNA, Inc.(a)	1,151	29,373
Time Warner, Inc.†(a)	2,352	152,104
Viacom, Inc., Class B†(a)(b)	2,032	83,637

		410,316

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	104	$6,161
Amgen, Inc.†(a)	519	84,249
Baxalta, Inc.	43	1,678
Biogen, Inc.*	13	3,983
Gilead Sciences, Inc.†(a)(b)	2,413	244,171
Johnson & Johnson(a)	222	22,804
Merck & Co, Inc.(a)	178	9,402
Mylan NV*	28	1,514

		373,962

Real Estate — 0.4%
Iron Mountain, Inc., REIT(b)	1,077	29,090

Retailing — 7.0%
Advance Auto Parts, Inc.†	373	56,140
AutoZone, Inc.(b)*	2	1,484
Bed Bath & Beyond, Inc.(a)*	917	44,245
Best Buy Co., Inc.(b)	22	670
Dollar General Corp.	1	72
GameStop Corp., Class A(b)	552	15,478
Gap, Inc. (The)(b)	26	642
Genuine Parts Co.†	794	68,197
Home Depot, Inc. (The)†	391	51,710
Kohl’s Corp.†	8	381
Lowe’s Cos., Inc.	58	4,410
Macy’s, Inc.†	20	700
Priceline Group, Inc. (The)(b)*	3	3,825
Staples, Inc.	3,286	31,118
Target Corp.†(b)	2,294	166,567
Tiffany & Co.†(b)	8	610
TJX Cos, Inc. (The)†	42	2,978
Urban Outfitters, Inc.(a)*	660	15,015

		464,242

Semiconductors & Semiconductor Equipment — 9.7%
Analog Devices, Inc.(a)	1,626	89,950
Applied Materials, Inc.(b)	1,814	33,867
Intel Corp.†(b)	6,476	223,098
KLA-Tencor Corp.†	10	694
Lam Research Corp.†(a)(b)	908	72,113
Linear Technology Corp.(b)	15	637
NVIDIA Corp.†	2,330	76,797
Texas Instruments, Inc.†(a)(b)	1,987	108,907
Xilinx, Inc.†	751	35,274

		641,337

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 8.6%
Accenture PLC, Class A (Ireland)†	222	$23,199
CA, Inc.†(a)	2,266	64,717
CSRA, Inc.(b)	704	21,120
eBay, Inc.†*	76	2,088
Fidelity National Information Services, Inc.	9	545
International Business Machines Corp.†	1,464	201,476
Microsoft Corp.†	1,060	58,809
Oracle Corp.†	1,996	72,914
Symantec Corp.†(a)	2,691	56,511
Teradata Corp.(b)*	724	19,128
VeriSign, Inc.(b)*	3	262
Western Union Co. (The)†(a)(b)	2,689	48,160
Xerox Corp.†(b)	64	680

		569,609

Technology Hardware & Equipment — 17.7%
Amphenol Corp., Class A(b)	13	679
Apple, Inc.†(a)	2,290	241,045
Cisco Systems, Inc.†(a)	8,972	243,635
Corning, Inc.†(b)	48	877
EMC Corp.(a)	125	3,210
F5 Networks, Inc.(a)(b)*	359	34,809
FLIR Systems, Inc.(b)	8	225
Hewlett Packard Enterprise Co.†	111	1,687
HP, Inc.†(b)	9,209	109,035
Juniper Networks, Inc.†(b)	1,958	54,041
Motorola Solutions, Inc.†(b)	901	61,674
NetApp, Inc.(a)	1,573	41,732
QUALCOMM, Inc.†	4,951	247,476
Seagate Technology PLC (Ireland)(b)	1,532	56,163
TE Connectivity Ltd. (Switzerland)	19	1,228
Western Digital Corp.†(a)	1,202	72,180

		1,169,696

Telecommunication Services — 3.1%
CenturyLink, Inc.†(a)(b)	1,250	31,450
Verizon Communications, Inc.†(a)	3,779	174,665

		206,115

Transportation — 10.7%
American Airlines Group, Inc.(a)(b)	1,086	45,992
CH Robinson Worldwide, Inc.†(a)(b)	736	45,647
CSX Corp.	28	727
Delta Air Lines, Inc.†(a)	4,246	215,230

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†(b)	968	$43,657
JB Hunt Transport Services, Inc.	2	147
Southwest Airlines Co.†	3,321	143,002
Union Pacific Corp.†	844	66,001
United Continental Holdings, Inc.(a)*	1,908	109,328
United Parcel Service, Inc., Class B†	411	39,551

		709,282

Utilities — 0.3%
NRG Energy, Inc.(a)	1,669	19,644
Southern Co. (The)	3	140

		19,784

TOTAL COMMON STOCKS (Cost $12,310,620)		12,141,735

TOTAL LONG POSITIONS - 183.8%		12,141,735

(Cost $12,310,620)**

SHORT POSITIONS — (85.0)%
COMMON STOCKS — (85.0)%
Automobiles & Components — 0.0%
BorgWarner, Inc.	(10)	(432)
Delphi Automotive PLC (Jersey)	(7)	(600)

		(1,032)

Banks — (0.2)%
BB&T Corp.	(16)	(605)
People’s United Financial, Inc.	(8)	(129)
Zions Bancorporation	(483)	(13,186)

		(13,920)

Capital Goods — (2.4)%
Danaher Corp.	(1,209)	(112,292)
Deere & Co.	(4)	(305)
Roper Technologies, Inc.	(3)	(569)
Textron, Inc.	(8)	(336)
United Rentals, Inc.*	(2)	(145)
United Technologies Corp.	(460)	(44,192)

		(157,839)

Commercial & Professional Services — (0.4)%
ADT Corp. (The)	(410)	(13,522)
Equifax, Inc.	(2)	(223)
Stericycle, Inc.*	(2)	(241)
Tyco International PLC	(2)	(64)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.*	(145)	$(11,148)

		(25,198)

Consumer Durables & Apparel — (3.6)%
Coach, Inc.	(653)	(21,373)
Harman International Industries, Inc.	(170)	(16,016)
Hasbro, Inc.	(298)	(20,073)
Mattel, Inc.	(10)	(272)
Mohawk Industries, Inc.*	(1)	(189)
NIKE, Inc., Class B	(964)	(60,250)
PulteGroup, Inc.	(882)	(15,717)
Ralph Lauren Corp.	(2)	(223)
Under Armour, Inc., Class A*	(520)	(41,917)
VF Corp.	(1,008)	(62,748)

		(238,778)

Consumer Services — (1.2)%
Carnival Corp. (Panama)	(22)	(1,199)
Chipotle Mexican Grill, Inc.*	(1)	(480)
Darden Restaurants, Inc.	(4)	(255)
Royal Caribbean Cruises, Ltd. (Liberia)	(6)	(607)
Starbucks Corp.	(1,023)	(61,411)
Wynn Resorts Ltd.	(245)	(16,952)

		(80,904)

Diversified Financials — (2.2)%
Berkshire Hathaway, Inc., Class B*	(72)	(9,507)
Charles Schwab Corp. (The)	(1,337)	(44,027)
E*TRADE Financial Corp.*	(532)	(15,768)
Goldman Sachs Group, Inc. (The)	(6)	(1,081)
Intercontinental Exchange, Inc.	(2)	(513)
Leucadia National Corp.	(857)	(14,903)
Northern Trust Corp.	(2)	(144)
PayPal Holdings, Inc.*	(1,543)	(55,857)
State Street Corp.	(58)	(3,849)

		(145,649)

Energy — (14.8)%
Anadarko Petroleum Corp.	(1,202)	(58,393)
Apache Corp.	(890)	(39,578)
Cabot Oil & Gas Corp.	(998)	(17,655)
Chevron Corp.	(1,316)	(118,387)
Cimarex Energy Co.	(226)	(20,200)
ConocoPhillips	(2,455)	(114,624)
CONSOL Energy, Inc.	(552)	(4,361)
Devon Energy Corp.	(972)	(31,104)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamond Offshore Drilling, Inc.	(1)	$(21)
Ensco PLC, Class A (United Kingdom)	(550)	(8,464)
EOG Resources, Inc.	(1,325)	(93,797)
EQT Corp.	(367)	(19,132)
Exxon Mobil Corp.	(450)	(35,078)
Halliburton Co.	(9)	(306)
Hess Corp.	(690)	(33,451)
Kinder Morgan, Inc.	(2,180)	(32,526)
Marathon Oil Corp.	(1,594)	(20,068)
Murphy Oil Corp.	(407)	(9,137)
Newfield Exploration Co.*	(393)	(12,796)
Noble Energy, Inc.	(1,019)	(33,556)
Occidental Petroleum Corp.	(1,689)	(114,193)
ONEOK, Inc.	(504)	(12,429)
Pioneer Natural Resources Co.	(359)	(45,011)
Range Resources Corp.	(407)	(10,016)
Southwestern Energy Co.*	(909)	(6,463)
Spectra Energy Corp.	(1,611)	(38,567)
Williams Cos., Inc. (The)	(1,806)	(46,414)

		(975,727)

Food & Staples Retailing — (1.9)%
Costco Wholesale Corp.	(516)	(83,334)
CVS Health Corp.	(12)	(1,173)
Kroger Co. (The)	(939)	(39,278)
Sysco Corp.	(18)	(738)
Whole Foods Market, Inc.	(10)	(335)

		(124,858)

Food, Beverage & Tobacco — (1.6)%
Brown-Forman Corp., Class B	(473)	(46,959)
Campbell Soup Co.	(2)	(105)
Coca-Cola Co. (The)	(22)	(945)
Constellation Brands, Inc., Class A	(99)	(14,102)
JM Smucker Co. (The)	(2)	(247)
Kraft Heinz Co. (The)	(35)	(2,547)
McCormick & Co., Inc.	(4)	(342)
Mead Johnson Nutrition Co.	(3)	(237)
Molson Coors Brewing Co., Class B	(1)	(94)
Mondelez International, Inc., Class A	(296)	(13,273)
Monster Beverage Corp.*	(165)	(24,578)

		(103,429)

Health Care Equipment & Services — (5.9)%
Abbott Laboratories	(9)	(404)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.	(7)	$(726)
Baxter International, Inc.	(874)	(33,343)
Becton Dickinson and Co.	(136)	(20,956)
Boston Scientific Corp.*	(3,182)	(58,676)
Cerner Corp.*	(844)	(50,784)
Edwards Lifesciences Corp.*	(276)	(21,799)
Henry Schein, Inc.*	(197)	(31,163)
Intuitive Surgical, Inc.*	(88)	(48,062)
Laboratory Corp. of America Holdings*	(46)	(5,687)
Medtronic PLC (Ireland)	(690)	(53,075)
Patterson Cos, Inc.	(235)	(10,624)
Tenet Healthcare Corp.*	(235)	(7,120)
Varian Medical Systems, Inc.*	(1)	(81)
Zimmer Biomet Holdings, Inc.	(485)	(49,756)

		(392,256)

Household & Personal Products — (1.2)%
Church & Dwight Co., Inc.	(3)	(255)
Clorox Co. (The)	(1)	(127)
Colgate-Palmolive Co.	(17)	(1,133)
Estee Lauder Cos, Inc., Class A (The)	(872)	(76,788)

		(78,303)

Insurance — (0.9)%
Chubb Ltd. (Switzerland)	(2)	(234)
Loews Corp.	(785)	(30,144)
XL Group PLC (Ireland)	(729)	(28,562)

		(58,940)

Materials — (2.6)%
Air Products & Chemicals, Inc.	(42)	(5,465)
Airgas, Inc.	(169)	(23,376)
CF Industries Holdings, Inc.	(574)	(23,425)
Ecolab, Inc.	(6)	(686)
EI du Pont de Nemours & Co.	(608)	(40,493)
Freeport-McMoRan, Inc.	(2,681)	(18,150)
International Flavors & Fragrances, Inc.	(2)	(239)
Newmont Mining Corp.	(1,252)	(22,523)
Owens-Illinois, Inc.*	(380)	(6,620)
Pentair PLC (United Kingdom)	(426)	(21,100)
Praxair, Inc.	(8)	(819)
Vulcan Materials Co.	(68)	(6,458)

		(169,354)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (0.2)%
Cablevision Systems Corp., Class A	(9)	$(287)
Time Warner Cable, Inc.	(15)	(2,784)
Twenty-First Century Fox, Inc., Class A	(23)	(625)
Walt Disney Co. (The)	(71)	(7,461)

		(11,157)

Pharmaceuticals, Biotechnology & Life Sciences — (7.9)%
Alexion Pharmaceuticals, Inc.*	(227)	(43,300)
Allergan PLC (Ireland)*	(93)	(29,043)
Bristol-Myers Squibb Co.	(505)	(34,739)
Celgene Corp.*	(298)	(35,689)
Eli Lilly & Co.	(269)	(22,666)
Endo International PLC (Ireland)*	(535)	(32,753)
Illumina, Inc.*	(347)	(66,605)
Mallinckrodt PLC (Ireland)*	(272)	(20,299)
PerkinElmer, Inc.	(267)	(14,303)
Perrigo Co. PLC (Ireland)	(346)	(50,066)
Pfizer, Inc.	(180)	(5,810)
Regeneron Pharmaceuticals, Inc.*	(81)	(43,972)
Thermo Fisher Scientific, Inc.	(325)	(46,101)
Vertex Pharmaceuticals, Inc.*	(591)	(74,366)
Waters Corp.*	(2)	(269)
Zoetis, Inc.	(15)	(719)

		(520,700)

Real Estate — (6.2)%
American Tower Corp., REIT	(600)	(58,170)
Apartment Investment & Management Co., Class A, REIT	(370)	(14,811)
AvalonBay Communities, Inc., REIT	(4)	(737)
Boston Properties, Inc., REIT	(81)	(10,331)
Crown Castle International Corp., REIT	(646)	(55,847)
Equity Residential REIT	(11)	(898)
Essex Property Trust, Inc., REIT	(156)	(37,348)
General Growth Properties, Inc., REIT	(2,071)	(56,352)
HCP, Inc., REIT	(13)	(497)
Host Hotels & Resorts, Inc., REIT	(19)	(291)
Kimco Realty Corp., REIT	(969)	(25,640)
Macerich Co. (The), REIT	(382)	(30,824)
Plum Creek Timber Co., Inc., REIT	(4)	(191)
Prologis, Inc., REIT	(16)	(687)
Public Storage REIT	(31)	(7,679)
Realty Income Corp., REIT	(563)	(29,068)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT	(9)	$(1,750)
SL Green Realty Corp., REIT	(235)	(26,550)
Ventas, Inc., REIT	(544)	(30,698)
Vornado Realty Trust REIT	(191)	(19,092)
Welltower, Inc., REIT	(10)	(680)
Weyerhaeuser Co., REIT	(8)	(240)

		(408,381)

Retailing — (7.7)%
Amazon.com, Inc.*	(191)	(129,095)
AutoNation, Inc.*	(3)	(179)
CarMax, Inc.*	(484)	(26,122)
Dollar Tree, Inc.*	(555)	(42,857)
Expedia, Inc.	(323)	(40,149)
L Brands, Inc.	(513)	(49,156)
Netflix, Inc.*	(1,017)	(116,324)
Nordstrom, Inc.	(461)	(22,962)
O’Reilly Automotive, Inc.*	(3)	(760)
Ross Stores, Inc.	(41)	(2,206)
Signet Jewelers Ltd. (Bermuda)	(187)	(23,130)
Tractor Supply Co.	(320)	(27,360)
TripAdvisor, Inc.*	(346)	(29,496)
Walgreens Boots Alliance, Inc.	(3)	(255)

		(510,051)

Semiconductors & Semiconductor Equipment — (2.0)%
Avago Technologies Ltd. (Singapore)	(310)	(44,996)
Broadcom Corp., Class A	(140)	(8,095)
First Solar, Inc.*	(1)	(66)
Microchip Technology, Inc.	(498)	(23,177)
Micron Technology, Inc.*	(2,437)	(34,508)
Qorvo, Inc.*	(357)	(18,171)
Skyworks Solutions, Inc.	(75)	(5,762)

		(134,775)

Software & Services — (10.8)%
Activision Blizzard, Inc.	(712)	(27,562)
Adobe Systems, Inc.*	(953)	(89,525)
Akamai Technologies, Inc.*	(420)	(22,105)
Alliance Data Systems Corp.*	(148)	(40,932)
Alphabet, Inc., Class A*	(82)	(63,797)
Autodesk, Inc.*	(549)	(33,451)
Automatic Data Processing, Inc.	(171)	(14,487)
Citrix Systems, Inc.*	(368)	(27,839)
Electronic Arts, Inc.*	(732)	(50,303)
Facebook, Inc., Class A*	(1,040)	(108,846)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.*	(7)	$(640)
Intuit, Inc.	(657)	(63,400)
MasterCard, Inc., Class A	(63)	(6,134)
Paychex, Inc.	(1)	(53)
Red Hat, Inc.*	(442)	(36,602)
salesforce.com inc*	(1,591)	(124,734)
Total System Services, Inc.	(2)	(100)
Visa, Inc., Class A	(71)	(5,506)

		(716,016)

Technology Hardware & Equipment — (0.7)%
Harris Corp.	(295)	(25,636)
SanDisk Corp.	(254)	(19,301)

		(44,937)

Telecommunication Services — (2.8)%
AT&T, Inc.	(2,925)	(100,649)
Equinix, Inc., REIT	(88)	(26,615)
Frontier Communications Corp.	(2,764)	(12,908)
Level 3 Communications, Inc.*	(851)	(46,260)

		(186,432)

Transportation — (1.4)%
FedEx Corp.	(233)	(34,715)
Kansas City Southern	(266)	(19,862)
Norfolk Southern Corp.	(378)	(31,975)
Ryder System, Inc.	(128)	(7,274)

		(93,826)

Utilities — (6.4)%
AGL Resources, Inc.	(283)	(18,058)
Ameren Corp.	(4)	(173)
American Electric Power Co., Inc.	(14)	(816)
CenterPoint Energy, Inc.	(1,038)	(19,058)
CMS Energy Corp.	(652)	(23,524)
Consolidated Edison, Inc.	(56)	(3,599)
Dominion Resources, Inc.	(633)	(42,816)
DTE Energy Co.	(424)	(34,001)
Duke Energy Corp.	(329)	(23,487)
Edison International	(7)	(414)
Entergy Corp.	(6)	(410)
Eversource Energy	(10)	(511)
Exelon Corp.	(1,816)	(50,430)
FirstEnergy Corp.	(13)	(413)
NextEra Energy, Inc.	(14)	(1,454)
NiSource, Inc.	(753)	(14,691)
Pepco Holdings, Inc.	(611)	(15,892)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	(552)	$(29,361)
Pinnacle West Capital Corp.	(2)	(129)
PPL Corp.	(1,283)	(43,789)
Public Service Enterprise Group, Inc.	(562)	(21,744)
SCANA Corp.	(336)	(20,325)
Sempra Energy	(75)	(7,051)
TECO Energy, Inc.	(6)	(160)
WEC Energy Group, Inc.	(747)	(38,329)
Xcel Energy, Inc.	(428)	(15,370)

		(426,005)

TOTAL COMMON STOCK (Proceeds $5,936,652)		(5,618,467)

TOTAL SECURITES SOLD SHORT - (85.0)%		(5,618,467)

(Proceeds $5,936,652)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		81,697

NET ASSETS - 100.0%		$6,604,965

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $2,237,334.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$12,310,620

Gross unrealized appreciation	$500,201
Gross unrealized depreciation	(669,086)

Net unrealized depreciation	$(168,885)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 187.6%
COMMON STOCKS — 88.7%
Automobiles & Components — 3.5%
Ford Motor Co.†	7,962	$112,185
General Motors Co.†	2,363	80,366
Goodyear Tire & Rubber Co. (The)†	870	28,423
Harley-Davidson, Inc.	8	363
Johnson Controls, Inc.†(a)	1,981	78,230

		299,567

Banks — 4.7%
Bank of America Corp.†(a)	6,663	112,138
Citigroup, Inc.†	2,894	149,764
Comerica, Inc.	7	293
Fifth Third Bancorp†	32	643
Huntington Bancshares, Inc.	23	254
JPMorgan Chase & Co.†	372	24,563
KeyCorp	34	448
M&T Bank Corp.	5	606
PNC Financial Services Group, Inc. (The)†	20	1,906
Regions Financial Corp.†(a)	4,199	40,310
SunTrust Banks, Inc.†	1,438	61,604
US Bancorp†	70	2,987
Wells Fargo & Co.†	222	12,068

		407,584

Capital Goods — 10.1%
3M Co.	12	1,808
Allegion PLC (Ireland)	2	132
AMETEK, Inc.	3	161
Boeing Co. (The)†	667	96,442
Caterpillar, Inc.†	1,325	90,047
Cummins, Inc.†	575	50,606
Dover Corp.†	513	31,452
Eaton Corp. PLC (Ireland)†	900	46,836
Emerson Electric Co.†	2,117	101,256
Fastenal Co.	11	449
Flowserve Corp.	2	84
Fluor Corp.†	460	21,721
General Dynamics Corp.†	13	1,786
Honeywell International, Inc.†	579	59,967
Illinois Tool Works, Inc.†	657	60,891
Ingersoll-Rand PLC (Ireland)	11	608
Jacobs Engineering Group, Inc.†*	399	16,738
L-3 Communications Holdings, Inc.†	254	30,356
Lockheed Martin Corp.†	12	2,606
Masco Corp.†	1,073	30,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Northrop Grumman Corp.†	8	$1,510
PACCAR, Inc.†	1,144	54,226
Parker-Hannifin Corp.†	355	34,428
Quanta Services, Inc.*	7	142
Raytheon Co.†	142	17,683
Rockwell Automation, Inc.†	429	44,020
Rockwell Collins, Inc.†	368	33,966
Snap-on, Inc.	2	343
Stanley Black & Decker, Inc.	6	640
WW Grainger, Inc.	203	41,126
Xylem, Inc.	5	182

		872,578

Commercial & Professional Services — 0.4%
Cintas Corp.	4	364
Dun & Bradstreet Corp. (The)	1	104
Nielsen Holdings PLC (United Kingdom)	6	280
Pitney Bowes, Inc.†	640	13,216
Republic Services, Inc.	9	396
Robert Half International, Inc.†	429	20,223
Waste Management, Inc.	18	961

		35,544

Consumer Durables & Apparel — 0.8%
DR Horton, Inc.†	1,192	38,180
Fossil Group, Inc.*	1	37
Garmin Ltd. (Switzerland)†	616	22,897
Hanesbrands, Inc.	9	265
Leggett & Platt, Inc.	135	5,673
Michael Kors Holdings Ltd. (British Virgin Islands)†*	8	320
Newell Rubbermaid, Inc.	1	44
PVH Corp.	2	147
Whirlpool Corp.	2	294

		67,857

Consumer Services — 0.8%
Marriott International, Inc., Class A	2	134
McDonald’s Corp.†	37	4,371
Starwood Hotels & Resorts Worldwide, Inc.	4	277
Westrock Co.(a)	831	37,910
Wyndham Worldwide Corp.†(a)	375	27,240
Yum! Brands, Inc.	1	73

		70,005

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 7.5%
Affiliated Managers Group, Inc.*	2	$320
American Express Co.†	476	33,106
Ameriprise Financial, Inc.	7	745
Bank of New York Mellon Corp. (The)	13	536
BlackRock, Inc.†	262	89,216
Capital One Financial Corp.†	1,631	117,726
CME Group, Inc.	13	1,178
Discover Financial Services†(a)	1,389	74,478
Franklin Resources, Inc.†	1,952	71,873
Invesco, Ltd. (Bermuda)†	127	4,252
Legg Mason, Inc.†(a)	350	13,730
McGraw Hill Financial, Inc.†	10	986
Moody’s Corp.†	8	803
Morgan Stanley†(a)	2,030	64,574
NASDAQ, Inc.†	442	25,711
Navient Corp.†	1,171	13,408
Synchrony Financial†*	2,696	81,985
T Rowe Price Group, Inc.†(a)	814	58,193

		652,820

Energy — 6.8%
Baker Hughes, Inc.†(a)	1,410	65,072
Cameron International Corp.†(a) *	617	38,994
FMC Technologies, Inc.†*	737	21,380
Helmerich & Payne, Inc.	348	18,635
Marathon Petroleum Corp.†	1,727	89,528
National Oilwell Varco, Inc.	1,215	40,690
Phillips 66†	1,112	90,962
Schlumberger Ltd. (Curacao)	1,109	77,353
Tesoro Corp.†	390	41,094
Transocean Ltd. (Switzerland)	2	25
Valero Energy Corp.†(a)	1,562	110,449

		594,182

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.†	1,655	101,452

Food, Beverage & Tobacco — 4.1%
Altria Group, Inc.†	857	49,886
Archer-Daniels-Midland Co.†	1,940	71,159
Coca-Cola Enterprises, Inc.†	733	36,093
ConAgra Foods, Inc.	17	717
Dr Pepper Snapple Group, Inc.†	519	48,371
General Mills, Inc.†	541	31,194
Hershey Co. (The)	4	357
Hormel Foods Corp.†	9	712

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.†	7	$506
Keurig Green Mountain, Inc.†	477	42,920
PepsiCo, Inc.†	32	3,197
Philip Morris International, Inc.†	62	5,450
Tyson Foods, Inc., Class A(a)	1,194	63,676

		354,238

Health Care Equipment & Services — 6.7%
Aetna, Inc.†	1,101	119,040
Anthem, Inc.†(a)	845	117,827
Cardinal Health, Inc.	181	16,158
Cigna Corp.(a)	672	98,334
CR Bard, Inc.	2	379
DaVita HealthCare Partners, Inc.*	8	558
DENTSPLY International, Inc.	2	122
Express Scripts Holding Co.†*	764	66,781
HCA Holdings, Inc.*	16	1,082
Humana, Inc.†	346	61,764
McKesson Corp.†	65	12,820
Quest Diagnostics, Inc.†	421	29,950
St Jude Medical, Inc.	291	17,975
Stryker Corp.	4	372
UnitedHealth Group, Inc.†	335	39,409
Universal Health Services, Inc., Class B	3	358

		582,929

Household & Personal Products — 0.1%
Kimberly-Clark Corp.	15	1,910
Procter & Gamble Co. (The)	109	8,656

		10,566

Insurance — 4.2%
Aflac, Inc.†(a)	1,382	82,782
Allstate Corp. (The)	86	5,340
Aon PLC (United Kingdom)	15	1,383
Chubb Ltd. (Switzerland)	7	928
Cincinnati Financial Corp.	3	178
Hartford Financial Services Group, Inc. (The)	1	43
Lincoln National Corp.†	10	503
Marsh & McLennan Cos., Inc.†	21	1,164
MetLife, Inc.†(a)	851	41,027
Principal Financial Group, Inc.	2	90
Progressive Corp. (The)†	14	445
Prudential Financial, Inc.†(a)	1,454	118,370

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Torchmark Corp.	5	$286
Travelers Cos, Inc. (The)†	729	82,275
Unum Group†	788	26,233

		361,047

Materials — 5.9%
Alcoa, Inc.	53	523
Avery Dennison Corp.†	295	18,485
Ball Corp.	6	436
Dow Chemical Co. (The)†	2,049	105,483
Eastman Chemical Co.†	480	32,405
FMC Corp.	2	78
International Paper Co.†	477	17,983
LyondellBasell Industries NV, Class A (Netherlands)†	1,465	127,308
Martin Marietta Materials, Inc.	2	273
Monsanto Co.†	1,437	141,573
Mosaic Co. (The)	2	55
Nucor Corp.†(a)	1,034	41,670
PPG Industries, Inc.(a)	284	28,065
Sealed Air Corp.	7	312
Sherwin-Williams Co. (The)	4	1,038

		515,687

Media — 3.2%
CBS Corp., Class B†	19	895
Comcast Corp., Class A†	281	15,857
Discovery Communications, Inc., Class A†*	1,779	47,464
Interpublic Group of Cos, Inc. (The)†	352	8,195
News Corp., Class A(a)	1,353	18,076
Omnicom Group, Inc.†	109	8,247
Scripps Networks Interactive, Inc., Class A†	75	4,141
TEGNA, Inc.†	717	18,298
Time Warner, Inc.†	1,566	101,273
Viacom, Inc., Class B†(a)	1,287	52,973

		275,419

Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
AbbVie, Inc.	66	3,910
Amgen, Inc.†	413	67,042
Baxalta, Inc.	27	1,054
Biogen Inc.*	8	2,451
Gilead Sciences, Inc.†(a)	1,530	154,821
Johnson & Johnson†	111	11,402

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co, Inc.	113	$5,969
Mylan Nv (Netherlands)*	18	973

		247,622

Real Estate — 0.2%
Iron Mountain, Inc., REIT†	682	18,421

Retailing — 2.7%
Advance Auto Parts, Inc.†	236	35,520
AutoZone, Inc.†*	2	1,484
Bed Bath & Beyond, Inc.†(a)*	548	26,441
Best Buy Co., Inc.†	13	396
Dollar General Corp.	1	72
GameStop Corp., Class A	340	9,534
Gap, Inc. (The)†	16	395
Genuine Parts Co.†	488	41,914
Kohl’s Corp.†	5	238
Lowe’s Cos., Inc.	37	2,814
Macy’s, Inc.	12	420
Priceline Group, Inc. (The)*	2	2,550
Staples, Inc.†	2,082	19,717
Target Corp.†(a)	1,155	83,865
Tiffany & Co.†	5	381
TJX Cos, Inc. (The)†	27	1,915
Urban Outfitters, Inc.†*	394	8,964

		236,620

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.†	1,029	56,924
Applied Materials, Inc.(a)	1,047	19,548
Intel Corp.†	4,001	137,834
KLA-Tencor Corp.†	46	3,190
Lam Research Corp.†	553	43,919
Linear Technology Corp.†	10	425
NVIDIA Corp.†	975	32,136
Texas Instruments, Inc.†(a)	1,324	72,568
Xilinx, Inc.†	8	376

		366,920

Software & Services — 3.6%
Accenture PLC, Class A (Ireland)	25	2,612
CA, Inc.†(a)	1,404	40,098
eBay, Inc.†*	48	1,319
Fidelity National Information Services, Inc.	6	364

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	912	$125,509
Microsoft Corp.†	387	21,471
Oracle Corp.†	1,522	55,599
Symantec Corp.†	1,121	23,541
Teradata Corp.†*	441	11,651
Western Union Co. (The)†(a)	1,637	29,319
Xerox Corp.†	41	436

		311,919

Technology Hardware & Equipment — 8.6%
Amphenol Corp., Class A	8	418
Apple, Inc.†	1,451	152,732
Cisco Systems, Inc.†	5,683	154,322
Corning, Inc.†	30	548
CSRA, Inc.	446	13,380
EMC Corp.	79	2,029
F5 Networks, Inc.†*	226	21,913
FLIR Systems, Inc.	5	140
Hewlett Packard Enterprise Co.†	70	1,064
HP, Inc.†	5,833	69,063
Juniper Networks, Inc.†	1,244	34,334
Motorola Solutions, Inc.†	571	39,085
NetApp, Inc.†	970	25,734
QUALCOMM, Inc.†	2,954	147,656
Seagate Technology PLC (Ireland)(b)	967	35,450
TE Connectivity Ltd. (Switzerland)	12	775
Western Digital Corp.†	747	44,857

		743,500

Telecommunication Services — 1.3%
CenturyLink, Inc.†	526	13,234
Verizon Communications, Inc.†	2,188	101,129

		114,363

Transportation — 5.1%
American Airlines Group, Inc.†	736	31,170
CH Robinson Worldwide, Inc.†	466	28,901
CSX Corp.	17	441
Delta Air Lines, Inc.†(a)	2,543	128,905
Expeditors International of Washington, Inc.†	602	27,150
JB Hunt Transport Services, Inc.	1	73
Southwest Airlines Co.†	2,103	90,555
Union Pacific Corp.†(a)	537	41,993
United Continental Holdings, Inc.†*	1,209	69,276

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B†	237	$22,807

		441,271

Utilities — 0.1%
NRG Energy, Inc.†	1,023	12,041
Southern Co. (The)	2	94

		12,135

TOTAL COMMON STOCKS (Cost $7,849,921)		7,694,246

EXCHANGE TRADED FUNDS — 98.9%
SPDR S&P 500 ETF Trust†(a)(b)	42,104	8,584,585

TOTAL EXCHANGE TRADED FUNDS (Cost $8,708,174)		8,584,585

TOTAL LONG POSITIONS - 187.6%		16,278,831

(Cost $16,558,095)**

SHORT POSITIONS — (88.9)%
COMMON STOCKS — (88.9)%
Automobiles & Components — 0.0%
BorgWarner, Inc.	(9)	(389)
Delphi Automotive PLC (Jersey)	(10)	(857)
		(1,246)
Banks — (0.2)%
BB&T Corp.	(22)	(832)
People’s United Financial, Inc.	(13)	(210)
Zions Bancorporation	(660)	(18,014)
		(19,056)
Capital Goods — (2.7)%
Danaher Corp.	(1,664)	(154,552)
Deere & Co.	(4)	(305)
Precision Castparts Corp.	(5)	(1,160)
Roper Technologies, Inc.	(40)	(7,592)
Textron, Inc.	(12)	(504)
Tyco International PLC (Ireland)	(1)	(32)
United Rentals, Inc.*	(2)	(145)
United Technologies Corp.	(767)	(73,686)
		(237,976)
Commercial & Professional Services — (0.5)%
ADT Corp. (The)	(536)	(17,677)
Equifax, Inc.	(4)	(445)
Stericycle, Inc.*	(1)	(121)
Verisk Analytics, Inc.*	(368)	(28,292)
		(46,535)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (3.9)%
Coach, Inc.	(897)	$(29,359)
Harman International Industries, Inc.	(229)	(21,574)
Hasbro, Inc.	(407)	(27,416)
Mattel, Inc.	(14)	(380)
Mohawk Industries, Inc.*	(2)	(379)
NIKE, Inc., Class B	(1,530)	(95,625)
PulteGroup, Inc.	(1,128)	(20,101)
Ralph Lauren Corp.	(3)	(334)
Under Armour, Inc., Class A*	(697)	(56,185)
VF Corp.	(1,378)	(85,780)

		(337,133)

Consumer Services — (1.4)%
Carnival Corp. (Panama)	(30)	(1,634)
Chipotle Mexican Grill, Inc.*	(1)	(480)
Darden Restaurants, Inc.	(162)	(10,310)
Royal Caribbean Cruises, Ltd. (Liberia)	(9)	(911)
Starbucks Corp.	(1,416)	(85,002)
Wynn Resorts Ltd.	(328)	(22,694)

		(121,031)

Diversified Financials — (2.0)%
Berkshire Hathaway, Inc., Class B*	(100)	(13,204)
Charles Schwab Corp. (The)	(1,365)	(44,949)
E*TRADE Financial Corp.*	(581)	(17,221)
Goldman Sachs Group, Inc. (The)	(7)	(1,262)
Intercontinental Exchange, Inc.	(2)	(513)
Leucadia National Corp.	(1,171)	(20,364)
Northern Trust Corp.	(2)	(144)
PayPal Holdings, Inc.*	(2,118)	(76,672)
State Street Corp.	(17)	(1,128)

		(175,457)

Energy — (15.2)%
Anadarko Petroleum Corp.	(1,642)	(79,768)
Apache Corp.	(1,222)	(54,342)
Cabot Oil & Gas Corp.	(1,338)	(23,669)
Chevron Corp.	(1,778)	(159,949)
Cimarex Energy Co.	(305)	(27,261)
ConocoPhillips	(3,345)	(156,178)
CONSOL Energy, Inc.	(740)	(5,846)
Devon Energy Corp.	(1,328)	(42,496)
Diamond Offshore Drilling, Inc.	(1)	(21)
Ensco PLC, Class A (United Kingdom)	(751)	(11,558)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EOG Resources, Inc.	(1,777)	$(125,794)
EQT Corp.	(493)	(25,700)
Exxon Mobil Corp.	(489)	(38,118)
Halliburton Co.	(11)	(374)
Hess Corp.	(925)	(44,844)
Kinder Morgan, Inc.	(3,117)	(46,506)
Marathon Oil Corp.	(2,188)	(27,547)
Murphy Oil Corp.	(556)	(12,482)
Newfield Exploration Co.*	(528)	(17,192)
Noble Energy, Inc.	(1,393)	(45,871)
Occidental Petroleum Corp.	(2,319)	(156,788)
ONEOK, Inc.	(676)	(16,670)
Pioneer Natural Resources Co.	(482)	(60,433)
Range Resources Corp.	(547)	(13,462)
Southwestern Energy Co.*	(1,243)	(8,838)
Spectra Energy Corp.	(2,170)	(51,950)
Williams Cos., Inc. (The)	(2,424)	(62,297)

		(1,315,954)

Food & Staples Retailing — (2.3)%
Costco Wholesale Corp.	(805)	(130,008)
CVS Health Corp.	(16)	(1,564)
Kroger Co. (The)	(1,618)	(67,681)
Sysco Corp.	(24)	(984)
Whole Foods Market, Inc.	(15)	(502)

		(200,739)

Food, Beverage & Tobacco — (1.8)%
Brown-Forman Corp., Class B	(650)	(64,532)
Campbell Soup Co.	(1)	(53)
Coca-Cola Co. (The)	(29)	(1,246)
Constellation Brands, Inc., Class A	(201)	(28,630)
JM Smucker Co. (The)	(2)	(247)
Kraft Heinz Co. (The)	(49)	(3,565)
McCormick & Co., Inc.	(7)	(599)
Mead Johnson Nutrition Co.	(4)	(316)
Molson Coors Brewing Co., Class B	(1)	(94)
Mondelez International, Inc., Class A	(241)	(10,806)
Monster Beverage Corp.*	(291)	(43,347)
Reynolds American, Inc.	(37)	(1,708)

		(155,143)

Health Care Equipment & Services — (6.9)%
Abbott Laboratories	(11)	(494)
AmerisourceBergen Corp.	(114)	(11,823)
Baxter International, Inc.	(1,541)	(58,789)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Becton Dickinson and Co.	(256)	$(39,447)
Boston Scientific Corp.*	(4,348)	(80,177)
Cerner Corp.*	(1,150)	(69,196)
Edwards Lifesciences Corp.*	(491)	(38,779)
Henry Schein, Inc.*	(269)	(42,553)
Intuitive Surgical, Inc.*	(120)	(65,539)
Laboratory Corp. of America Holdings*	(160)	(19,782)
Medtronic PLC (Ireland)	(1,076)	(82,766)
Patterson Cos, Inc.	(321)	(14,512)
Tenet Healthcare Corp.*	(322)	(9,757)
Varian Medical Systems, Inc.*	(2)	(162)
Zimmer Biomet Holdings, Inc.	(658)	(67,504)

		(601,280)

Household & Personal Products — (1.3)%
Church & Dwight Co., Inc.	(5)	(424)
Clorox Co. (The)	(1)	(127)
Colgate-Palmolive Co.	(24)	(1,599)
Estee Lauder Cos, Inc., Class A (The)	(1,224)	(107,785)

		(109,935)

Insurance — (0.7)%
American International Group, Inc.	(29)	(1,797)
Assurant, Inc.	(215)	(17,316)
Chubb Ltd. (Switzerland)	(1)	(117)
Loews Corp.	(144)	(5,530)
XL Group PLC (Ireland)	(967)	(37,887)

		(62,647)

Materials — (3.0)%
Air Products & Chemicals, Inc.	(135)	(17,565)
Airgas, Inc.	(232)	(32,090)
CF Industries Holdings, Inc.	(753)	(30,730)
Ecolab, Inc.	(7)	(801)
EI du Pont de Nemours & Co.	(1,115)	(74,259)
Freeport-McMoRan, Inc.	(3,679)	(24,907)
International Flavors & Fragrances, Inc.	(4)	(479)
Newmont Mining Corp.	(1,710)	(30,763)
Owens-Illinois, Inc.*	(519)	(9,041)
Pentair PLC (United Kingdom)	(582)	(28,826)
Praxair, Inc.	(12)	(1,229)
Vulcan Materials Co.	(88)	(8,357)

		(259,047)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (0.7)%
Cablevision Systems Corp., Class A	(711)	$(22,681)
Time Warner Cable, Inc.	(79)	(14,662)
Twenty-First Century Fox, Inc., Class A	(31)	(842)
Walt Disney Co. (The)	(198)	(20,806)

		(58,991)

Pharmaceuticals, Biotechnology & Life Sciences — (8.3)%
Alexion Pharmaceuticals, Inc.*	(336)	(64,092)
Allergan PLC (Ireland)*	(123)	(38,438)
Bristol-Myers Squibb Co.	(790)	(54,344)
Celgene Corp.*	(273)	(32,694)
Eli Lilly & Co.	(427)	(35,979)
Endo International PLC (Ireland)*	(731)	(44,752)
Illumina, Inc.*	(477)	(91,558)
Mallinckrodt PLC (Ireland)*	(244)	(18,210)
PerkinElmer, Inc.	(361)	(19,339)
Perrigo Co. PLC (Ireland)	(473)	(68,443)
Pfizer, Inc.	(249)	(8,038)
Regeneron Pharmaceuticals, Inc.*	(132)	(71,659)
Thermo Fisher Scientific, Inc.	(463)	(65,677)
Vertex Pharmaceuticals, Inc.*	(811)	(102,048)
Waters Corp.*	(1)	(135)
Zoetis, Inc.	(21)	(1,006)

		(716,412)

Real Estate — (5.1)%
American Tower Corp., REIT	(589)	(57,104)
Apartment Investment & Management Co., Class A, REIT	(505)	(20,215)
AvalonBay Communities, Inc., REIT	(6)	(1,105)
Boston Properties, Inc., REIT	(15)	(1,913)
Crown Castle International Corp., REIT	(723)	(62,503)
Equity Residential REIT	(15)	(1,224)
Essex Property Trust, Inc., REIT	(210)	(50,276)
General Growth Properties, Inc., REIT	(2,304)	(62,692)
HCP, Inc., REIT	(19)	(727)
Host Hotels & Resorts, Inc., REIT	(26)	(399)
Kimco Realty Corp., REIT	(723)	(19,131)
Macerich Co. (The), REIT	(512)	(41,313)
Plum Creek Timber Co., Inc., REIT	(7)	(334)
Prologis, Inc., REIT	(22)	(944)
Public Storage REIT	(14)	(3,468)
Realty Income Corp., REIT	(769)	(39,703)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT	(12)	$(2,333)
SL Green Realty Corp., REIT	(321)	(36,267)
Ventas, Inc., REIT	(540)	(30,472)
Vornado Realty Trust REIT	(106)	(10,596)
Welltower, Inc., REIT	(15)	(1,020)
Weyerhaeuser Co., REIT	(10)	(300)

		(444,039)

Retailing — (8.1)%
Amazon.com, Inc.*	(264)	(178,435)
AutoNation, Inc.*	(5)	(298)
CarMax, Inc.*	(642)	(34,649)
Dollar Tree, Inc.*	(759)	(58,610)
Expedia, Inc.	(419)	(52,082)
Home Depot, Inc. (The)	(37)	(4,893)
L Brands, Inc.	(824)	(78,956)
Netflix, Inc.*	(1,333)	(152,469)
Nordstrom, Inc.	(597)	(29,737)
O’Reilly Automotive, Inc.*	(8)	(2,027)
Ross Stores, Inc.	(54)	(2,906)
Signet Jewelers Ltd. (Bermuda)	(257)	(31,788)
Tractor Supply Co.	(435)	(37,192)
TripAdvisor, Inc.*	(466)	(39,726)
Walgreens Boots Alliance, Inc.	(3)	(255)

		(704,023)

Semiconductors & Semiconductor Equipment — (2.5)%
Avago Technologies Ltd. (Singapore)	(518)	(75,188)
Broadcom Corp., Class A	(565)	(32,668)
First Solar, Inc.*	(2)	(132)
Microchip Technology, Inc.	(657)	(30,577)
Micron Technology, Inc.*	(3,346)	(47,379)
Qorvo, Inc.*	(458)	(23,312)
Skyworks Solutions, Inc.	(47)	(3,611)

		(212,867)

Software & Services — (11.4)%
Activision Blizzard, Inc.	(1,262)	(48,852)
Adobe Systems, Inc.*	(1,404)	(131,892)
Akamai Technologies, Inc.*	(576)	(30,315)
Alliance Data Systems Corp.*	(197)	(54,484)
Alphabet, Inc., Class A*	(112)	(87,137)
Autodesk, Inc.*	(728)	(44,357)
Automatic Data Processing, Inc.	(331)	(28,042)
Citrix Systems, Inc.*	(506)	(38,279)
Electronic Arts, Inc.*	(1,005)	(69,064)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A*	(1,392)	$(145,687)
Fiserv, Inc.*	(69)	(6,311)
Intuit, Inc.	(863)	(83,280)
MasterCard, Inc., Class A	(57)	(5,550)
Paychex, Inc.	(1)	(53)
Red Hat, Inc.*	(591)	(48,941)
salesforce.com inc*	(1,996)	(156,486)
Total System Services, Inc.	(2)	(100)
Verisign, Inc.*	(55)	(4,805)
Visa, Inc., Class A	(98)	(7,600)

		(991,235)

Technology Hardware & Equipment — (0.9)%
Harris Corp.	(401)	(34,847)
SanDisk Corp.	(527)	(40,047)

		(74,894)

Telecommunication Services — (3.0)%
AT&T, Inc.†	(4,420)	(152,092)
Equinix, Inc., REIT	(78)	(23,587)
Frontier Communications Corp.	(3,777)	(17,639)
Level 3 Communications, Inc.*	(1,150)	(62,514)

		(255,832)

Transportation — (1.7)%
FedEx Corp.	(370)	(55,126)
Kansas City Southern	(352)	(26,284)
Norfolk Southern Corp.	(685)	(57,944)
Ryder System, Inc.	(172)	(9,775)

		(149,129)

Utilities — (5.3)%
AGL Resources, Inc.	(388)	(24,758)
Ameren Corp.	(6)	(259)
American Electric Power Co., Inc.	(20)	(1,165)
CenterPoint Energy, Inc.	(1,391)	(25,539)
CMS Energy Corp.	(895)	(32,292)
Consolidated Edison, Inc.	(12)	(771)
Dominion Resources, Inc.	(700)	(47,348)
DTE Energy Co.	(580)	(46,510)
Duke Energy Corp.	(282)	(20,132)
Edison International	(9)	(533)
Entergy Corp.	(7)	(479)
Eversource Energy	(13)	(664)
Exelon Corp.	(1,915)	(53,180)
FirstEnergy Corp.	(18)	(571)
NextEra Energy, Inc.	(18)	(1,870)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc	(1,029)	$(20,076)
Pepco Holdings, Inc.	(819)	(21,302)
PG&E Corp.	(498)	(26,489)
Pinnacle West Capital Corp.	(4)	(258)
PPL Corp.	(1,347)	(45,973)
Public Service Enterprise Group, Inc.	(377)	(14,586)
SCANA Corp.	(295)	(17,845)
Sempra Energy	(10)	(940)
TECO Energy, Inc.	(9)	(240)
WEC Energy Group, Inc.	(1,020)	(52,336)
Xcel Energy, Inc.	(206)	(7,397)

		(463,513)

TOTAL COMMON STOCK (Proceeds $8,146,039)		(7,714,114)

TOTAL SECURITIES SOLD SHORT - (88.9)%		(7,714,114)

(Proceeds $8,146,039)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		115,155

NET ASSETS - 100.0%		$8,679,872

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $2,899,371.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$16,558,095

Gross unrealized appreciation	$231,852
Gross unrealized depreciation	(511,116)

Net unrealized depreciation	$(279,264)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

December 31, 2015

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 97.7%
SPDR S&P 500 ETF Trust	9,574	$1,924,470

TOTAL EXCHANGE TRADED FUNDS (Cost $1,953,832)**		1,924,470

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		46,168

NET ASSETS - 100.0%		$1,970,638

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,953,832

Gross unrealized appreciation	$—
Gross unrealized depreciation	(29,362)

Net unrealized depreciation	$(29,362)

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 122.1%
COMMON STOCKS — 122.1%
Automobiles & Components — 3.8%
Allison Transmission Holdings, Inc.†(a)(b)	38,151	$987,729
American Axle & Manufacturing Holdings, Inc.†(b)*	237,923	4,506,262
Cooper Tire & Rubber Co.†	19,875	752,269
Cooper-Standard Holding, Inc.†(b)*	5,730	444,591
Dana Holding Corp.†(a)	16,676	230,129
Dorman Products, Inc.†(a)*	38,330	1,819,525
Ford Motor Co.†	345,217	4,864,108
General Motors Co.	8,691	295,581
Gentex Corp.†	129,794	2,078,002
Gentherm, Inc.†(b)*	14,415	683,271
Goodyear Tire & Rubber Co. (The)†	41,884	1,368,350
Johnson Controls, Inc.†	78,835	3,113,194
Lear Corp.†	1,660	203,898
Standard Motor Products, Inc.†(b)	18,665	710,203
Tenneco, Inc.†(a)*	4,545	208,661
Thor Industries, Inc.†	3,533	198,378
Visteon Corp.†(b)*	28,910	3,310,195

		25,774,346

Capital Goods — 20.5%
Actuant Corp., Class A†(a)(b)	71,056	1,702,502
AECOM.†(a)*	1,702	51,111
Aegion Corp.†*	46,760	902,936
AGCO Corp.†(a)	73,390	3,331,172
American Woodmark Corp.†*	19,412	1,552,572
AO Smith Corp.†(a)	2,840	217,572
Apogee Enterprises, Inc.†	51,022	2,219,967
Applied Industrial Technologies, Inc.†(a)(b)	55,010	2,227,355
Armstrong World Industries, Inc.†*	78,192	3,575,720
AZZ, Inc.†	8,354	464,232
Babcock & Wilcox Co. (The)†	10,572	335,872
Babcock & Wilcox Enterprises, Inc.†*	7,934	165,583
Barnes Group, Inc.†(b)	9,308	329,410
Boeing Co. (The)†	38,132	5,513,506
Brady Corp., Class A†(a)(b)	37,553	862,968
Briggs & Stratton Corp.†	32,001	553,617
Carlisle Cos, Inc.†(b)	15,795	1,400,859
Chicago Bridge & Iron Co. NV (Netherlands)(a)	63,369	2,470,757
CLARCOR, Inc.†	17,879	888,229
Comfort Systems USA, Inc.†(b)	92,046	2,615,947

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Continental Building Products, Inc.†(a)(b)*	60,824	$1,061,987
Crane Co.†	41,155	1,968,855
Cummins, Inc.†(a)	42,905	3,776,069
DigitalGlobe, Inc.†(a)(b)*	125,261	1,961,587
Dover Corp.†(a)	33,331	2,043,524
Eaton Corp. PLC (Ireland)†(b)	24,442	1,271,962
EMCOR Group, Inc.†(b)	53,495	2,569,900
Emerson Electric Co.†	30,539	1,460,680
EnerSys	411	22,987
ESCO Technologies, Inc.†	10,699	386,662
Federal Signal Corp.†	53,713	851,351
Fluor Corp.†(b)	62,426	2,947,756
Fortune Brands Home & Security, Inc.†	14,943	829,336
Franklin Electric Co., Inc.†(b)	32,880	888,746
General Dynamics Corp.	995	136,673
Griffon Corp.(a)	7,758	138,092
HD Supply Holdings, Inc.†*	24,080	723,122
Heico Corp.†	10,248	557,081
Huntington Ingalls Industries, Inc.†	20,544	2,606,006
II-VI, Inc.†(a)(b)*	49,635	921,226
Ingersoll-Rand PLC (Ireland)†(b)	30,400	1,680,816
ITT Corp.†	10,625	385,900
Jacobs Engineering Group, Inc.†*	41,036	1,721,460
Joy Global, Inc.†(a)	66,160	834,278
Kaman Corp.†(a)(b)	20,094	820,036
KBR, Inc.†(b)	234,352	3,965,236
Kennametal, Inc.†(b)	139,365	2,675,808
Lennox International, Inc.†(b)	17,325	2,163,892
Lincoln Electric Holdings, Inc.†(b)	72,041	3,738,208
Masco Corp.†(a)(b)	147,276	4,167,911
Masonite International Corp. (Canada)†*	23,703	1,451,335
MasTec, Inc.*	10,090	175,364
Meritor, Inc.†(b)*	124,823	1,042,272
Metaldyne Performance Group, Inc.† .	7,020	128,747
Moog, Inc., Class A†*	33,091	2,005,315
MRC Global, Inc.†(a)(b)*	270,547	3,490,056
MSC Industrial Direct Co., Inc., Class A†(a)(b)	69,854	3,930,685
Mueller Industries, Inc.†	10,615	287,666
Mueller Water Products, Inc., Class A†(b)	24,334	209,272

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
NCI Building Systems, Inc.†*	21,287	$264,172
NOW, Inc.†(a)*	72,326	1,144,197
Orbital ATK, Inc.†	69,872	6,242,364
Owens Corning†(b)	102,925	4,840,563
PACCAR, Inc.†(a)(b)	61,763	2,927,566
Quanta Services, Inc.†(a)*	78,633	1,592,318
Rockwell Automation, Inc.†	19,008	1,950,411
Simpson Manufacturing Co., Inc.†(b)	32,992	1,126,677
Spirit AeroSystems Holdings, Inc., Class A†*	110,993	5,557,420
Standex International Corp.†(b)	13,959	1,160,691
Sun Hydraulics Corp.†(b)	11,697	371,146
Teledyne Technologies, Inc.†*	2,226	197,446
Tennant Co.†	3,266	183,745
TopBuild Corp.†(b)*	51,695	1,590,655
Toro Co. (The)	224	16,368
Trinity Industries, Inc.†(a)(b)	105,256	2,528,249
Universal Forest Products, Inc.†	29,336	2,005,702
USG Corp.†(a)(b)*	193,049	4,689,160
Wabash National Corp.†(a)(b)*	273,083	3,230,572
Wabtec Corp.†(a)(b)	59,498	4,231,498
Watsco, Inc.	1,111	130,131
Watts Water Technologies, Inc., Class A	1,650	81,956
WESCO International, Inc.†*	6,345	277,150

		139,719,903

Commercial & Professional Services — 3.7%
ABM Industries, Inc.†(b)	67,486	1,921,326
Brink’s Co. (The)	3,119	90,014
CEB, Inc.†	6,421	394,185
Clean Harbors, Inc.†(a)(b)*	26,152	1,089,231
Deluxe Corp.†	33,772	1,841,925
FTI Consulting, Inc.†(a)*	4,497	155,866
Herman Miller, Inc.†(a)	62,940	1,806,378
Huron Consulting Group, Inc.†(b)*	24,334	1,445,440
Insperity, Inc.†	6,886	331,561
Interface, Inc.†(b)	112,532	2,153,862
KAR Auction Services, Inc.†	25,424	941,451
Knoll, Inc.†	17,483	328,680
Multi-Color Corp.†	15,941	953,431
Progressive Waste Solutions Ltd. (Canada)(b)	7,767	182,913
Ritchie Bros Auctioneers, Inc. (Canada)†	151,014	3,640,948

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.†	34,897	$1,645,045
RPX Corp.†(b)*	62,019	682,209
ServiceMaster Global Holdings, Inc.†*	13,907	545,711
Tetra Tech, Inc.†(a)(b)	76,616	1,993,548
UniFirst Corp.†(a)	13,908	1,449,214
US Ecology, Inc.†(b)	26,351	960,230
West Corp.†(b)	26,509	571,799

		25,124,967

Consumer Durables & Apparel — 5.0%
Brunswick Corp.†(b)	76,836	3,880,986
Callaway Golf Co.†(a)	67,032	631,441
Casey’s General Stores, Inc.†(a)	11,842	1,426,369
DR Horton, Inc.†	175,633	5,625,525
Essendant, Inc.†	1,983	64,467
Ethan Allen Interiors, Inc.(a)(b)	1,165	32,410
Garmin Ltd. (Switzerland)†	241	8,958
Helen of Troy Ltd. (Bermuda)†*	1,202	113,288
Leggett & Platt, Inc.†(a)(b)	61,213	2,572,170
Michael Kors Holdings Ltd. (British Virgin Islands)†*	66,952	2,682,097
Oxford Industries, Inc.†	21,699	1,384,830
Polaris Industries, Inc.†(a)(b)	61,103	5,251,803
PVH Corp.	108	7,954
Skechers U.S.A., Inc., Class A†(a)*	138,262	4,176,895
Smith & Wesson Holding Corp.†*	53,582	1,177,732
Sturm Ruger & Co., Inc.†(a)	15,462	921,690
Tempur Sealy International, Inc.(a)*	3,228	227,445
Tumi Holdings, Inc.†(a)(b)*	69,856	1,161,705
Walgreens Boots Alliance, Inc.†	4,760	405,338
Wolverine World Wide, Inc.†(a)(b)	157,139	2,625,793

		34,378,896

Consumer Services — 8.2%
Apollo Education Group, Inc.†*	191,240	1,466,811
Aramark Holdings Corp.†	74,793	2,412,074
Belmond Ltd., Class A (Bermuda)*	18,024	171,228
Bloomin’ Brands, Inc.†	117,507	1,984,693
Bob Evans Farms, Inc.†(a)(b)	50,161	1,948,755
Boyd Gaming Corp.†(a)(b)*	152,792	3,035,977
Capella Education Co.†(b)	16,242	750,705
Carnival Corp. (Panama)	94,739	5,161,381
Chipotle Mexican Grill, Inc.†*	5,406	2,594,069
Churchill Downs, Inc.†(b)	14,832	2,098,580
Civitas Solutions, Inc.*	655	18,857

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cracker Barrel Old Country Store, Inc.(a)	10,149	$1,287,198
Darden Restaurants, Inc.†	72,811	4,633,692
DineEquity, Inc.†	23,008	1,948,087
Graham Holdings Co., Class B†	6,312	3,061,131
Hillenbrand, Inc.†	11,356	336,478
Hilton Worldwide Holdings, Inc.†(b)	44,169	945,217
Hyatt Hotels Corp., Class A†(a)(b)*	40,351	1,897,304
Interval Leisure Group, Inc.†(a)(b)	62,775	979,918
La Quinta Holdings, Inc.†(b)*	154,496	2,102,691
Marriott International, Inc., Class A†	6,898	462,442
Matthews International Corp., Class A†	12,725	680,151
Papa John’s International, Inc.†(a)	18,762	1,048,233
Pinnacle Entertainment, Inc.†*	80,490	2,504,849
Regis Corp.*	1,560	22,074
SeaWorld Entertainment, Inc.†(a)(b)	64,460	1,269,217
Six Flags Entertainment Corp.†(a)(b)	57,096	3,136,854
Sonic Corp.†	71,254	2,302,217
Speedway Motorsports, Inc.†	9,359	193,918
Starwood Hotels & Resorts Worldwide, Inc.†	5,139	356,030
Wyndham Worldwide Corp.†(a)(b)	71,159	5,169,701

		55,980,532

Food & Staples Retailing — 2.0%
Ingles Markets, Inc., Class A†(b)	33,201	1,463,500
PriceSmart, Inc.†(a)	8,590	712,884
Rite Aid Corp.*	25,611	200,790
SpartanNash Co.†(b)	34,299	742,230
SUPERVALU, Inc.†(b)*	399,361	2,707,668
United Natural Foods, Inc.*	17,697	696,554
Wal-Mart Stores, Inc.†	105,480	6,465,924
Weis Markets, Inc.†	8,586	380,360

		13,369,910

Food, Beverage & Tobacco — 12.5%
Altria Group, Inc.†	66,495	3,870,674
Archer-Daniels-Midland Co.†(b)	21,907	803,549
B&G Foods, Inc.†	12,237	428,540
Blue Buffalo Pet Products, Inc.(a)(b)*	120,494	2,254,443
Boston Beer Co., Inc., Class A†(a)(b)*	25,793	5,207,865
Coca-Cola Co. (The)†	32,308	1,387,952
Coca-Cola Enterprises, Inc.†	106,444	5,241,303
ConAgra Foods, Inc.†	105,697	4,456,186
Cott Corp. (Canada)†(b)	130,348	1,432,525

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dean Foods Co.†(a)(b)	397,799	$6,822,253
Dr Pepper Snapple Group, Inc.†	7,492	698,254
Flowers Foods, Inc.†	143,748	3,089,145
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)(b)	30,275	1,177,092
General Mills, Inc.†	52,315	3,016,483
Hain Celestial Group, Inc. (The)†*	19,973	806,709
Hormel Foods Corp.†	3,544	280,260
J&J Snack Foods Corp.	367	42,818
JM Smucker Co. (The)†(b)	50,075	6,176,250
Keurig Green Mountain, Inc.†	111,339	10,018,283
Molson Coors Brewing Co., Class B†	22,421	2,105,780
PepsiCo, Inc.†	10,042	1,003,397
Philip Morris International, Inc.†	35,353	3,107,882
Pilgrim’s Pride Corp.(a)	189,339	4,182,499
Reynolds American, Inc.†	20,453	943,928
Sanderson Farms, Inc.(a)	94,108	7,295,252
Snyder’s-Lance, Inc.(a)	11,700	401,310
Tyson Foods, Inc., Class A†(a)	147,495	7,865,908
Universal Corp.†	13,493	756,687
Vector Group, Ltd.†(a)	11,151	263,052

		85,136,279

Health Care Equipment & Services — 7.9%
Allscripts Healthcare Solutions, Inc.†(a)*	177,123	2,724,152
Amedisys, Inc.†(a)(b)*	51,324	2,018,060
AMN Healthcare Services, Inc.†(a)(b)*	70,610	2,192,440
Amsurg Corp.†(a)(b)*	60,468	4,595,568
Anika Therapeutics, Inc.†*	7,556	288,337
Becton Dickinson and Co.†(b)	9,369	1,443,669
Chemed Corp.†(a)(b)	14,175	2,123,415
CR Bard, Inc.(b)	1,869	354,063
DaVita HealthCare Partners, Inc.†(b)*	43,891	3,059,642
DENTSPLY International, Inc.†	4,741	288,490
Envision Healthcare Holdings, Inc.*	12,126	314,912
Express Scripts Holding Co.†*	43,837	3,831,792
HCA Holdings, Inc.†*	31,798	2,150,499
HMS Holdings Corp.†*	88,758	1,095,274
Hologic, Inc.†(a)*	39,947	1,545,549
Kindred Healthcare, Inc.†(b)	198,913	2,369,054
LHC Group, Inc.†(b)*	12,128	549,277
LifePoint Health, Inc.†(a)(b)*	88,377	6,486,872
McKesson Corp.†	7,232	1,426,367
MEDNAX, Inc.†(a)(b)*	36,717	2,631,140

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Meridian Bioscience, Inc.†(b)	17,273	$354,442
National HealthCare Corp.†(b)	2,984	184,113
Penumbra, Inc.*	584	31,425
PharMerica Corp.†(b)*	15,668	548,380
Quest Diagnostics, Inc.†	21,935	1,560,456
St Jude Medical, Inc	1,556	96,114
Surgery Partners, Inc.†*	8,323	170,538
Team Health Holdings, Inc.†*	32,259	1,415,848
Teleflex, Inc.†	14,799	1,945,329
Universal Health Services, Inc., Class B†(b)	49,427	5,906,032
VWR Corp.†*	1,543	43,682

		53,744,931

Household & Personal Products — 0.2%
Central Garden & Pet Co., Class A†(b)*	27,905	379,508
Clorox Co. (The)†	3,676	466,227
Energizer Holdings, Inc.†	16,135	549,558

		1,395,293

Materials — 0.1%
Univar, Inc.†(a)(b)*	55,128	937,727

Media — 3.8%
AMC Networks, Inc., Class A†(b)*	29,341	2,191,186
Comcast Corp., Class A†(a)	15,101	852,149
Discovery Communications, Inc., Class A†(a)*	64,792	1,728,651
Gannett Co., Inc.†(a)(b)	120,877	1,969,086
Loral Space & Communications, Inc.†(a)*	12,948	527,113
MDC Partners, Inc, Class A (Canada)†	24,483	531,771
Meredith Corp.†	42,575	1,841,369
MSG Networks, Inc., Class A†*	188,096	3,912,397
New York Times Co. (The), Class A†(b)	132,608	1,779,599
Regal Entertainment Group, Class A†(a)	145,744	2,750,189
Shaw Communications, Inc., Class B (Canada)	1,414	24,307
TEGNA, Inc.†	6,311	161,057
Time Warner, Inc.†	30,072	1,944,756
Viacom, Inc., Class B†(b)	131,716	5,421,431

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
World Wrestling Entertainment, Inc., Class A†	20,570	$366,969

		26,002,030

Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.†	13,575	804,183
Allergan PLC (Ireland)†(b)*	5,264	1,645,000
Amgen, Inc.†	20,438	3,317,700
Biogen, Inc.†*	4,413	1,351,923
Bio-Rad Laboratories, Inc., Class A†*	12,406	1,720,216
Emergent Biosolutions, Inc.†(b)*	66,389	2,656,224
Gilead Sciences, Inc.†	70,911	7,175,484
Horizon Pharma PLC (Ireland)†(a)*	35,588	771,192
Insys Therapeutics, Inc.(a)*	98,141	2,809,777
Jazz Pharmaceuticals PLC (Ireland)†*	8,176	1,149,219
Johnson & Johnson	5,319	546,368
Lannett Co., Inc.†(a)*	73,823	2,961,779
Luminex Corp.†(a)(b)*	26,802	573,295
Merck & Co, Inc.†(b)	83,149	4,391,930
Myriad Genetics, Inc.(a)*	17,754	766,263
PAREXEL International Corp.†*	12,951	882,222
PDL BioPharma, Inc.†(a)(b)	638,865	2,261,582
PRA Health Sciences, Inc.†(a)*	1,455	65,868
Prestige Brands Holdings, Inc.(a)*	1,783	91,789
Quintiles Transnational Holdings, Inc.†*	6,158	422,808
Sucampo Pharmaceuticals, Inc., Class A†(b)*	17,504	302,644
United Therapeutics Corp.†*	34,052	5,332,884

		42,000,350

Retailing — 9.9%
Aaron’s, Inc.†(b)	81,777	1,830,987
American Eagle Outfitters, Inc.†(a)	113,807	1,764,008
Asbury Automotive Group, Inc.†(b)*	34,617	2,334,570
Bed Bath & Beyond, Inc.†(a)*	62,551	3,018,086
Best Buy Co., Inc.†	29,511	898,610
Big Lots, Inc.†	20,054	772,881
Buckle, Inc. (The)(a)	64,512	1,985,679
Caleres, Inc.†(a)	57,326	1,537,483
Cato Corp. (The), Class A†	19,946	734,412
Chico’s FAS, Inc.†	146,735	1,565,662
Children’s Place, Inc. (The)†	51,052	2,818,070
DSW, Inc., Class A†(a)	88,686	2,116,048
Foot Locker, Inc.†	33,428	2,175,829

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
GameStop Corp., Class A(a)	9,864	$276,587
Gap, Inc. (The)†(a)	100,228	2,475,632
Genuine Parts Co.†(b)	54,774	4,704,539
GNC Holdings, Inc., Class A†(a)(b)	187,854	5,827,231
Group 1 Automotive, Inc.†(a)(b)	3,954	299,318
Guess?, Inc.†(a)(b)	240,632	4,543,132
Hibbett Sports, Inc.†(a)*	70,727	2,138,784
LKQ Corp.†*	54,622	1,618,450
Mattress Firm Holding Corp.(a)*	4,187	186,866
Men’s Wearhouse, Inc. (The)†(a)(b)	78,209	1,148,108
Office Depot, Inc.†*	495,951	2,797,164
Outerwall, Inc.(a)	90,769	3,316,699
Pep Boys-Manny Moe & Jack (The)†*	55,774	1,026,799
Pool Corp.†(a)	12,654	1,022,190
Select Comfort Corp.†(a)*	43,718	936,002
Staples, Inc.†	199,219	1,886,604
Target Corp.†	44,898	3,260,044
Urban Outfitters, Inc.†(a)(b)*	203,800	4,636,450
Vitamin Shoppe, Inc.†(a)(b)*	59,374	1,941,530

		67,594,454

Semiconductors & Semiconductor Equipment — 7.5%
Advanced Energy Industries, Inc.†*	64,113	1,809,910
Ambarella, Inc. (Cayman Islands)(a)*	41,428	2,309,197
Amkor Technology, Inc.†(b)*	267,997	1,629,422
Analog Devices, Inc.†(b)	111,515	6,169,010
Cabot Microelectronics Corp.†(b)*	29,690	1,299,828
Integrated Device Technology, Inc.†*	118,243	3,115,703
Intel Corp.†	54,693	1,884,174
KLA-Tencor Corp.†(a)(b)	86,404	5,992,117
Lam Research Corp.†(a)(b)	97,692	7,758,699
Linear Technology Corp.†(a)	61,279	2,602,519
Maxim Integrated Products, Inc.†	11,831	449,578
Microsemi Corp.†(a)*	7,912	257,852
MKS Instruments, Inc.†(a)(b)	56,044	2,017,584
OmniVision Technologies, Inc.†*	34,780	1,009,316
Photronics, Inc.†(a)*	46,474	578,601
Rambus, Inc.†*	5,791	67,118
Teradyne, Inc.†(a)(b)	236,871	4,896,124
Tessera Technologies, Inc.†	101,151	3,035,542
Texas Instruments, Inc.†(b)	70,729	3,876,656

		50,758,950

Software & Services — 9.0%
Accenture PLC, Class A (Ireland)†	5,840	610,280

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Aspen Technology, Inc.†(a)*	94,770	$3,578,515
Broadridge Financial Solutions, Inc.†	30,853	1,657,732
CA, Inc.†	21,545	615,325
CACI International, Inc., Class A†*	1,766	163,849
CGI Group, Inc., Class A (Canada)†*	52,949	2,119,548
Computer Sciences Corp.†	142,197	4,646,998
Convergys Corp.†	7,088	176,420
CoreLogic, Inc.†(b)*	8,125	275,112
CSG Systems International, Inc.†(a)(b)	39,064	1,405,523
EarthLink Holdings Corp.†(b)	217,179	1,613,640
Electronic Arts, Inc.†*	138,464	9,515,246
Euronet Worldwide, Inc.†*	4,270	309,276
Fidelity National Information Services, Inc	873	52,904
FleetCor Technologies, Inc.†(b)*	15,687	2,242,143
International Business Machines Corp.†	26,567	3,656,151
ManTech International Corp., Class A	3,946	119,327
Mentor Graphics Corp.†	25,200	464,184
MicroStrategy, Inc., Class A†(b)*	23,826	4,271,764
NeuStar, Inc., Class A(a)*	35,620	853,811
NIC, Inc.†(b)	22,074	434,416
Nuance Communications, Inc.†*	55,807	1,110,001
Oracle Corp.	697	25,461
Sykes Enterprises, Inc.†*	21,184	652,044
Symantec Corp.†	28,053	589,113
TeleTech Holdings, Inc.†	16,244	453,370
Teradata Corp.†(a)*	90,929	2,402,344
TiVo, Inc.†*	206,037	1,778,099
Total System Services, Inc.	256	12,749
Travelport Worldwide Ltd. (Bermuda)†	20,590	265,611
VASCO Data Security International, Inc.(a)*	8,353	139,746
VeriSign, Inc.†*	49,404	4,315,933
VMware, Inc., Class A†*	63,054	3,566,965
Web.com Group, Inc.†(a)(b)*	60,768	1,215,968
WebMD Health Corp.†*	8,503	410,695
Western Union Co. (The)†	317,706	5,690,114

		61,410,377

Technology Hardware & Equipment — 13.9%
Anixter International, Inc.†(b)*	37,011	2,235,094
Apple, Inc.†	45,373	4,775,962
ARRIS Group, Inc.†(a)*	42,207	1,290,268

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Avnet, Inc.	189	$8,097
AVX Corp.†(b)	42,135	511,519
Benchmark Electronics, Inc.†(b)*	74,022	1,530,035
Brocade Communications Systems, Inc.†(b)	756,377	6,943,541
Ciena Corp.†(a)*	142,541	2,949,173
Cisco Systems, Inc.†	92,204	2,503,800
CommScope Holding Co., Inc.†*	24,961	646,240
Corning, Inc.†	14,193	259,448
Cray, Inc.*	4,381	142,163
CSRA, Inc.†	59,232	1,776,960
Engility Holdings, Inc.(a)	5,183	168,344
F5 Networks, Inc.†(b)*	35,076	3,400,969
FEI Co.†	11,666	930,830
HP, Inc.†(b)	286,450	3,391,568
Ingram Micro, Inc., Class A†(b)	233,718	7,100,353
Insight Enterprises, Inc.†*	3,036	76,264
InterDigital, Inc.†	71,715	3,516,904
InvenSense, Inc.†*	356,755	3,649,604
IPG Photonics Corp.†(a)(b)*	31,871	2,841,618
Ixia†*	63,582	790,324
Juniper Networks, Inc.†(a)	169,979	4,691,420
Lumentum Holdings, Inc.†(b)*	42,181	928,826
Methode Electronics, Inc.†	18,229	580,229
MTS Systems Corp.†(a)(b)	15,932	1,010,248
NCR Corp.†*	43,618	1,066,896
NetApp, Inc.†(a)	84,457	2,240,644
NETGEAR, Inc.†(b)*	82,110	3,441,230
OSI Systems, Inc.†*	21,497	1,905,924
Plantronics, Inc.†	45,850	2,174,207
Polycom, Inc.†*	149,722	1,885,000
QUALCOMM, Inc.†	57,196	2,858,942
SYNNEX Corp.†(a)(b)	46,819	4,210,433
Tech Data Corp.†*	75,203	4,991,975
Ubiquiti Networks, Inc.(a)*	81,945	2,596,837
Universal Display Corp.†*	74,693	4,066,287
Vishay Intertechnology, Inc.†	50,553	609,164
Western Digital Corp.†(a)	71,392	4,287,090

		94,984,430

Telecommunication Services — 1.6%
BCE, Inc. (Canada)†	59,929	2,314,458
CenturyLink, Inc.†	89,043	2,240,322
General Communication, Inc., Class A(b)*	2,893	57,224

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Shenandoah Telecommunications Co.†(b)	20,403	$878,349
United States Cellular Corp.†(b)*	4,339	177,075
Verizon Communications, Inc.†	106,331	4,914,619

		10,582,047

Transportation — 6.3%
Alaska Air Group, Inc.†	709	57,081
Allegiant Travel Co.†(b)	15,790	2,650,036
American Airlines Group, Inc.†	40,541	1,716,911
ArcBest Corp.†	33,151	709,100
CH Robinson Worldwide, Inc.†(a)(b)	48,780	3,025,336
Delta Air Lines, Inc.†	115,746	5,867,165
Expeditors International of Washington, Inc.†(b)	80,770	3,642,727
Hawaiian Holdings, Inc.†*	12,534	442,826
Heartland Express, Inc.†(a)(b)	116,069	1,975,494
Hub Group, Inc., Class A†(b)*	60,750	2,001,712
JetBlue Airways Corp.†(a)(b)*	177,446	4,019,152
Kirby Corp.†*	6,088	320,351
Landstar System, Inc.†(b)	95,653	5,610,048
Matson, Inc.†	26,990	1,150,584
Southwest Airlines Co.†	119,350	5,139,211
Union Pacific Corp.†	3,898	304,824
United Continental Holdings, Inc.†*	68,968	3,951,866
Wesco Aircraft Holdings, Inc.†(b)*	46,200	553,014

		43,137,438

TOTAL COMMON STOCKS (Cost $829,298,555)		832,032,860

TOTAL LONG POSITIONS - 122.1%		832,032,860

(Cost $829,298,555)**

SHORT POSITIONS — (97.0)%
COMMON STOCKS — (97.0)%
Automobiles & Components — (1.5)%
BorgWarner, Inc.	(35,843)	(1,549,493)
Delphi Automotive PLC (Jersey)	(28,245)	(2,421,444)
Drew Industries, Inc.	(25,687)	(1,564,081)
Federal-Mogul Holdings Corp.*	(52,727)	(361,180)
Tesla Motors, Inc.*	(17,716)	(4,252,017)

		(10,148,215)

Capital Goods — (8.3)%
AAON, Inc.	(23,158)	(537,729)
AAR Corp.	(26,890)	(706,938)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aceto Corp.	(32,662)	$(881,221)
Aercap Holdings NV*	(5,548)	(239,452)
Air Lease Corp.	(2,657)	(88,956)
Albany International Corp., Class A	(14,329)	(523,725)
Allegion PLC (Ireland)	(10,842)	(714,705)
AMETEK, Inc.	(12,020)	(644,152)
Astec Industries, Inc.	(13,933)	(567,073)
Astronics Corp.*	(6,241)	(254,071)
Beacon Roofing Supply, Inc.*	(8,199)	(337,635)
Builders FirstSource, Inc.*	(271,479)	(3,007,987)
CAE, Inc. (Canada)	(478)	(5,301)
Danaher Corp.	(57,802)	(5,368,650)
Deere & Co.	(23,047)	(1,757,795)
Donaldson Co., Inc.	(14,495)	(415,427)
Dycom Industries, Inc.*	(38,682)	(2,706,193)
EnPro Industries, Inc.	(37,338)	(1,636,898)
Generac Holdings, Inc.*	(121,924)	(3,629,677)
Granite Construction, Inc.	(21,063)	(903,813)
Greenbrier Cos, Inc. (The)	(9,051)	(295,244)
Hexcel Corp.	(95,067)	(4,415,862)
Hyster-Yale Materials Handling, Inc.	(11,622)	(609,574)
John Bean Technologies Corp.	(17,553)	(874,666)
Lindsay Corp.	(1,488)	(107,731)
Manitowoc Co., Inc. (The)	(97,759)	(1,500,601)
Middleby Corp. (The)*	(34,559)	(3,727,879)
Milacron Holdings Corp.*	(35,376)	(442,554)
Navistar International Corp.*	(11,255)	(99,494)
Ply Gem Holdings, Inc.*	(456)	(5,718)
Primoris Services Corp.	(51,311)	(1,130,381)
Proto Labs, Inc.*	(3,714)	(236,545)
Raven Industries, Inc.	(17,735)	(276,666)
RBC Bearings, Inc.*	(25,970)	(1,677,402)
Regal Beloit Corp.	(16,322)	(955,163)
Roper Technologies, Inc.	(4,280)	(812,301)
Rush Enterprises, Inc., Class A*	(43,922)	(961,453)
Sensata Technologies Holding NV (Netherlands)*	(1,542)	(71,025)
Snap-on, Inc.	(5,159)	(884,407)
Sunrun, Inc.*	(96,192)	(1,132,180)
Textainer Group Holdings Ltd. (Bermuda)	(80,696)	(1,138,621)
Textron, Inc.	(16,282)	(684,007)
Timken Co.	(23,483)	(671,379)
Trex Co., Inc.*	(16,872)	(641,811)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Triumph Group, Inc.	(75,368)	$(2,995,878)
Tutor Perini Corp.*	(65,168)	(1,090,912)
United Rentals, Inc.*	(28)	(2,031)
Woodward, Inc.	(82,344)	(4,089,203)
Xylem, Inc.	(141)	(5,146)

		(56,463,232)

Commercial & Professional Services — (3.2)%
Acco Brands Corp.*	(1,706)	(12,164)
ADT Corp. (The)	(51,921)	(1,712,355)
Advisory Board Co. (The)*	(7,665)	(380,261)
Copart, Inc.*	(16,075)	(611,011)
Covanta Holding Corp.	(221,480)	(3,430,725)
Equifax, Inc.	(13,493)	(1,502,715)
Exponent, Inc.	(9,103)	(454,695)
G&K Services, Inc., Class A	(18,655)	(1,173,400)
Healthcare Services Group, Inc.	(25,590)	(892,323)
HNI Corp.	(9,719)	(350,467)
INC Research Holdings, Inc., Class A*	(556)	(26,972)
Mobile Mini, Inc.	(3,513)	(109,360)
MSA Safety, Inc.	(7,839)	(340,761)
On Assignment, Inc.*	(43,982)	(1,976,991)
Republic Services, Inc.	(916)	(40,295)
Rollins, Inc.	(42)	(1,088)
Sabre Corp.	(20,117)	(562,672)
Stantec, Inc. (Canada)	(3,401)	(84,311)
Steelcase, Inc., Class A	(36,217)	(539,633)
Towers Watson & Co., Class A	(256)	(32,886)
Transunion*	(1,397)	(38,515)
TriNet Group, Inc.*	(106,054)	(2,052,145)
Verisk Analytics, Inc.*	(44,581)	(3,427,387)
WageWorks, Inc.*	(42,061)	(1,908,308)

		(21,661,440)

Consumer Durables & Apparel — (11.0)%
CalAtlantic Group, Inc	(133,633)	(5,067,363)
Coach, Inc.	(167,319)	(5,476,351)
Columbia Sportswear Co.	(60,173)	(2,934,035)
Deckers Outdoor Corp.*	(107,741)	(5,085,375)
Fossil Group, Inc.*	(31,760)	(1,161,146)
G-III Apparel Group Ltd.*	(73,787)	(3,265,813)
Gildan Activewear, Inc. (Canada)	(25,945)	(737,357)
Harman International Industries, Inc.	(46,758)	(4,405,071)
Hasbro, Inc.	(68,942)	(4,643,933)
iRobot Corp.*	(59,056)	(2,090,582)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Jarden Corp.*	(99,583)	$(5,688,181)
KB Home	(87,244)	(1,075,719)
La-Z-Boy, Inc.	(30,947)	(755,726)
Libbey, Inc.	(5,420)	(115,554)
Lululemon Athletica, Inc.*	(98,743)	(5,181,045)
Mattel, Inc.	(201,251)	(5,467,990)
MDC Holdings, Inc.	(30,527)	(779,354)
Mohawk Industries, Inc.*	(9,123)	(1,727,805)
Newell Rubbermaid, Inc.	(18,452)	(813,364)
PulteGroup, Inc.	(290,011)	(5,167,996)
Toll Brothers, Inc.*	(73,357)	(2,442,788)
TRI Pointe Group, Inc.*	(36,381)	(460,947)
Under Armour, Inc., Class A*	(59,170)	(4,769,694)
Universal Electronics, Inc.*	(4,724)	(242,577)
VF Corp.	(71,689)	(4,462,640)
William Lyon Homes, Class A*	(62,209)	(1,026,448)

		(75,044,854)

Consumer Services — (6.6)%
2U, Inc.*	(137,904)	(3,858,554)
Bright Horizons Family Solutions, Inc.*	(8,067)	(538,876)
Buffalo Wild Wings, Inc.*	(23,557)	(3,760,875)
ClubCorp Holdings, Inc.	(96,600)	(1,764,882)
DeVry Education Group, Inc.	(22,921)	(580,131)
Domino’s Pizza, Inc.	(9,249)	(1,028,951)
Fiesta Restaurant Group, Inc.*	(53,570)	(1,799,952)
Grand Canyon Education, Inc.*	(61,474)	(2,466,337)
Houghton Mifflin Harcourt Co.*	(190,902)	(4,157,846)
International Speedway Corp., Class A	(27,982)	(943,553)
Jack in (The) Box, Inc.	(3,414)	(261,888)
LifeLock, Inc.*	(7,934)	(113,853)
MGM Resorts International*	(203,881)	(4,632,176)
Panera Bread Co., Class A*	(5,594)	(1,089,599)
Penn National Gaming, Inc.*	(184,004)	(2,947,744)
Planet Fitness, Inc., Class A*	(2,953)	(46,155)
Red Robin Gourmet Burgers, Inc.*	(49,336)	(3,046,005)
Royal Caribbean Cruises, Ltd. (Liberia)	(12,879)	(1,303,484)
Starbucks Corp.	(482)	(28,934)
Texas Roadhouse, Inc.	(66,274)	(2,370,621)
Vail Resorts, Inc.	(13,928)	(1,782,645)
Wendy’s Co. (The)	(38,561)	(415,302)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(86,867)	$(6,010,328)

		(44,948,691)

Food & Staples Retailing — (1.6)%
Costco Wholesale Corp.	(19,742)	(3,188,333)
CVS Health Corp.	(43,290)	(4,232,463)
Fresh Market, Inc. (The)*	(18)	(422)
Kroger Co. (The)	(61,970)	(2,592,205)
Smart & Final Stores, Inc.*	(38,327)	(697,935)
Sprouts Farmers Market, Inc.*	(843)	(22,415)
Whole Foods Market, Inc.	(1,772)	(59,362)

		(10,793,135)

Food, Beverage & Tobacco — (2.9)%
Amplify Snack Brands, Inc.*	(30,881)	(355,749)
Brown-Forman Corp., Class B	(1,987)	(197,269)
Bunge Ltd. (Bermuda)	(44,245)	(3,021,049)
Calavo Growers, Inc.	(4,009)	(196,441)
Coca-Cola Bottling Co. Consolidated	(9,967)	(1,819,077)
Constellation Brands, Inc., Class A	(291)	(41,450)
Diamond Foods, Inc.*	(77,143)	(2,973,863)
Lancaster Colony Corp.	(17)	(1,963)
McCormick & Co., Inc.	(20,097)	(1,719,499)
Mondelez International, Inc., Class A	(51,984)	(2,330,963)
National Beverage Corp.*	(3,308)	(150,316)
Pinnacle Foods, Inc.	(47,057)	(1,998,040)
Post Holdings, Inc.*	(26,554)	(1,638,382)
Tootsie Roll Industries, Inc.	(1,702)	(53,766)
WhiteWave Foods Co., (The)*	(88,663)	(3,449,877)

		(19,947,704)

Health Care Equipment & Services — (8.7)%
Abaxis, Inc.	(123)	(6,849)
Abiomed, Inc.*	(25,208)	(2,275,778)
Acadia Healthcare Co., Inc.*	(14,736)	(920,410)
Air Methods Corp*	(26,502)	(1,111,229)
Alere, Inc.*	(7,164)	(280,041)
Align Technology, Inc.*	(24,209)	(1,594,163)
AmerisourceBergen Corp.	(8,473)	(878,735)
athenahealth, Inc.*	(4,555)	(733,218)
Bio-Techne Corp.	(38,748)	(3,487,320)
Boston Scientific Corp.*	(7,975)	(147,059)
Cantel Medical Corp.	(18,079)	(1,123,429)
Capital Senior Living Corp.*	(6,580)	(137,259)
Cerner Corp.*	(42,478)	(2,555,901)
CONMED Corp.	(12,652)	(557,321)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CorVel Corp.*	(61)	$(2,679)
Cynosure, Inc., Class A*	(21,020)	(938,963)
DexCom, Inc.*	(37,058)	(3,035,050)
Endologix, Inc.*	(151,377)	(1,498,632)
Ensign Group, Inc. (The)	(72,810)	(1,647,690)
ExamWorks Group, Inc.*	(15,205)	(404,453)
Globus Medical, Inc., Class A*	(19,151)	(532,781)
Greatbatch, Inc.*	(25,241)	(1,325,152)
Haemonetics Corp.*	(53)	(1,709)
HeartWare International, Inc.*	(5,598)	(282,139)
Henry Schein, Inc.*	(22,343)	(3,534,439)
Hill-Rom Holdings, Inc.	(50,540)	(2,428,952)
Intuitive Surgical, Inc.*	(202)	(110,324)
K2M Group Holdings, Inc.*	(25,037)	(494,230)
LDR Holding Corp.*	(13,615)	(341,873)
LivaNova PLC (United Kingdom)*	(5,203)	(308,902)
Masimo Corp.*	(4,438)	(184,221)
MedAssets, Inc.*	(24,693)	(764,001)
Medidata Solutions, Inc.*	(46,182)	(2,276,311)
Natus Medical, Inc.*	(27,739)	(1,332,859)
Neogen Corp.*	(23,194)	(1,310,925)
Novadaq Technologies, Inc. (Canada)*	(19,357)	(246,608)
Omnicell, Inc.*	(52,730)	(1,638,848)
Owens & Minor, Inc.	(14,476)	(520,846)
Patterson Cos, Inc.	(107,415)	(4,856,232)
Providence Service Corp. (The)*	(2,773)	(130,109)
Quality Systems, Inc.	(14,073)	(226,857)
Select Medical Holdings Corp.	(208,910)	(2,488,118)
Spectranetics Corp. (The)*	(78,591)	(1,183,580)
Surgical Care Affiliates, Inc.*	(532)	(21,179)
Veeva Systems, Inc., Class A*	(33,487)	(966,100)
Wright Medical Group NV (Netherlands)*	(112,146)	(2,711,690)
Zeltiq Aesthetics, Inc.*	(102,327)	(2,919,389)
Zimmer Biomet Holdings, Inc.	(25,804)	(2,647,232)

		(59,121,785)

Household & Personal Products — (1.1)%
Avon Products, Inc.	(225,353)	(912,680)
Edgewell Personal Care Co.	(1,782)	(139,655)
Estee Lauder Cos, Inc., Class A (The)	(39,132)	(3,445,964)
Inter Parfums, Inc.	(10,108)	(240,773)
Kimberly-Clark Corp.	(13)	(1,655)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Revlon, Inc., Class A*	(6,819)	$(189,841)
Spectrum Brands Holdings, Inc.	(23,108)	(2,352,394)

		(7,282,962)

Media — (2.4)%
Cablevision Systems Corp., Class A	(26,738)	(852,942)
CBS Corp., Class B	(29,501)	(1,390,382)
EW Scripps Co. (The), Class A	(51,463)	(977,797)
Gray Television, Inc.*	(44,741)	(729,278)
John Wiley & Sons, Inc., Class A	(132)	(5,944)
Live Nation Entertainment, Inc.*	(156,110)	(3,835,623)
Media General, Inc.*	(2,918)	(47,126)
National CineMedia, Inc.	(10,315)	(162,049)
New Media Investment Group, Inc.	(17,762)	(345,649)
Rentrak Corp.*	(33,408)	(1,587,882)
Scholastic Corp.	(34,916)	(1,346,361)
Scripps Networks Interactive, Inc., Class A	(14,706)	(811,918)
Time Warner Cable, Inc.	(10,260)	(1,904,153)
Time, Inc.	(167,772)	(2,628,987)

		(16,626,091)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Affymetrix, Inc.*	(5,668)	(57,190)
Agios Pharmaceuticals, Inc.*	(3,888)	(252,409)
Albany Molecular Research, Inc.*	(55,759)	(1,106,816)
Bluebird Bio, Inc.*	(14,912)	(957,649)
Bruker Corp.*	(68,498)	(1,662,446)
Cambrex Corp.*	(1,912)	(90,036)
Celgene Corp.*	(379)	(45,389)
Cempra, Inc.*	(46,617)	(1,451,187)
Charles River Laboratories International, Inc.*	(11,913)	(957,686)
Coherus Biosciences, Inc.*	(232)	(5,327)
Depomed, Inc.*	(72,821)	(1,320,245)
Diplomat Pharmacy, Inc.*	(72,827)	(2,492,140)
Endo International PLC (Ireland)*	(10,685)	(654,136)
Epizyme, Inc.*	(19,175)	(307,184)
Esperion Therapeutics, Inc.*	(2,620)	(58,321)
Five Prime Therapeutics, Inc.*	(28,706)	(1,191,299)
Halozyme Therapeutics, Inc.*	(4,367)	(75,680)
Heron Therapeutics, Inc.*	(57,287)	(1,529,563)
Illumina, Inc.*	(28,636)	(5,496,537)
Insmed, Inc.*	(21,540)	(390,951)
Intra-Cellular Therapies, Inc.*	(29,288)	(1,575,402)
MacroGenics, Inc.*	(8,973)	(277,894)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mettler-Toledo International, Inc.*	(1,204)	$(408,313)
Nektar Therapeutics*	(67,127)	(1,131,090)
Nevro Corp.*	(47,008)	(3,173,510)
NewLink Genetics Corp.*	(257)	(9,352)
Novavax, Inc.*	(1,514)	(12,702)
Pacific Biosciences of California, Inc.*	(86,363)	(1,133,946)
Pacira Pharmaceuticals, Inc.*	(492)	(37,781)
PerkinElmer, Inc.	(13,660)	(731,766)
PTC Therapeutics, Inc.*	(34,353)	(1,113,037)
Relypsa, Inc.*	(13,574)	(384,687)
TESARO, Inc.*	(5,597)	(292,835)
TG Therapeutics, Inc.*	(3,130)	(37,341)
Thermo Fisher Scientific, Inc.	(7,940)	(1,126,289)

		(31,548,136)

Retailing — (11.9)%
Amazon.com, Inc.*	(3,091)	(2,089,176)
Ascena Retail Group, Inc.*	(392,238)	(3,863,544)
AutoNation, Inc.*	(19,037)	(1,135,747)
Barnes & Noble, Inc.	(1,571)	(13,683)
Burlington Stores, Inc.*	(26,618)	(1,141,912)
CarMax, Inc.*	(45,675)	(2,465,080)
Core-Mark Holding Co., Inc.	(28,970)	(2,373,802)
Dick’s Sporting Goods, Inc.	(12,426)	(439,259)
Dillard’s, Inc., Class A	(24,631)	(1,618,503)
Dollar Tree, Inc.*	(70,917)	(5,476,211)
Expedia, Inc.	(16,689)	(2,074,443)
Express, Inc.*	(94,805)	(1,638,230)
Finish Line, Inc. (The), Class A	(5,745)	(103,870)
Five Below, Inc.*	(85,112)	(2,732,095)
Genesco, Inc.*	(48,353)	(2,747,901)
Groupon, Inc.*	(1,767,450)	(5,426,072)
JC Penney Co., Inc.*	(739,618)	(4,925,856)
Kohl’s Corp.	(76,304)	(3,634,360)
L Brands, Inc.	(38,666)	(3,704,976)
Macy’s, Inc.	(19,028)	(665,599)
Michaels Cos, Inc. (The)*	(43,277)	(956,854)
Murphy USA, Inc.*	(29,226)	(1,775,187)
Netflix, Inc.*	(43,429)	(4,967,409)
Nordstrom, Inc.	(48,980)	(2,439,694)
Ollie’s Bargain Outlet Holdings, Inc.*	(47,908)	(814,915)
Party City Holdco, Inc.*	(89,168)	(1,151,159)
Penske Automotive Group, Inc.	(14,685)	(621,763)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Restoration Hardware Holdings, Inc.*	(37,548)	$(2,983,189)
Ross Stores, Inc.	(21,709)	(1,168,161)
Shutterfly, Inc.*	(87,256)	(3,888,127)
Sonic Automotive, Inc., Class A	(59,826)	(1,361,640)
TripAdvisor, Inc.*	(44,596)	(3,801,809)
Ulta Salon Cosmetics & Fragrance, Inc.*	(22,091)	(4,086,835)
Vista Outdoor, Inc.*	(67,083)	(2,985,864)

		(81,272,925)

Semiconductors & Semiconductor Equipment — (4.9)%
Advanced Micro Devices, Inc.*	(688,204)	(1,975,145)
Atmel Corp.	(207,879)	(1,789,838)
Cavium, Inc.*	(16,438)	(1,080,141)
Cirrus Logic, Inc.*	(42,129)	(1,244,069)
Cree, Inc.*	(71,613)	(1,909,919)
Cypress Semiconductor Corp.	(16,487)	(161,737)
Diodes, Inc.*	(41,083)	(944,087)
Fairchild Semiconductor International, Inc.*	(106,414)	(2,203,834)
M/A-COM Technology Solutions Holdings, Inc.*	(49,518)	(2,024,791)
Marvell Technology Group Ltd. (Bermuda)	(312,554)	(2,756,726)
Microchip Technology, Inc.	(66,949)	(3,115,806)
Micron Technology, Inc.*	(295,129)	(4,179,027)
PMC-Sierra, Inc.	(3,051)	(35,453)
Semtech Corp.*	(15,868)	(300,223)
Silicon Laboratories, Inc.*	(27,446)	(1,332,229)
SunEdison, Inc.*	(948,172)	(4,826,195)
Synaptics, Inc.*	(39,267)	(3,154,711)
Viavi Solutions, Inc.*	(28,965)	(176,397)

		(33,210,328)

Software & Services — (9.5)%
ACI Worldwide, Inc.*	(2,235)	(47,829)
Activision Blizzard, Inc.	(20,910)	(809,426)
Acxiom Corp.*	(79,336)	(1,659,709)
Alliance Data Systems Corp.*	(17,291)	(4,782,172)
Autodesk, Inc.*	(42,353)	(2,580,568)
Automatic Data Processing, Inc.	(31,087)	(2,633,691)
Barracuda Networks, Inc.*	(16,081)	(300,393)
Black Knight Financial Services, Inc., Class A*	(31,559)	(1,043,340)
Blackbaud, Inc.	(14,660)	(965,508)
Booz Allen Hamilton Holding Corp.	(46,356)	(1,430,083)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Bottomline Technologies de, Inc.*	(40,261)	$(1,196,960)
BroadSoft, Inc.*	(60,132)	(2,126,268)
Cardtronics, Inc.*	(25,422)	(855,450)
Cimpress NV (Netherlands)*	(3,813)	(309,387)
CommVault Systems, Inc.*	(34,711)	(1,365,878)
CoStar Group, Inc.*	(10,362)	(2,141,722)
Demandware, Inc.*	(17,681)	(954,244)
Evolent Health, Inc., Class A*	(34,807)	(421,513)
Facebook, Inc., Class A*	(7,679)	(803,684)
FireEye, Inc.*	(63,215)	(1,311,079)
Gartner, Inc.*	(12,415)	(1,126,040)
Global Eagle Entertainment, Inc.*	(61,185)	(603,896)
Global Payments, Inc.	(23,471)	(1,514,114)
Guidewire Software, Inc.*	(22,939)	(1,380,010)
Heartland Payment Systems, Inc.	(26,002)	(2,465,510)
Hortonworks, Inc.*	(1,697)	(37,164)
HubSpot, Inc.*	(10,612)	(597,562)
Inovalon Holdings, Inc., Class A*	(21,322)	(362,474)
Interactive Intelligence Group, Inc.*	(2,511)	(78,896)
Intuit, Inc.	(1,469)	(141,758)
j2 Global, Inc.	(180)	(14,818)
MAXIMUS, Inc.	(223)	(12,544)
NetScout Systems, Inc.*	(50,484)	(1,549,859)
NetSuite, Inc.*	(19,163)	(1,621,573)
New Relic, Inc.*	(5,058)	(184,263)
Paychex, Inc.	(13,010)	(688,099)
Press Ganey Holdings, Inc.*	(20,655)	(651,665)
Progress Software Corp.*	(22,727)	(545,448)
Proofpoint, Inc.*	(6,400)	(416,064)
PROS Holdings, Inc.*	(36,051)	(830,615)
Qlik Technologies, Inc.*	(23,727)	(751,197)
Rovi Corp.*	(105,605)	(1,759,379)
Science Applications International Corp.	(31,383)	(1,436,714)
Splunk, Inc.*	(39,766)	(2,338,638)
SS&C Technologies Holdings, Inc.	(40,013)	(2,731,688)
Take-Two Interactive Software, Inc.*	(75,690)	(2,637,040)
Twitter, Inc.*	(30,787)	(712,411)
Tyler Technologies, Inc.*	(6,748)	(1,176,311)
Ultimate Software Group, Inc. (The)*	(14,989)	(2,930,499)
VeriFone Systems, Inc.*	(43,579)	(1,221,084)
Virtusa Corp.*	(6,365)	(263,129)
Workday, Inc., Class A*	(10,552)	(840,783)
Xerox Corp.	(204,180)	(2,170,433)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Yelp, Inc.*	(37,032)	$(1,066,522)

		(64,597,104)

Technology Hardware & Equipment — (10.6)%
3D Systems Corp.*	(538,773)	(4,681,937)
ADTRAN, Inc.	(17,158)	(295,461)
Arrow Electronics, Inc.*	(34,441)	(1,866,013)
Badger Meter, Inc.	(11,788)	(690,659)
Belden, Inc.	(1,191)	(56,787)
BlackBerry Ltd. (Canada)*	(237,993)	(2,208,575)
Celestica, Inc. (Canada)*	(22,939)	(253,017)
Cognex Corp.	(20,597)	(695,561)
Diebold, Inc.	(111,258)	(3,347,753)
Dolby Laboratories, Inc., Class A	(64,228)	(2,161,272)
Electronics For Imaging, Inc.*	(59,824)	(2,796,174)
Finisar Corp.*	(178,817)	(2,599,999)
FLIR Systems, Inc.	(24,105)	(676,627)
Harris Corp.	(65,004)	(5,648,848)
Hewlett Packard Enterprise Co.	(2,718)	(41,314)
Itron, Inc.*	(66,921)	(2,421,202)
Jabil Circuit, Inc.	(158,730)	(3,696,822)
Keysight Technologies, Inc.*	(20,811)	(589,576)
Knowles Corp.*	(297,436)	(3,964,822)
Lexmark International, Inc., Class A	(27,449)	(890,720)
Mitel Networks Corp. (Canada)*	(86,557)	(665,623)
Nimble Storage, Inc.*	(197,728)	(1,819,098)
Plexus Corp.*	(6,665)	(232,742)
Pure Storage, Inc., Class A*	(3,587)	(55,850)
QLogic Corp.*	(61,429)	(749,434)
Rogers Corp.*	(15,518)	(800,263)
Ruckus Wireless, Inc.*	(292,166)	(3,129,098)
SanDisk Corp.	(73,138)	(5,557,757)
Sanmina Corp.*	(29,043)	(597,705)
ScanSource, Inc.*	(19,457)	(626,905)
Sierra Wireless, Inc. (Canada)*	(60,641)	(954,489)
Stratasys Ltd. (Israel)*	(212,482)	(4,989,077)
Super Micro Computer, Inc.*	(131,514)	(3,223,408)
ViaSat, Inc.*	(46,665)	(2,847,032)
Zayo Group Holdings, Inc.*	(91,262)	(2,426,657)
Zebra Technologies Corp., Class A*	(54,481)	(3,794,602)

		(72,052,879)

Telecommunication Services — (3.6)%
8x8, Inc.*	(135,139)	(1,547,341)
Arista Networks, Inc.*	(38,463)	(2,993,960)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
AT&T, Inc.	(141,446)	$(4,867,157)
Atlantic Tele-Network, Inc.	(9)	(704)
Box, Inc.*	(32,685)	(456,283)
Cogent Communications Holdings, Inc.	(49,730)	(1,725,134)
Consolidated Communications Holdings, Inc.	(15,823)	(331,492)
Frontier Communications Corp.	(31,354)	(146,423)
Globalstar, Inc.*	(479,599)	(690,623)
Iridium Communications, Inc.*	(161,967)	(1,362,142)
Level 3 Communications, Inc.*	(71,505)	(3,887,012)
RingCentral, Inc., Class A*	(52,987)	(1,249,433)
SBA Communications Corp., Class A*	(4,266)	(448,229)
Sprint Corp.*	(170,407)	(616,873)
T-Mobile US, Inc.*	(78,677)	(3,077,844)
Vonage Holdings Corp.*	(209,821)	(1,204,373)
Zendesk, Inc.*	(6,357)	(168,079)

		(24,773,102)

Transportation — (4.6)%
Atlas Air Worldwide Holdings, Inc.*	(5,843)	(241,550)
Echo Global Logistics, Inc.*	(17,394)	(354,664)
FedEx Corp.	(5,467)	(814,528)
Forward Air Corp.	(8,827)	(379,649)
Hertz Global Holdings, Inc.*	(7,959)	(113,257)
Knight Transportation, Inc.	(110,209)	(2,670,364)
Norfolk Southern Corp.	(39,583)	(3,348,326)
Ryder System, Inc.	(84,854)	(4,822,253)
SkyWest, Inc.	(127,123)	(2,417,879)
Spirit Airlines, Inc.*	(101,183)	(4,032,143)
Swift Transportation Co.*	(365,179)	(5,046,774)
Virgin America, Inc.*	(66,529)	(2,395,709)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	(66,706)	$(1,560,253)
XPO Logistics, Inc.*	(125,436)	(3,418,131)

		(31,615,480)

TOTAL COMMON STOCK (Proceeds $714,330,290)		(661,108,063)

TOTAL SECURITES SOLD SHORT - (97.0)%		(661,108,063)

(Proceeds $714,330,290)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		510,315,473

NET ASSETS - 100.0%		$681,240,270

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2015, the market value of securities on loan was $58,864,677.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$829,298,555

Gross unrealized appreciation	$51,119,256
Gross unrealized depreciation	(48,384,951)

Net unrealized appreciation	$2,734,305

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2015

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.8%
Gotham Absolute 500 Fund	325,902	$3,219,914
Gotham Enhanced 500 Fund	185,252	1,758,042
Gotham Index Plus Fund	185,632	1,822,908
Gotham Neutral Fund	124,041	1,216,846

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $8,443,478)**		8,017,710

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		19,036

NET ASSETS - 100.0%		$8,036,746

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments for the affiliated funds accompany this report.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$8,443,478

Gross unrealized appreciation	$—
Gross unrealized depreciation	(425,768)

Net unrealized depreciation	$(425,768)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund and Gotham Total Return Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2015, the following Funds had securities lending programs and at December 31, 2015, the market value of securities on loan and cash collateral received were as follows:

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2015

(Unaudited)

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$377,339,604	$391,902,860	$—
Gotham Absolute 500 Fund.	2,905,353	2,995,053	—
Gotham Enhanced Return Fund	363,722,015	377,699,269	—
Gotham Enhanced 500 Fund	2,237,334	2,307,294	—
Gotham Index Plus Fund	2,899,371	2,989,967	—
Gotham Neutral Fund	58,864,677	61,172,745	—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	2/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	2/29/2016

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	2/29/2016

*  Print the name and title of each signing officer under his or her signature.